                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response:  5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-2699
                                  ----------------------------------------------


                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     12/31
                        ---------------

Date of reporting period:   06/30/04
                         --------------

Item 1. Reports to Stockholders.

                                                  AIM AGGRESSIVE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2004


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM AGGRESSIVE ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK
MARKET.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                         o At any given time, the fund may be          o The fund may invest in funds that
                                            subject to sector risk, which means a         invest in real estate investment trusts
o Class B shares are not available as an    certain sector may underperform other         (REITs), which present risks not
investment for retirement plans             sectors or the market as a whole. The         associated with investing in stocks.
maintained pursuant to Section 401 of       fund is not limited with respect to the
the Internal Revenue Code, including        sectors in which it can invest.               ABOUT INDEXES USED IN THIS REPORT
401(k) plans, money purchase pension
plans and profit sharing plans, except      o A change in interest rates will affect      o The unmanaged Standard & Poor's
for plans that have existing accounts       the fund's investments in fixed-income        Composite Index of 500 Stocks (the S&P
invested in Class B shares. Class R         mutual funds.                                 500--Registered Trademark-- Index) is an
shares are available only to certain                                                      index of common stocks frequently used
retirement plans and IRAs. Please see       o Mortgage-backed and asset-backed            as a general measure of U.S. stock
the prospectus for more information.        securities in which the underlying funds      market performance.
                                            invest are subject to different risks
PRINCIPAL RISKS OF INVESTING IN THE FUND    from bonds and, as a result, may respond      o The unmanaged Lipper Multi-Cap Core
                                            to changes in interest rates                  Fund Index represents an average of the
o The advisor may change the fund's         differently.                                  performance of the 30 largest multi-
asset class allocations, the underlying                                                   capitalization core equity funds tracked
funds or the target weightings in the       o International investing presents            by Lipper, Inc., an independent mutual
underlying funds at its discretion.         certain risks not associated with             fund performance monitor.
                                            investing solely in the United States.
o The advisor has the ability to select     These include, for instance, risks            o The fund uses a custom index composed
and substitute the underlying funds in      relating to fluctuations in the value of      of 70% Russell 3000 Index, 25% MSCI EAFE
which the fund invests, and may be          the U.S. dollar relative to the values        Index, and 5% Lehman High Yield Index.
subject to potential conflicts of           of other currencies, the custody              The unmanaged Russell 3000--Registered
interest in selecting underlying funds      arrangements made for the fund's foreign      Trademark-- Index is an index of common
because it may receive higher fees from     holdings, political and economic risks,       stocks that measures performance of the
certain underlying funds than others.       differences in accounting procedures,         largest 3,000 U.S. companies based on
However, as a fiduciary to the fund, the    the lesser degree of public information       market capitalization. The unmanaged
advisor is required to act in the fund's    required to be provided by non-U.S.           MSCI Europe, Australasia and the Far
best interest when selecting the            companies, and relatively low market          East Index (the MSCI EAFE--Registered
underlying funds.                           liquidity.                                    Trademark--) is a group of foreign
                                                                                          securities tracked by Morgan Stanley
o There is a risk that the advisor's        o Investing in a fund that invests in         Capital International. The unmanaged
evaluations and assumptions regarding       micro, small and mid-sized companies          Lehman High Yield Index, which
the fund's broad asset classes or the       involves risks not associated with            represents the performance of high-yield
underlying funds in which the fund          investing in more established companies,      debt securities, is compiled by Lehman
invests may be incorrect based on actual    such as business risk, stock price            Brothers, a global investment bank.
market conditions. There can be no          fluctuations and illiquidity.
assurance that the underlying funds will                                                  o The unmanaged Lehman U.S. Aggregate
achieve their investment objectives, and    o Higher-yielding, lower-rated debt           Bond Index (the Lehman Aggregate), which
the performance of the underlying funds     securities (commonly known as "junk           represents the U.S. investment-grade
may be lower than that of the asset         bonds") have a greater risk of price          fixed-rate bond market (including
class they were selected to represent.      fluctuation and loss of principal and         government and corporate securities,
The underlying funds may change their       income than U.S. government securities        mortgage pass-through securities and
investment objectives or policies           such as U.S. Treasury bills, notes and        asset-backed securities), is compiled by
without the approval of the fund. If        bonds. Treasuries are guaranteed by the       Lehman Brothers, a global investment
that were to occur, the fund might be       government for repayment of principal         bank.
forced to withdraw its investments from     and any applicable interest if held to
the underlying funds at a time that is      maturity. Fund shares are not insured,        o The unmanaged MSCI World Index is a
unfavorable to the fund.                    and their value and yield will vary with      group of global securities tracked by
                                            market conditions. Investors should           Morgan Stanley Capital International.
                                            carefully assess the risk associated
                                            with an investment in the fund.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Continued on Page 4
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM
Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman and President
July 20, 2004

* Average annual total returns, June 30, 1979, to June 30, 2004. Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM AGGRESSIVE ALLOCATION FUND: SINGLE                                                       To stimulate economic expansion, the
PORTFOLIO OFFERS MULTI-FUND                                                               Fed left the influential federal funds
DIVERSIFICATION                                                                           target rate at a 46-year low of 1.00%
                                                                                          throughout the reporting period. Because
Class A shares of AIM Aggressive            MARKET CONDITIONS                             the Fed had been signaling in its news
Allocation Fund produced cumulative                                                       releases that it would soon raise rates
total return of 3.90% at net asset value    In its mid-June Beige Book report, the        modestly, much of the impact was already
for the reporting period from April 30,     U.S. Federal Reserve (the Fed) said that      priced into the market by June 30, when
2004 (the fund's inception) to June 30,     economic activity in April and May            the Fed voted to raise the rate by 25
2004. (Had the effects of the front-end     continued to expand nationwide, with          basis points (0.25%)--its first rate
sales charge been included, the return      manufacturing continuing to increase in       increase in four years.
would have been lower.) Results for the     most districts and retail sales
fund's other share classes and benchmark    remaining even or rising in most areas.          Performance of fixed-income
indexes are shown in the table on page      Residential real estate markets remained      investments was hampered by the
3.                                          strong, and in a few areas, commercial        anticipation of rising rates. Losses
                                            real estate markets stabilized or even        extended to nearly all sectors of the
   For the two-month period of the          strengthened, the Fed reported.               bond market.
fund's existence, the fund outperformed
its peer group, represented by the             Gross domestic product, the broadest          In the stock market, small-cap stocks
Lipper Multi-Cap Core Fund Index, which     measure of economic activity, expanded        were the best-performing segment in
returned 3.44%. The fund's investment in    at an annualized rate of 3.0% during the      general, outpacing mid-cap and large-cap
AIM Real Estate Fund was the major          second quarter of 2004. Reports released      stocks during the fund's two-month
factor in this outperformance; the index    by the Department of Labor indicated          history. The market tended to favor
does not include any real estate            that more new jobs continued to be            value stocks over growth stocks for the
investments.                                created in May and June. The improved         reporting period.
                                            job market likely contributed to rising
   The fund also outperformed the 3.34%     consumer confidence, which reached a             The effects of the generally positive
return of the S&P 500 Index, its            two-year high in June, according to the       economic indicators on the stock market
broad-market benchmark, for the two         Conference Board.                             were tempered with investor concern
months. In addition to AIM Real Estate                                                    about worldwide terrorism, the ongoing
Fund, AIM Small Cap Growth Fund                Corporate profits showed strength.         conflict in Iraq, and rising inflation,
contributed to this outperformance; the     According to Bloomberg, more than 85% of      led by sharp increases in energy prices.
equities included in the S&P 500 Index      S&P 500 Index firms that reported
tend to be primarily large-caps.            first-quarter 2004 earnings met or               On the whole, domestic markets
                                            exceeded expectations.                        outperformed international markets
                                                                                          during the two months. Some of the same
                                                                                          influences were at work: Fed rate
                                                                                          changes, energy prices and inflation
                                                                                          affected growth globally, as did the
                                                                                          threat of terrorism. Additionally,
                                                                                          China's

===================================================================================================================================

PORTFOLIO COMPOSITION AND PERFORMANCE
4/30/04 - 6/30/04

                                                                                                                  TOTAL APPROXIMATE
         ASSET CLASS                                    FUND               TARGET ALLOCATION       TOTAL RETURN      CONTRIBUTION

Large Cap Value                         AIM Large Cap Basic Value Fund          17.5%                   2.93%            0.5128%

Large Cap Growth                        AIM Large Cap Growth Fund               20.0                    4.93             0.9860

Mid Cap Growth                          INVESCO Dynamics Fund                    5.0                    3.12             0.1560

Small Cap Growth                        AIM Small Cap Growth Fund               10.0                    6.03             0.6030

International/Global Growth             AIM International Growth Fund           12.5                    2.30             0.2875

International/Global Blend              INVESCO International Core Equity Fund  12.5                    4.40             0.5500

Sector Funds                            INVESCO Multi-Sector Fund               12.5                    1.90             0.2375

Real Estate                             AIM Real Estate Fund                     5.0                   10.30             0.5150

Taxable Non-Investment Grade Bonds      AIM High Yield Fund                      5.0                   -0.74            -0.0370

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

===================================================================================================================================

central bank announced it would raise       income securities of various kinds.           the portfolio is rebalanced at least
the percentage of capital it requires                                                     annually, and may be rebalanced more
banks to keep on reserve, and investors        The percentage of the fund's net           frequently if necessary.
feared this would slow the Chinese          assets invested in each of the
economy too much. This concern caused       underlying funds is strategically set at         The equity portion of AIM Aggressive
investors to rotate from Asian and          a pre-arranged target level, as shown in      Allocation Fund consists of six domestic
emerging market stocks to                   the table on page 2. Since the fund is        stock funds (including two sector funds)
higher-quality, larger cap international    passively managed, it does not have a         and two international stock funds. The
stocks.                                     portfolio manager, and consequently pays      fixed-income portfolio consists of one
                                            no management fee directly.                   corporate bond fund.
YOUR FUND
                                                                                             During the period, all of the fund's
AIM Aggressive Allocation Fund was                                                        equity fund investments contributed
launched on April 30, 2004. In our first                                                  positively to fund return. The strongest
direct communication to you, we would                                                     contribution came from AIM Large Cap
like to comment briefly on the fund's                                                     Growth Fund. AIM Small Cap Growth Fund,
structure and goals.                                                                      INVESCO International Core Equity Fund
                                                    The fund is structured                and AIM Real Estate Fund also
   The fund is structured to provide a                to provide a single                 contributed significantly to
single portfolio that offers                         portfolio that offers                performance. The single detractor from
diversification across asset classes,               diversification across                fund performance was its investment in
investment styles and market                            asset classes,                    AIM High Yield Fund, which suffered from
capitalizations, and allocates those                 investment styles and                volatility.
assets in a manner targeted to an                   market capitalizations,
aggressive investor.                                  and allocates those                 IN CLOSING
                                                      assets in a manner
   Asset allocation is an investment                    targeted to an                    AIM Aggressive Allocation Fund got off
strategy that seeks to balance risk and               aggressive investor.                to a good start with positive
reward in the portfolio by investing                                                      performance in its first two months. The
specific amounts in asset classes such                                                    varying performance of its underlying
as stocks, bonds and cash. The goal is                                                    funds demonstrated the value of
to provide the highest level of return                                                    allocating assets among diverse classes
for the level of risk selected by the                                                     of securities.
investor.

   AIM Aggressive Allocation Fund is a         As market developments cause some of
"fund of funds," meaning that all of its    the underlying funds to outperform
holdings are other mutual funds. All of     others, the allocations begin to vary
the underlying funds are AIM and INVESCO    from their targets. To re-establish the
funds that are actively managed by teams    original target allocation,
of experienced portfolio managers, who
are experts in such specialties as
growth stocks, value stocks, and
fixed-

===============================================================================

FUND VS. INDEXES

Total returns 4/30/04-6/30/04, excluding sales charges. Had sales charges been included, returns would be lower.

CLASS A SHARES                                                             3.90%

CLASS B SHARES                                                             3.80

CLASS C SHARES                                                             3.80

CLASS R SHARES                                                             3.90

S&P 500 INDEX (BROAD MARKET INDEX)                                         3.34

CUSTOM INDEX = 70%

RUSSELL 3000 INDEX/25%

MSCI EAFE INDEX/5%

LEHMAN HIGH YIELD INDEX (STYLE-SPECIFIC INDEX)                            3.05

LIPPER MULTI-CAP CORE FUND INDEX (PEER GROUP INDEX)                       3.44

Source: Lipper, Inc.

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $12.7 MILLION

TARGET ALLOCATIONS:

  EQUITY COMPONENT                                                         95.0%

  FIXED-INCOME COMPONENT                                                    5.0

===============================================================================                 [RIGHT ARROW GRAPHIC]

                                                                                            FOR A PRESENTATION OF YOUR FUND'S
                                                                                            PERFORMANCE RECORD, PLEASE
                                                                                            TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S PERFORMANCE

================================================================================
Below you will find a presentation of your fund's performance record for periods since its inception on 4/30/04.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

===================================================================================================================================
CUMULATIVE TOTAL RETURNS                    month-end performance. Performance            year after purchase. Class R shares do
As of 6/30/04, including applicable         figures reflect reinvested                    not have a front-end sales charge;
sales charges. Returns have not been        distributions, changes in net asset           returns shown are at net asset value and
annualized.                                 value and the effect of the maximum           do not reflect a 0.75% CDSC that may be
                                            sales charge unless otherwise stated.         imposed on a total redemption of
CLASS A SHARES                              Investment return and principal value         retirement plan assets within the first
Inception (4/30/04)        -1.80%           will fluctuate so that you may have a         year.
                                            gain or loss when you sell shares.
CLASS B SHARES                                                                               The performance of the fund's share
Inception (4/30/04)        -1.20%              Class A share performance reflects         classes will differ due to different
                                            the maximum 5.50% sales charge, and           sales charge structures and class
CLASS C SHARES                              Class B and Class C share performance         expenses.
Inception (4/30/04)         2.80%           reflects the applicable contingent
                                            deferred sales charge (CDSC) for the             Had the advisor not waived fees
CLASS R SHARES                              period involved. The CDSC on Class B          and/or reimbursed expenses, performance
Inception (4/30/04)         3.90%           shares declines from 5% beginning at the      would have been lower.
                                            time of purchase to 0% at the beginning
The performance data quoted represent       of the seventh year. The CDSC on Class C
past performance and cannot guarantee       shares is 1% for the first
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent
===================================================================================================================================

Continued from inside front cover

o The fund is not managed to track the      o Investors will bear not just their          o Bloomberg, Inc. is a well-known
performance of any particular index,        share of the fund's operational               independent financial research and
including the indexes defined here, and     expenses, but also, indirectly, the           reporting firm.
consequently, the performance of the        operating expenses of the underlying
fund may deviate significantly from the     funds.                                        o The Conference Board is a
performance of the indexes.                                                               not-for-profit organization that
                                            o The returns shown in the Management's       conducts research and publishes
o A direct investment cannot be made in     Discussion of Fund Performance are based      information and analysis to help
an index. Unless otherwise indicated,       on net asset values calculated for            businesses strengthen their performance.
index results include reinvested            shareholder transactions. Generally
dividends, and they do not reflect sales    accepted accounting principles require        A description of the policies and
charges. Performance of an index of         adjustments to be made to the net assets      procedures the fund uses to determine
funds reflects fund expenses;               of the fund at period end for financial       how to vote proxies relating to
performance of a market index does not.     reporting purposes, and as such, the net      portfolio securities is available
                                            asset values for shareholder                  without charge, upon request, from our
OTHER INFORMATION                           transactions and the returns based on         Client Services department at
                                            those net asset values may differ from        800-959-4246, or on the AIM Web site,
o The fund is a "fund of funds," which      the net asset values and returns              AIMinvestments.com.
means that it invests its assets in         reported in the Financial Highlights.
other underlying mutual funds advised by                                                  [ARROW
A I M Advisors, Inc.                                                                      BUTTON       For More Information Visit
                                                                                          IMAGE]       AIMinvestments.com
===================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM AGGRESSIVE ALLOCATION FUND

===================================================================================================================================
INSTITUTIONAL CLASS SHARES                  TOTAL RETURN                                  Please note that past performance is not
                                            4/30/04 (inception date)-6/30/04*             indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class     Inception                       3.90%         those shown. All returns assume
shareholders with a performance overview                                                  reinvestment of distributions at net
specific to their holdings.                 *Cumulative total return that has not         asset value. Investment return and
Institutional Class shares are offered      been annualized                               principal value will fluctuate so your
exclusively to institutional investors,                                                   shares, when redeemed, may be worth more
including defined contribution plans        Institutional Class shares have no sales      or less than their original cost. See
that meet certain criteria.                 charge; therefore, performance is at net      full report for information on
                                            asset value. Performance of                   comparative benchmarks. Please consult
                                            Institutional Class shares will differ        your fund prospectus for more
                                            from performance of other share classes       information. For the most current
                                            due to differing sales charges and class      month-end performance, please call
                                            expenses.                                     800-451-4246 or visit
                                                                                          AIMinvestments.com.
                                               Had the advisor not waived fees
                                            and/or reimbursed expenses, performance
                                            would have been lower.
===================================================================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

AIMinvestments.com    AAL-INS-2 8/04    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                         --Registered Trademark--           --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)

                                               SHARES       VALUE
--------------------------------------------------------------------
MUTUAL FUNDS-100.05%(a)

AIM High Yield Fund-Institutional Class        147,403   $   633,832
--------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class                                         91,066     1,582,724
--------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class(b)                                     170,906     2,220,070
--------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class(b)                                     265,626     2,544,701
--------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class        30,183       639,571
--------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional
  Class(b)                                      47,326     1,272,607
--------------------------------------------------------------------
INVESCO Dynamics Fund-Institutional Class(b)    40,992       636,191
--------------------------------------------------------------------

--------------------------------------------------------------------
                                               SHARES       VALUE
MUTUAL FUNDS -- (CONTINUED)

INVESCO International Core Equity
  Fund-Institutional Class(b)                  154,788   $ 1,580,387
--------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional
  Class(b)                                      78,178     1,587,353
====================================================================
    Total Mutual Funds (Cost $12,383,047)                 12,697,436
====================================================================
TOTAL INVESTMENTS-100.05% (Cost $12,383,047)              12,697,436
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                         (6,748)
====================================================================
NET ASSETS-100.00%                                       $12,690,688
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a) The underlying fund and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $12,383,047)                                  $12,697,436
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  168,510
-----------------------------------------------------------
  Amount due from advisor                             9,988
-----------------------------------------------------------
Other assets                                          2,574
===========================================================
     Total assets                                12,878,508
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             167,510
-----------------------------------------------------------
  Fund shares reacquired                              1,001
-----------------------------------------------------------
Accrued distribution fees                             4,875
-----------------------------------------------------------
Accrued operating expenses                           14,434
===========================================================
     Total liabilities                              187,820
===========================================================
Net assets applicable to shares outstanding     $12,690,688
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $12,374,912
-----------------------------------------------------------
Undistributed net investment income (loss)             (675)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                               2,062
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        314,389
===========================================================
                                                $12,690,688
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $ 5,976,472
___________________________________________________________
===========================================================
Class B                                         $ 3,674,339
___________________________________________________________
===========================================================
Class C                                         $ 2,820,100
___________________________________________________________
===========================================================
Class R                                         $   115,821
___________________________________________________________
===========================================================
Institutional Class                             $   103,956
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             575,383
___________________________________________________________
===========================================================
Class B                                             354,111
___________________________________________________________
===========================================================
Class C                                             271,761
___________________________________________________________
===========================================================
Class R                                              11,152
___________________________________________________________
===========================================================
Institutional Class                                  10,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.39
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.39 divided by
       94.50%)                                  $     10.99
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.38
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.39
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.39
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (Date operations commenced) through June 30, 2004 (Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  6,959
======================================================================



EXPENSES:

Administrative services fees                                     8,333
----------------------------------------------------------------------
Custodian fees                                                      70
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,471
----------------------------------------------------------------------
  Class B                                                        2,457
----------------------------------------------------------------------
  Class C                                                        2,096
----------------------------------------------------------------------
  Class R                                                           90
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       1,741
----------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           4
----------------------------------------------------------------------
Trustees' fees                                                   1,863
----------------------------------------------------------------------
Registration and filing fees                                     1,826
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Professional fees                                                8,350
----------------------------------------------------------------------
Other                                                            2,189
======================================================================
     Total expenses                                             34,990
======================================================================
Less: Expenses reimbursed and expense offset arrangement       (27,356)
======================================================================
     Net expenses                                                7,634
======================================================================
Net investment income (loss)                                      (675)
======================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                     2,062
----------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   314,389
======================================================================
Net gain from investment securities                            316,451
======================================================================
Net increase in net assets resulting from operations          $315,776
______________________________________________________________________
======================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (Date operations commenced) through June 30, 2004 (Unaudited)

                                                                 JUNE 30,
                                                                   2004
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $      (675)
---------------------------------------------------------------------------
  Net realized gain from investment securities                        2,062
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                      314,389
===========================================================================
    Net increase in net assets resulting from operations            315,776
===========================================================================
Share transactions-net:
  Class A                                                         5,829,191
---------------------------------------------------------------------------
  Class B                                                         3,584,316
---------------------------------------------------------------------------
  Class C                                                         2,749,867
---------------------------------------------------------------------------
  Class R                                                           111,528
---------------------------------------------------------------------------
  Institutional Class                                               100,010
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                12,374,912
===========================================================================
    Net increase in net assets                                   12,690,688
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income (loss) of $(675))                                    $12,690,688
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 30, 2004.

    The Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds advised by A I M Advisors, Inc. ("AIM") (the "underlying funds"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request. Each company listed in the Schedule of Investments is organized in the United States of America.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. The Fund's advisor has contractually agreed to reimburse expenses of Class A, Class B, Class C, Class R and Institutional Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.17%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.17% cap: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. For the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM reimbursed expenses of $27,350.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM was paid $8,333 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AISI retained $549 for such services and reimbursed fees for the Institutional Class shares of $4.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through June 30, 2004, the Class A, Class B, Class C and Class R shares paid $1,471, $2,457, $2,096 and $90, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM Distributors advised the Fund that it retained $16,631 in front-end sales commissions from the sale of Class A shares and $0, $15, $15, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the period April 30, 2004 (date operations commenced) through June 30, 2004, the Fund received credits in transfer agency fees of $2 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $2.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 30, 2004 (date operations commenced) through June 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through June 30, 2004 was $12,420,675 and $39,689, respectively.

               UNREALIZED APPRECIATION (DEPRECIATION) OF
                  INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $314,389
========================================================================
Net unrealized appreciation of investment securities            $314,389
________________________________________________________________________
========================================================================
Investments have the same cost for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   APRIL 30, 2004
                                                                  (DATE OPERATIONS
                                                                     COMMENCED)
                                                                  TO JUNE 30, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       577,953    $ 5,855,286
--------------------------------------------------------------------------------------
  Class B                                                       354,887      3,592,064
--------------------------------------------------------------------------------------
  Class C                                                       273,601      2,768,699
--------------------------------------------------------------------------------------
  Class R                                                        11,152        111,528
--------------------------------------------------------------------------------------
  Institutional Class                                            10,001        100,010
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            65            675
--------------------------------------------------------------------------------------
  Class B                                                           (65)          (675)
======================================================================================
Reacquired:
  Class A                                                        (2,635)       (26,770)
--------------------------------------------------------------------------------------
  Class B                                                          (711)        (7,073)
--------------------------------------------------------------------------------------
  Class C                                                        (1,840)       (18,832)
======================================================================================
                                                              1,222,408    $12,374,912
______________________________________________________________________________________
======================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                       CLASS A                  CLASS B                  CLASS C                  CLASS R
                                   ----------------         ----------------         ----------------         ----------------
                                    APRIL 30, 2004           APRIL 30, 2004           APRIL 30, 2004           APRIL 30, 2004
                                   (DATE OPERATIONS         (DATE OPERATIONS         (DATE OPERATIONS         (DATE OPERATIONS
                                    COMMENCED) TO            COMMENCED) TO            COMMENCED) TO            COMMENCED) TO
                                       JUNE 30,                 JUNE 30,                 JUNE 30,                 JUNE 30,
                                         2004                     2004                     2004                     2004
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $10.00                   $10.00                   $10.00                   $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)            0.00(a)                 (0.01)(a)                (0.01)(a)                 0.00(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
    realized and unrealized)              0.39                     0.39                     0.39                     0.39
==============================================================================================================================
    Total from investment
      operations                          0.39                     0.38                     0.38                     0.39
==============================================================================================================================
Net asset value, end of period          $10.39                   $10.38                   $10.38                   $10.39
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                           3.90%                    3.80%                    3.80%                    3.90%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $5,976                   $3,674                   $2,820                   $  116
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average
  net assets:
  With expense
    reimbursements(c)(d)                  0.52%                    1.17%                    1.17%                    0.67%
------------------------------------------------------------------------------------------------------------------------------
  Without expense
    reimbursements(c)(d)                  3.52%                    4.17%                    4.17%                    3.67%
==============================================================================================================================
Ratio of net investment income
  (loss) to average net
  assets(c)                               0.25%                   (0.40)%                  (0.40%)                   0.10%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                   1%                       1%                       1%                       1%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily assets of $2,480,806, $1,450,173, $1,237,388 and $106,466 for Class A, Class B, Class C and
     Class R, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 1.03%
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                     JUNE 30,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.38
===================================================================================
    Total from investment operations                                    0.39
===================================================================================
Net asset value, end of period                                        $10.39
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         3.90%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  104
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                           0.17%(c)(d)
-----------------------------------------------------------------------------------
  Without expense reimbursements                                        3.01%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                    0.60%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 1%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily assets of $100,913.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 1.03%
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the

Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEESBob R. Baker     OFFICERS                                      OFFICE OF THE FUND
                                  Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Chairman and President                        Suite 100
                                                                                Houston, TX 77046-1173
James T. Bunch                    Mark H. Williamson
                                  Executive Vice President                      INVESTMENT ADVISOR
Bruce L. Crockett                                                               A I M Advisors, Inc.
                                  Kevin M. Carome                               11 Greenway Plaza
Albert R. Dowden                  Senior Vice President, Secretary              Suite 100
                                  and Chief Legal Officer                       Houston, TX 77046-1173
Edward K. Dunn Jr.
                                  Sidney M. Dilgren                             TRANSFER AGENT
Jack M. Fields                    Vice President and Treasurer                  AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   Stuart W. Coco                                Houston, TX 77210-4739
                                  Vice President
Robert H. Graham                                                                CUSTODIAN
                                  Melville B. Cox                               State Street Bank and Trust Company
Gerald J. Lewis                   Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801
Prema Mathai-Davis                Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE FUND
Lewis F. Pennock                                                                Ballard Spahr
                                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
Ruth H. Quigley                   Vice President                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599
Louis S. Sklar
                                                                                COUNSEL TO THE TRUSTEES
Larry Soll, Ph.D.                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Mark H. Williamson                                                              New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                 TAX-FREE
AIM Libra Fund                                       SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)             AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund                      AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                      INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund
AIM Trimark Small Companies Fund            INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                    ===============================================================================
INVESCO Dynamics Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                 FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund           PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                  THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                  ===============================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.


                   AIMinvestments.com     AAL-SAR-1     A I M Distributors, Inc.

                                   YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                  --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                            AIM BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM BASIC VALUE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Standard & Poor's             OTHER INFORMATION
                                             Composite Index of 500 Stocks (the S&P
o Effective 9/30/03, Class B shares are      500--Registered Trademark-- Index) is an      o The returns shown in the Management's
not available as an investment for           index of common stocks frequently used        Discussion of Fund Performance are based
retirement plans maintained pursuant to      as a general measure of U.S. stock            on net asset values calculated for
Section 401 of the Internal Revenue          market performance.                           shareholder transactions. Generally
Code, including 401(k) plans, money                                                        accepted accounting principles require
purchase pension plans and profit            o The unmanaged MSCI World Index is a         adjustments to be made to the net assets
sharing plans. Plans that have existing      group of global securities tracked by         of the fund at period end for financial
accounts invested in Class B shares will     Morgan Stanley Capital International.         reporting purposes, and as such, the net
continue to be allowed to make                                                             asset values for shareholder
additional purchases.                        o The unmanaged Lehman U.S. Aggregate         transactions and the returns based on
                                             Bond Index, which represents the U.S.         those net asset values may differ from
o Class R shares are available only to       investment-grade fixed-rate bond market       the net asset values and returns
certain retirement plans. Please see the     (including government and corporate           reported in the Financial Highlights.
prospectus for more information.             securities, mortgage pass-through
                                             securities and asset-backed securities),      o Industry classifications used in this
PRINCIPAL RISKS OF INVESTING IN THE FUND     is compiled by Lehman Brothers, a global      report are generally according to the
                                             investment bank.                              Global Industry Classification Standard,
o International investing presents                                                         which was developed by and is the
certain risks not associated with            o The unmanaged Russell 1000--Registered      exclusive property and a service mark of
investing solely in the United States.       Trademark-- Value Index is a subset of        Morgan Stanley Capital International
These include risks relating to              the unmanaged Russell 1000--Registered        Inc. and Standard & Poor's.
fluctuations in the value of the U.S.        Trademark-- Index, which represents the
dollar relative to the values of other       performance of the stocks of                  o Bloomberg, Inc. is a well-known
currencies, the custody arrangements         large-capitalization companies; the           financial research and reporting firm.
made for the fund's foreign holdings,        Value subset measures the performance of
differences in accounting, political         Russell 1000 companies with lower             o The Conference Board is a
risks and the lesser degree of public        price/book ratios and lower forecasted        not-for-profit organization that
information required to be provided by       growth values.                                conducts research and publishes
non-U.S. companies. The fund may invest                                                    information and analysis to help
up to 25% of its assets in the               o The fund is not managed to track the        business strengthen their performance.
securities of non-U.S. issuers.              performance of any particular index,
                                             including the indexes defined here, and       A description of the policies and
o Investing in small and mid-size            consequently, the performance of the          procedures that the fund uses to
companies involves risks not associated      fund may deviate significantly from the       determine how to vote proxies relating
with investing in more established           performance of the indexes.                   to portfolio securities is available
companies, including business risk,                                                        without charge, upon request, by calling
significant stock price fluctuations and     o A direct investment cannot be made in       800-959-4246, or on the AIM Web site,
illiquidity.                                 an index. Unless otherwise indicated,         AIMinvestments.com.
                                             index results include reinvested
ABOUT INDEXES USED IN THIS REPORT            dividends, and they do not reflect sales
                                             charges. Performance of an index of
o The unmanaged Lipper Large-Cap Value       funds reflects fund expenses;
Fund Index represents an average of the      performance of a market index does not.
performance of the 30 largest
large-capitalization value funds tracked
by Lipper, Inc., an independent mutual
fund performance monitor.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed- income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM
Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
-------------------------
Robert H. Graham
Chairman and President
July 20, 2004

*Average annual total returns, June 30, 1979, to June 30, 2004. Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

INDUSTRIALS, ENERGY SECTORS BOOSTED FUND                                                   YOUR FUND
PERFORMANCE
                                                                                           The fund's overweight position in
Class A shares of AIM Basic Value Fund       annualized rate of 4.5% in the first          industrials, compared to the Russell
returned 5.20% at net asset value for        quarter of 2004 and 3.0% during the           1000 Value Index, one of the
the six-month reporting period ended         second quarter. What had been a "jobless      best-performing sectors of the index,
June 30, 2004. (Had the effects of the       recovery" produced more than 1.2 million      along with strong stock selection in the
front-end sales charge been included,        new jobs from January through June,           sector, helped fuel positive
the return would have been lower.)           according to the U.S. Department of           performance. Industrials outperformed
Driven by generally strong stock             Labor. Consumer confidence reached a          the broader market on news of strong GDP
selection across sectors with the most       two-year high in June, according to the       growth in the United States along with
significant relative contribution coming     Conference Board.                             growing factory orders and payrolls.
from health care and industrials, the                                                      While index returns in the health care
fund outperformed its benchmarks, the           In its mid-June Beige Book report,         sector were only modestly positive, the
S&P 500 Index, the Russell 1000 Value        the Federal Reserve (the Fed) said that       fund significantly outperformed here as
Index and the Lipper Large-Cap Value         economic activity in April and May            well, aided by good stock selection.
Fund Index, which posted returns of          continued to expand nationwide, with
3.44%, 3.94% and 3.49%, respectively.        manufacturing increasing in most                 The fund's energy holdings
Results for other share classes are          districts and retail sales remaining          outperformed the energy sector of the
found on the table on page 3.                even or rising in most areas.                 S&P 500 Index, the best performing area
                                             Residential real estate markets remained      of the market. The energy sector
MARKET CONDITIONS                            strong, and in a few areas, commercial        continued to benefit from high commodity
                                             real estate markets stabilized or even        prices as well as the ongoing threat of
Equity markets during the period were        strengthened, the Fed reported.               oil supply disruptions at a time of
characterized by a consolidating market                                                    increasing global demand.
environment with returns more muted than        According to Bloomberg, more than 85%
those experienced in 2003. Strong            of S&P 500 Index firms reporting                 The financial and consumer staples
macroeconomic news on the industrial and     first-quarter 2004 earnings met or            sectors underperformed during the
employment fronts was offset by concerns     exceeded expectations. Despite strong         reporting period, hurting relative fund
over higher interest rates, continued        earnings in the materials and                 performance. While consumer staples were
violence in Iraq and persistently high       information technology sectors, these         impacted largely by company specific
oil prices.                                  two sectors were among the poorer             events, financials suffered from more
                                             performing ones in the S&P 500 Index.         general concerns over rising interest
   Gross domestic product (GDP), the                                                       rates. While cognizant of the changes in
broadest measure of economic activity,                                                     monetary policy, we remained equally
expanded at an                                                                             focused on ensuring that financial
                                                                                           companies make appropriate capital
                                                                                           allocation decisions, as we believe this
                                                                                           to be the more prominent driver in
                                                                                           creating

====================================================================================================================================

PORTFOLIO COMPOSITION BY SECTOR              TOP 10 EQUITY HOLDINGS*                       TOP 10 INDUSTRIES*

        [PIE CHART]                           1. Tyco International Ltd.                    1. Pharmaceuticals                 6.5%
                                                 (Bermuda)                        4.9%
FINANCIALS                 22.0%                                                            2. Thrifts & Mortgage Finance      5.8
                                              2. Computer Associates
INDUSTRIALS                19.3%                 International, Inc.              3.5       3. Health Care Distributors        5.3

HEALTH CARE                19.0%              3. Fannie Mae                       3.3       4. Data Processing & Outsourced
                                                                                               Services                        5.1
CONSUMER DISCRETIONARY     14.8%              4. First Data Corp.                 3.2
                                                                                            5. Industrial Conglomerates        4.9
OTHER                      24.9%              5. Cardinal Health, Inc.            3.0
                                                                                            6. Building Products               4.6
                                              6. Waste Management, Inc.           3.0
                                                                                            7. Advertising                     4.4
                                              7. Cendant Corp.                    2.7
                                                                                            8. Diversified Commercial Services 4.3
                                              8. Citgroup Inc.                    2.7
                                                                                            9. Other Diversified Financial
                                              9. Aventis S.A. (France)            2.4          Services                        4.1

                                             10. Masco Corp.                      2.4      10. Investment Banking & Brokerage  3.8

                                             *Excludes money market fund holdings.

                                             The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

shareholder value over the long-term.        own both Omnicom and Wyeth at the close                        R. CANON COLEMAN II
This is especially important given the       of the reporting period.                                       Mr. Coleman, Chartered
attractive economic returns and excess                                                         [COLEMAN     Financial w Analyst,
capital positions experienced by so many        At this point in the economic                  PHOTO]       joined AMVESCAP in
financial companies today.                   recovery, the extremes created in the                          1999 in its corporate
                                             recent bear market have largely been                           associate rotation
   Among specific holdings that most         erased. Based on our estimates, the           program, working with fund managers
benefited fund performance were              relative valuation advantage smaller          throughout AMVESCAP before joining AIM
manufacturing conglomerate Tyco              companies enjoyed during the past             in 2000. He previously worked as a CPA.
International Ltd. and life sciences         several years also appears to have been       Mr. Coleman earned a B.S. and an M.S. in
manufacturer Waters Corp. Tyco continued     corrected by the significant                  accounting from the University of
to move beyond the controversy               outperformance of small- and mid-cap          Florida. He also has an M.B.A. from The
associated with its former chief             stocks in recent periods. As a result of      Wharton School at the University of
executive officer, with investors now        these changing opportunities, our             Pennsylvania.
focused on accelerating sales growth,        disciplined process has precipitated a
margin expansion opportunities and           gradual move into more economically                            MATTHEW W. SEINSHEIMER
significant cash-flow generation. Waters     defensive sectors such as health care as                       Mr. Seinsheimer,
benefited from a broad-based recovery        we are increasingly able to find                [SEINSHEIMER   Chartered Financial
for both replacements and equipment          attractive valuation opportunities in           PHOTO]         Analyst, began his
upgrades in its core instrumentation         these areas. While the changes have led                        investment career in
business.                                    to a modest reduction in the degree the                        1992 as a fixed-income
                                             portfolio is geared to economic               trader. He later served as a portfolio
   Detractors from fund performance          recovery, we believe they have also           manager on both fixed income and equity
included Omnicom Group, the world's          further diversified the fund and              portfolios. Mr. Seinsheimer joined AIM
largest advertising conglomerate, and        increased its value content.                  as a senior analyst in 1998 and assumed
pharmaceuticals manufacturer Wyeth,                                                        his current responsibilities in 2000. He
maker of both prescription drugs and         IN CLOSING                                    received a B.B.A. from Southern
such over-the-counter health products as                                                   Methodist University and an M.B.A. from
Advil and Robitussin. Wyeth saw its          The absence of a long-term investment         The University of Texas at Austin.
stock weaken because of the perception       horizon is clearly a major obstacle many
of increased risk related to diet drug       face in building significant wealth.                           MICHAEL J. SIMON
litigation. Omnicom's poor performance       Results during this period were                                Mr. Simon, Chartered
was largely market related over concerns     favorable, but normal market volatility           [SIMON       Financial Analyst,
that its clients are not increasing          predominates in the short run and limits          PHOTO]       joined AIM in 2001.
advertising spending to the level            our ability to measure success. Over                           Prior to joining AIM,
expected.                                    longer time periods, we have the                               Mr. Simon worked as
                                             potential to turn market overreaction         a vice president, equity analyst and
   We believe that the issues faced          and volatility into capital                   portfolio manager. Mr. Simon, who began
by both companies are transitory in          appreciation. As managers and                 his investment career in 1989, received
nature and that there was little if          shareholders, we know a long-term             a B.B.A. in finance from Texas Christian
any change in the intrinsic value of         investment horizon and attractive value       University and an M.B.A. from the
either company. As a result, we              content are critical to creating wealth.      University of Chicago. Mr. Simon has
continued to                                 At the close of the period the discount       served as Occasional Faculty in the
                                             between market value and our estimate of      Finance and Decision Sciences Department
                                             portfolio intrinsic value remained            of Texas Christian University's M.J.
                                             attractive by historical standards. We        Neeley School of Business.
                                             continue to work hard on your behalf and
                                             strive to protect and grow portfolio                           BRET W. STANLEY
                                             value. In the meantime, thank you for                          Mr. Stanley, Chartered
                                             your investment and for sharing our               [STANLEY     Financial Analyst, is
                                             long-term horizon.                                PHOTO]       lead portfolio manager
                                                                                                            of AIM Basic Value
                                                  See important fund and index                              Fund and the head of
                                                 disclosures inside front cover.           AIM's Value Investment Management Unit.
                                                                                           Prior to joining AIM in 1998, Mr.
                                                                                           Stanley served as a vice president and
                                                                                           portfolio manager and managed growth and
                                                                                           income, equity income and value
                                                                                           portfolios. He began his investment
                                                                                           career in 1988. Mr. Stanley received a
                                                                                           B.B.A. in finance from The University of
                                                                                           Texas at Austin and an M.S. in finance
                                                                                           from the University of Houston.

                                                                                           Assisted by the Basic Value Team

=====================================================================================

FUND VS. INDEXES

Total returns 12/31/03-6/30/04, excluding sales charges. If sales charges were included, returns would be lower.

CLASS A SHARES                                                5.20%

CLASS B SHARES                                                4.82

CLASS C SHARES                                                4.86

CLASS R SHARES                                                5.11

S&P 500 INDEX (BROAD MARKET INDEX)                            3.44

RUSSELL 1000 VALUE INDEX (STYLE-SPECIFIC INDEX)               3.94

LIPPER LARGE-CAP VALUE FUND INDEX (PEER GROUP INDEX)          3.49

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                       50

TOTAL NET ASSETS                                      $7.3 BILLION
=====================================================================================            [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your fund's long-term performance record for periods ended 6/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 Class R shares' inception date is                Class A share performance reflects
As of 6/30/04, including applicable          6/3/02. Returns since that date are           the maximum 5.50% sales charge, and
sales charges                                historical returns. All other returns         Class B and Class C share performance
                                             are blended returns of historical Class       reflects the applicable contingent
CLASS A SHARES                               R share performance and restated Class A      deferred sales charge (CDSC) for the
Inception (10/18/1995)     12.76%            share performance (for periods prior to       period involved. The CDSC on Class B
  5 Years                   5.33             the inception date of Class R shares) at      shares declines from 5% beginning at the
  1 Year                   17.32             net asset value, adjusted to reflect the      time of purchase to 0% at the beginning
                                             higher Rule 12b-1 fees applicable to          of the seventh year. The CDSC on Class C
CLASS B SHARES                               Class R shares. Class A shares'               shares is 1% for the first year after
Inception (10/18/1995)     12.83%            inception date is 10/18/95.                   purchase. Class R shares do not have a
  5 Years                   5.52                                                           front-end sales charge; returns shown
  1 Year                   18.32                The performance data quoted                are at net asset value and do not
                                             represents past performance and cannot        reflect a 0.75% CDSC that may be imposed
CLASS C SHARES                               guarantee comparable future results;          on a total redemption of retirement plan
Inception (5/3/1999)        6.75%            current performance may be lower or           assets within the first year. The
  5 Years                   5.83             higher. Please visit AIMinvestments.com       performance of the fund's share classes
  1 Year                   22.37             for the most recent month-end                 will differ due to different sales
                                             performance. Performance figures reflect      charge structures and class expenses.
CLASS R SHARES                               reinvested distributions, changes in net
Inception                  13.32%            asset value and the effect of the
  5 Years                   6.35             maximum sales charge unless otherwise
  1 Year                   23.94             stated. Investment return and principal       [ARROW
                                             value will fluctuate so that you may          BUTTON        For More Information Visit
                                             have a gain or loss when you sell shares      IMAGE]            AIMinvestments.com

====================================================================================================================================


SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM BASIC VALUE FUND

===================================================================================================================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 6/30/04                     indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)        2.25%              those shown. All returns assume
shareholders with a performance overview       1 Year                  24.87               reinvestment of distributions at net
specific to their holdings.                    6 Months*                5.48               asset value. Investment return and
Institutional Class shares are offered                                                     principal value will fluctuate so your
exclusively to institutional investors,      *Cumulative total return that has not been    shares, when redeemed, may be worth more
including defined contribution plans         annualized                                    or less than their original cost. See
that meet certain criteria.                                                                full report for information on
                                             Institutional Class shares have no sales      comparative benchmarks. Please consult
                                             charge; therefore, performance is at          your fund prospectus for more
                                             NAV. Performance of Institutional Class       information. For the most current
                                             shares will differ from performance of        month-end performance, please call
                                             other share classes due to differing          800-451-4246 or visit
                                             sales charges and class expenses.             AIMinvestments.com.
===================================================================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.


AIMinvestments.com   BVA-INS-2 8/04    A I M Distributions, Inc.   YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENT LOGO APPEARS HERE]
                                                                   --Registered Trademark--          --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.29%

ADVERTISING-4.42%

Interpublic Group of Cos., Inc. (The)(a)(b)     11,282,700   $  154,911,471
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,190,000      166,199,100
===========================================================================
                                                                321,110,571
===========================================================================

AEROSPACE & DEFENSE-1.46%

Honeywell International Inc.                     2,899,200      106,197,696
===========================================================================

APPAREL RETAIL-2.27%

Gap, Inc. (The)(a)                               6,802,300      164,955,775
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.78%

Bank of New York Co., Inc. (The)                 4,935,000      145,483,800
---------------------------------------------------------------------------
Janus Capital Group Inc.(a)                      3,449,000       56,874,010
===========================================================================
                                                                202,357,810
===========================================================================

BUILDING PRODUCTS-4.63%

American Standard Cos. Inc.(b)                   4,107,000      165,553,170
---------------------------------------------------------------------------
Masco Corp.(a)                                   5,492,000      171,240,560
===========================================================================
                                                                336,793,730
===========================================================================

COMMUNICATIONS EQUIPMENT-1.05%

Motorola, Inc.                                   4,167,000       76,047,750
===========================================================================

CONSUMER ELECTRONICS-1.07%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             2,868,098       78,012,266
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.11%

Ceridian Corp.(b)                                6,071,300      136,604,250
---------------------------------------------------------------------------
First Data Corp.                                 5,271,000      234,664,920
===========================================================================
                                                                371,269,170
===========================================================================

DIVERSIFIED BANKS-1.84%

Bank One Corp.                                   2,623,000      133,773,000
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.29%

Cendant Corp.                                    7,900,000      193,392,000
---------------------------------------------------------------------------
H&R Block, Inc.                                  2,480,400      118,265,472
===========================================================================
                                                                311,657,472
===========================================================================

ELECTRIC UTILITIES-0.33%

FirstEnergy Corp.(a)                               647,300       24,215,493
===========================================================================

ENVIRONMENTAL SERVICES-2.96%

Waste Management, Inc.                           7,022,167      215,229,419
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


FOOD RETAIL-3.13%

Kroger Co. (The)(b)                              7,811,400   $  142,167,480
---------------------------------------------------------------------------
Safeway Inc.(a)(b)                               3,376,800       85,568,112
===========================================================================
                                                                227,735,592
===========================================================================

GENERAL MERCHANDISE STORES-2.19%

Target Corp.                                     3,745,600      159,075,632
===========================================================================

HEALTH CARE DISTRIBUTORS-5.28%

Cardinal Health, Inc.(a)                         3,093,000      216,664,650
---------------------------------------------------------------------------
McKesson Corp.                                   4,881,900      167,595,627
===========================================================================
                                                                384,260,277
===========================================================================

HEALTH CARE EQUIPMENT-2.31%

Waters Corp.(a)(b)                               3,512,100      167,808,138
===========================================================================

HEALTH CARE FACILITIES-1.75%

HCA Inc.                                         3,054,000      127,015,860
===========================================================================

HEALTH CARE SERVICES-0.97%

IMS Health Inc.                                  3,000,900       70,341,096
===========================================================================

HOTELS, RESORTS & CRUISE LINES-2.02%

Starwood Hotels & Resorts Worldwide, Inc.(a)     3,269,000      146,614,650
===========================================================================

INDUSTRIAL CONGLOMERATES-4.85%

Tyco International Ltd. (Bermuda)(a)            10,646,000      352,808,440
===========================================================================

INDUSTRIAL MACHINERY-1.14%

Parker Hannifin Corp.                            1,400,500       83,273,730
===========================================================================

INVESTMENT BANKING & BROKERAGE-3.82%

Merrill Lynch & Co., Inc.                        2,672,000      144,234,560
---------------------------------------------------------------------------
Morgan Stanley                                   2,530,000      133,508,100
===========================================================================
                                                                277,742,660
===========================================================================

LEISURE PRODUCTS-0.53%

Mattel, Inc.                                     2,126,460       38,807,895
===========================================================================

MANAGED HEALTH CARE-2.10%

UnitedHealth Group Inc.(a)                       2,459,400      153,097,650
===========================================================================

MOVIES & ENTERTAINMENT-2.27%

Walt Disney Co. (The)                            6,470,000      164,920,300
===========================================================================

MULTI-LINE INSURANCE-1.54%

Genworth Financial Inc.-Class A(b)               4,889,400      112,211,730
===========================================================================

OIL & GAS DRILLING-3.49%

ENSCO International Inc.                         3,570,700      103,907,370
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OIL & GAS DRILLING-(CONTINUED)

Transocean Inc. (Cayman Islands)(b)              5,171,698   $  149,668,940
===========================================================================
                                                                253,576,310
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.37%

Halliburton Co.                                  4,020,000      121,645,200
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(b)      2,747,300      123,573,554
===========================================================================
                                                                245,218,754
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.14%

Citigroup Inc.                                   4,144,597      192,723,761
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.(a)                       2,786,000      108,013,220
===========================================================================
                                                                300,736,981
===========================================================================

PHARMACEUTICALS-6.54%

Aventis S.A. (France)                            2,311,000      174,873,312
---------------------------------------------------------------------------
Pfizer Inc.                                      4,280,000      146,718,400
---------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (France)                    493,000       31,323,223
---------------------------------------------------------------------------
Wyeth(a)                                         3,395,000      122,763,200
===========================================================================
                                                                475,678,135
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.16%

ACE Ltd. (Cayman Islands)                        3,712,000      156,943,360
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.23%

Novellus Systems, Inc.(a)(b)                     2,849,000       89,572,560
===========================================================================

SYSTEMS SOFTWARE-3.49%

Computer Associates International, Inc.          9,044,900      253,799,894
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-5.76%

Fannie Mae                                       3,360,000   $  239,769,600
---------------------------------------------------------------------------
MGIC Investment Corp.                            1,309,100       99,308,326
---------------------------------------------------------------------------
Radian Group Inc.                                1,673,856       80,177,702
===========================================================================
                                                                419,255,628
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,733,560,848)                         7,002,115,424
===========================================================================

MONEY MARKET FUNDS-3.09%

Liquid Assets Portfolio-Institutional
  Class(c)                                     112,467,560      112,467,560
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    112,467,560      112,467,560
===========================================================================
    Total Money Market Funds (Cost
      $224,935,120)                                             224,935,120
===========================================================================
TOTAL INVESTMENTS-99.38% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,958,495,968)                                             7,227,050,544
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.71%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  171,255,182      171,255,182
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  171,255,183      171,255,183
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $342,510,365)                                       342,510,365
===========================================================================
TOTAL INVESTMENTS-104.09% (Cost
  $6,301,006,333)                                             7,569,560,909
===========================================================================
OTHER ASSETS LESS LIABILITIES-(4.09%)                          (297,443,419)
===========================================================================
NET ASSETS-100.00%                                           $7,272,117,490
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $5,733,560,848)*                            $7,002,115,424
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $567,445,485)                            567,445,485
============================================================
    Total investments (cost $6,301,006,333)    7,569,560,909
____________________________________________________________
============================================================
Receivables for:
  Investments sold                               113,361,282
------------------------------------------------------------
  Fund shares sold                                13,726,445
------------------------------------------------------------
  Dividends                                        5,054,896
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   144,774
------------------------------------------------------------
Other assets                                         177,467
============================================================
    Total assets                               7,702,025,773
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           60,152,912
------------------------------------------------------------
  Fund shares reacquired                          20,395,356
------------------------------------------------------------
  Deferred compensation and retirement plans         232,504
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       342,510,365
------------------------------------------------------------
Accrued distribution fees                          3,490,887
------------------------------------------------------------
Accrued trustees' fees                                   221
------------------------------------------------------------
Accrued transfer agent fees                        2,761,131
------------------------------------------------------------
Accrued operating expenses                           364,907
============================================================
    Total liabilities                            429,908,283
============================================================
Net assets applicable to shares outstanding   $7,272,117,490
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,623,288,034
------------------------------------------------------------
Undistributed net investment income (loss)       (16,990,317)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (602,755,421)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,268,575,194
============================================================
                                              $7,272,117,490
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $4,506,105,783
____________________________________________________________
============================================================
Class B                                       $2,037,368,681
____________________________________________________________
============================================================
Class C                                       $  705,683,959
____________________________________________________________
============================================================
Class R                                       $   20,588,409
____________________________________________________________
============================================================
Institutional Class                           $    2,370,658
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          146,493,566
____________________________________________________________
============================================================
Class B                                           69,910,516
____________________________________________________________
============================================================
Class C                                           24,218,487
____________________________________________________________
============================================================
Class R                                              671,769
____________________________________________________________
============================================================
Institutional Class                                   76,031
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        30.76
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.76 divided by
      94.50%)                                 $        32.55
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        29.14
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        29.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        30.65
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        31.18
____________________________________________________________
============================================================

* At June 30, 2004, securities with an aggregate market value of $337,167,998 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $658,542)        $ 34,405,064
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    1,599,222
==========================================================================
    Total investment income                                     36,004,286
==========================================================================

EXPENSES:

Advisory fees                                                   22,661,253
--------------------------------------------------------------------------
Administrative services fees                                       346,530
--------------------------------------------------------------------------
Custodian fees                                                     241,399
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        7,289,619
--------------------------------------------------------------------------
  Class B                                                        9,939,756
--------------------------------------------------------------------------
  Class C                                                        3,429,539
--------------------------------------------------------------------------
  Class R                                                           41,136
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       7,973,438
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              11
--------------------------------------------------------------------------
Trustees' fees                                                      61,224
--------------------------------------------------------------------------
Other                                                            1,430,464
==========================================================================
    Total expenses                                              53,414,369
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (532,153)
==========================================================================
    Net expenses                                                52,882,216
==========================================================================
Net investment income (loss)                                   (16,877,930)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         42,469,133
--------------------------------------------------------------------------
  Foreign currencies                                              (344,712)
==========================================================================
                                                                42,124,421
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        310,979,023
--------------------------------------------------------------------------
  Foreign currencies                                                20,615
==========================================================================
                                                               310,999,638
==========================================================================
Net gain from investment securities and foreign currencies     353,124,059
==========================================================================
Net increase in net assets resulting from operations          $336,246,129
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (16,877,930)   $  (28,543,503)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            42,124,421      (185,210,653)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            310,999,638     1,755,021,436
==============================================================================================
    Net increase in net assets resulting from operations         336,246,129     1,541,267,280
==============================================================================================
Share transactions-net:
  Class A                                                        484,987,545       371,075,475
----------------------------------------------------------------------------------------------
  Class B                                                         (3,477,251)      (23,057,201)
----------------------------------------------------------------------------------------------
  Class C                                                          5,996,599       (12,624,445)
----------------------------------------------------------------------------------------------
  Class R                                                          7,714,256         8,800,089
----------------------------------------------------------------------------------------------
  Institutional Class                                                128,077           131,671
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                495,349,226       344,325,589
==============================================================================================
    Net increase in net assets                                   831,595,355     1,885,592,869
==============================================================================================

NET ASSETS:

  Beginning of period                                          6,440,522,135     4,554,929,266
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(16,990,317) and $(112,387) for 2004
    and 2003, respectively)                                   $7,272,117,490    $6,440,522,135
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative value of average shares outstanding.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers or reimbursements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. For the six months ended June 30, 2004, AIM waived fees of $264,849.

    For the period ended June 30, 2004, at the direction of the trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $228,727 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $346,530 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended June 30, 2004, AISI retained $3,468,431 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2004, the Class A, Class B, Class C and Class R shares paid $7,289,619, $9,939,756, $3,429,539 and $41,136, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2004, AIM Distributors advised the Fund that it retained $564,305 in front-end sales commissions from the sale of Class A shares and $17,862, $57,509, $26,466 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                  MARKET VALUE       PURCHASES      PROCEEDS FROM      APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
     FUND           12/31/03          AT COST           SALES         (DEPRECIATION)      06/30/04         INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $103,433,320      $324,683,787    $(315,649,547)       $    --        $112,467,560     $  725,694      $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            103,433,320       324,683,787     (315,649,547)            --         112,467,560        691,890           --
==================================================================================================================================
    Subtotal      $206,866,640      $649,367,574    $(631,299,094)       $    --        $224,935,120     $1,417,584      $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS FROM      APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
     FUND          12/31/03          AT COST             SALES         (DEPRECIATION)      06/30/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $313,614,189     $  271,039,083    $ (413,398,090)       $    --        $171,255,182     $   92,999      $    --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           313,614,190        271,039,083       (413,398,090)           --         171,255,183         88,639           --
===================================================================================================================================
    Subtotal     $627,228,379     $  542,078,166    $  (826,796,180)      $    --        $342,510,365     $  181,638      $    --
===================================================================================================================================
    Total        $834,095,019     $1,191,445,740    $(1,458,095,274)      $    --        $567,445,485     $1,599,222      $    --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $2,560,525.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $38,564 and credits in custodian fees of $13 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $38,577.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2004, the Fund paid legal fees of $6,916 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2004, securities with an aggregate value of $337,167,998 were on loan to brokers. The loans were secured by cash collateral of $342,510,365 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $181,638 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $101,680,239
-----------------------------------------------------------------------------
December 31, 2010                                                333,531,794
-----------------------------------------------------------------------------
December 31, 2011                                                197,141,083
=============================================================================
Total capital loss carryforward                                 $632,353,116
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $691,518,813 and $277,743,651, respectively.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,428,962,589
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (171,504,301)
==============================================================================
Net unrealized appreciation of investment securities            $1,257,458,288
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,312,102,621.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2004                  DECEMBER 31, 2003
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      29,926,688    $ 898,904,491     45,894,184    $1,127,030,777
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,425,585      211,553,597     14,417,383       339,056,287
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,957,542       84,234,267      5,136,210       121,231,659
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         320,208        9,601,160        406,314        10,126,744
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              12,898          391,904         12,259           310,965
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,997,029       60,236,378      2,640,145        65,659,146
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,104,890)     (60,236,378)    (2,769,986)      (65,659,146)
===========================================================================================================================
Reacquired:
  Class A                                                     (15,792,275)    (474,153,324)   (34,160,186)     (821,614,448)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,442,090)    (154,794,470)   (13,284,365)     (296,454,342)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,753,402)     (78,237,668)    (5,926,753)     (133,856,104)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (63,232)      (1,886,904)       (56,598)       (1,326,655)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (8,705)        (263,827)        (7,415)         (179,294)
===========================================================================================================================
                                                               16,475,356    $ 495,349,226     12,301,192    $  344,325,589
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                              JUNE 30,        -------------------------------------------------------------------
                                                2004             2003          2002             2001            2000       1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   29.24        $    21.86    $    28.44       $    28.41       $  23.84   $ 18.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.03)            (0.06)        (0.04)(a)        (0.02)(a)       0.06      0.05(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      1.55              7.44         (6.54)            0.06           4.74      5.75
=================================================================================================================================
    Total from investment operations              1.52              7.38         (6.58)            0.04           4.80      5.80
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --                --          0.00             0.00          (0.03)     0.00
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --                --          0.00            (0.01)         (0.20)    (0.09)
=================================================================================================================================
    Total distributions                             --                --          0.00            (0.01)         (0.23)    (0.09)
=================================================================================================================================
Net asset value, end of period               $   30.76        $    29.24    $    21.86       $    28.44       $  28.41    $ 23.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   5.20%            33.76%       (23.14)%           0.16%         20.20%    32.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,506,106       $3,812,300    $2,534,964       $2,066,536       $448,668    $70,791
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.29%(c)(d)       1.34%         1.33%            1.30%          1.32%     1.69%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.24)%(c)        (0.28)%       (0.17)%          (0.05)%         0.49%     0.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           4%               20%           30%              20%            56%       63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,188,384,162.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30% (annualized) and 1.71% for the periods ended June 30, 2004 and December 31, 1999, respectively.
(e)  Not annualized for periods less than one year.

                                                                             CLASS B
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                                      YEAR ENDED DECEMBER 31,
                                   JUNE 30,            -------------------------------------------------------------------------
                                     2004                 2003                2002             2001            2000       1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $    27.80           $    20.91          $    27.38       $    27.54       $  23.23    $ 17.79
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         (0.13)               (0.21)              (0.20)(a)        (0.19)(a)      (0.02)     (0.09)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                     1.47                 7.10               (6.27)            0.04           4.53       5.62
================================================================================================================================
    Total from investment
      operations                        1.34                 6.89               (6.47)           (0.15)          4.51       5.53
================================================================================================================================
Less distributions from net
  realized gains                          --                   --                0.00            (0.01)         (0.20)     (0.09)
================================================================================================================================
Net asset value, end of period    $    29.14           $    27.80          $    20.91       $    27.38       $  27.54    $ 23.23
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                         4.82%               32.95%             (23.63)%          (0.53)%        19.47%     31.13%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $2,037,369           $1,946,590          $1,498,499       $1,538,292       $241,157    $55,785
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net
  assets                                1.94%(c)(d)          1.99%               1.98%            1.95%          1.97%      2.34%(d)
================================================================================================================================
Ratio of net investment income
  (loss) to average net assets         (0.89)%(c)           (0.93)%             (0.82)%          (0.70)%        (0.16)%    (0.42)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                 4%                  20%                 30%              20%            56%        63%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,998,874,041.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.95% (annualized) and 2.36% for the periods ended June 30, 2004 and December 31, 1999, respectively.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS C
                                             ------------------------------------------------------------------------------------
                                                                                                                     MAY 3, 1999
                                             SIX MONTHS                                                              (DATE SALES
                                               ENDED                       YEAR ENDED DECEMBER 31,                  COMMENCED) TO
                                              JUNE 30,        --------------------------------------------------    DECEMBER 31,
                                                2004            2003        2002           2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  27.79        $  20.91    $  27.38       $  27.54       $  23.23       $21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.13)          (0.21)      (0.20)(a)      (0.19)(a)      (0.02)       (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      1.48            7.09       (6.27)          0.04           4.53         2.31
=================================================================================================================================
    Total from investment operations              1.35            6.88       (6.47)         (0.15)          4.51         2.25
=================================================================================================================================
Less distributions from net realized gains          --              --        0.00          (0.01)         (0.20)       (0.09)
=================================================================================================================================
Net asset value, end of period                $  29.14        $  27.79    $  20.91       $  27.38       $  27.54       $23.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   4.86%          32.90%     (23.63)%        (0.53)%        19.47%       10.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $705,684        $667,412    $518,575       $566,627       $193,863       $7,669
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.94%(c)(d)     1.99%       1.98%          1.95%          1.97%        2.34%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.89)%(c)      (0.93)%     (0.82)%        (0.70)%        (0.16)%      (0.42)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           4%             20%         30%            20%            56%          63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $689,676,478.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.95% (annualized) and 2.36% (annualized) for the periods ended June 30, 2004 and December 31, 1999, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS R
                                                              ----------------------------------------------
                                                                                               JUNE 3, 2002
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED            YEAR END      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,    DECEMBER 31,
                                                                 2004              2003            2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 29.16           $ 21.84         $  27.54
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.06)           (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.54              7.38            (5.65)
============================================================================================================
    Total from investment operations                              1.49              7.32            (5.70)
============================================================================================================
Net asset value, end of period                                 $ 30.65           $ 29.16         $  21.84
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                   5.11%            33.52%          (20.70)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $20,588           $12,097         $  1,421
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                           1.44%(c)(d)       1.49%            1.54%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)        (0.43)%          (0.37)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                           4%               20%              30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,544,617.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45% (annualized) for the period ended June 30, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                 SIX                           MARCH 15, 2002
                                                                MONTHS                          (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2004              2003             2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $29.56            $21.95          $ 29.63
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05              0.08             0.06(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.57              7.53            (7.74)
=============================================================================================================
    Total from investment operations                              1.62              7.61            (7.68)
=============================================================================================================
Net asset value, end of period                                  $31.18            $29.56          $ 21.95
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   5.48%            34.67%          (25.92)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,371            $2,123          $ 1,471
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                           0.71%(c)(d)       0.71%            0.81%(e)
=============================================================================================================
Ratio of net investment income to average net assets              0.34%(c)          0.35%            0.35%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                           4%               20%              30%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,140,619.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.72% (annualized) for the period ended June 30, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND

Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                  and Chief Legal Officer                       Houston, TX 77046-1173

Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599

Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                   AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     ===============================================================================
INVESCO Dynamics Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                  FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund            PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                   THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                   ===============================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

                  AIMinvestments.com      BVA-SAR-1     A I M Distributors, Inc.


                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                AIM CONSERVATIVE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2004


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

====================================================================================================================================
AIM CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          as a whole. The fund is not limited with      Index) is an index of common stocks
                                             respect to the sectors in which it can        frequently used  as a general measure
o Class B shares are not available as an     invest.                                       of U.S. stock  market performance.
investment for retirement plans
maintained pursuant to Section 401 of        o A change in interest rates will affect      o The fund uses a custom index composed
the Internal Revenue Code, including         the fund's investments in fixed-income        of 22.5% Russell 3000 Index, 2.5% MSCI
401(k) plans, money purchase pension         mutual funds.                                 EAFE Index, 25% Lehman U. S. Aggregate
plans and profit sharing plans, except                                                     Bond Index, 40% Lehman 1-3 Year
for plans that have existing accounts        o Some of the underlying funds may            Government/ Credit Index, and 10%
invested in Class B shares. Class R          invest in mortgage-backed securities,         3-Month Treasury bill. The unmanaged
shares are available only to certain         which may lose value if mortgages are         Russell 3000--Registered Trademark--
retirement plans and IRAs. Please see        prepaid in response to falling interest       Index is an index of common stocks that
the prospectus for more information.         rates.                                        measures performance of the largest
                                                                                           3,000 U.S. companies based on market
PRINCIPAL RISKS OF INVESTING IN THE FUND     o Mortgage-backed and asset-backed            capitalization. The unmanaged MSCI
                                             securities in which the underlying funds      Europe, Australasia and the Far East
o The advisor may change the fund's          invest are subject to different risks         Index (the MSCI EAFE--Registered
asset class allocations, the underlying      from bonds and, as a result, may respond      Trademark--) is a group of foreign
funds or the target weightings in the        to changes in interest rates                  securities tracked by Morgan Stanley
underlying funds at its discretion.          differently.                                  Capital International. The unmanaged
                                                                                           Lehman U.S. Aggregate Bond Index, which
o The advisor has the ability to select      o International investing presents            represents the U.S. investment-grade
and substitute the underlying funds in       certain risks not associated with             fixed-rate bond market (including
which the fund invests, and may be           investing solely in the United States.        government and corporate securities,
subject to potential conflicts of            These include, for instance, risks            mortgage pass-through securities and
interest in selecting underlying funds       relating to fluctuations in the value of      asset-backed securities), is compiled by
because it may receive higher fees from      the U.S. dollar relative to the values        Lehman Brothers. The unmanaged Lehman
certain underlying funds than others.        of other currencies, the custody              1-3 Year Government/Credit Bond Index,
However, as a fiduciary to the fund, the     arrangements made for the fund's foreign      which represents the performance of
advisor is required to act in the fund's     holdings, political and economic risks,       short-term government and
best interest when selecting the             differences in accounting procedures,         investment-grade corporate debt
underlying funds.                            the lesser degree of public information       securities, is compiled by Lehman
                                             required to be provided by non-U.S.           Brothers. Lehman Brothers is a global
o There is a risk that the advisor's         companies, and relatively low market          investment bank.
evaluations and assumptions regarding        liquidity.
the fund's broad asset classes or the                                                      o The unmanaged MSCI World Index is a
underlying funds in which the fund           o Investing in a fund that invests in         group of global securities tracked by
invests may be incorrect based on actual     micro, small and mid-sized companies          Morgan Stanley Capital International.
market conditions. There can be no           involves risks not associated with
assurance that the underlying funds will     investing in more established companies,      o The unmanaged Lipper Income Fund Index
achieve their investment objectives, and     such as business risk, stock price            represents an average of the 30 largest
the performance of the underlying funds      fluctuations and illiquidity.                 income funds tracked by Lipper, Inc., an
may be lower than that of the asset                                                        independent mutual fund performance
class they were selected to represent.       o U.S. government bonds and government        monitor.
The underlying funds may change their        agency mortgage-backed securities offer
investment objectives or policies            a high degree of safety and are               o The fund is not managed to track the
without the approval of the fund. If         guaranteed as to timely payment of            performance of any particular index,
that were to occur, the fund might be        principal and interest if held to             including the indexes defined here, and
forced to withdraw its investments from      maturity. Fund shares are not insured,        consequently, the performance of the
the underlying funds at a time that is       and their value and yield will vary with      fund may deviate significantly from the
unfavorable to the fund.                     market conditions.                            performance of the indexes.

o At any given time, the fund may be         ABOUT INDEXES USED IN THIS REPORT             o A direct investment cannot be made in
subject to sector risk, which means a                                                      an index. Unless otherwise indicated,
certain sector may underperform other        o The unmanaged Standard & Poor's             index results include reinvested
sectors or the market                        Composite Index of 500 Stocks (the S&P        dividends, and they do not reflect sales
                                             500--Registered Trademark--                   charges. Performance of an index of
                                                                                           funds reflects fund expenses;
                                                                                           performance of a market index does not.



=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Continued on Page 4
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM
Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman and President
July 20, 2004

* Average annual total returns, June 30, 1979, to June 30, 2004. Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM CONSERVATIVE ALLOCATION FUND:                                                            To stimulate economic expansion, the
SINGLE PORTFOLIO OFFERS MULTI-FUND                                                        Fed left the influential federal funds
DIVERSIFICATION                                                                           target rate at a 46-year low of 1.00%
                                                                                          throughout the reporting period. Because
Class A shares of AIM Conservative          MARKET CONDITIONS                             the Fed had been signaling in its news
Allocation Fund produced cumulative                                                       releases that it would soon raise rates
total return of 1.00% at net asset value    In its mid-June Beige Book report, the        modestly, much of the impact was already
for the reporting period from April 30,     U.S. Federal Reserve (the Fed) said that      priced into the market by June 30, when
2004 (the fund's inception) to June 30,     economic activity in April and May            the Fed voted to raise the rate by 25
2004. (Had the effects of the front-end     continued to expand nationwide, with          basis points (0.25%)--its first rate
sales charge been included, the return      manufacturing continuing to increase in       increase in four years.
would have been lower.) Results for the     most districts and retail sales
fund's other share classes and benchmark    remaining even or rising in most areas.          Performance of fixed-income
indexes are shown in the table on page      Residential real estate markets remained      investments was hampered by the
3.                                          strong, and in a few areas, commercial        anticipation of rising rates. Losses
                                            real estate markets stabilized or even        extended to nearly all sectors of the
   For the two-month period of its          strengthened, the Fed reported.               bond market.
existence, the fund underperformed the
3.34% return of the S&P 500 Index, its         Gross domestic product, the broadest          In the stock market, small-cap stocks
broad-market benchmark. Unlike the          measure of economic activity, expanded        were the best-performing segment in
index, which includes only equities, the    at an annualized rate of 3.0% during the      general, outpacing mid-cap and large-cap
fund holds mainly fixed-income              second quarter of 2004. Reports released      stocks during the fund's two-month
securities, which produced weak             by the Department of Labor indicated          history. The market tended to favor
performance during the period due to        that more new jobs continued to be            value stocks over growth stocks for the
rising interest rates.                      created in May and June. The improved         reporting period.
                                            job market likely contributed to rising
   The fund also underperformed its peer    consumer confidence, which reached a             The effects of the generally positive
group, represented by the Lipper Income     two-year high in June, according to the       economic indicators on the stock market
Fund Index, which returned 1.10% for the    Conference Board.                             were tempered with investor concern
two months. The largest detractor from                                                    about worldwide terrorism, the ongoing
performance was the fund's investment in       Corporate profits showed strength.         conflict in Iraq, and rising inflation,
AIM Limited Maturity Treasury Fund.         According to Bloomberg, more than 85% of      led by sharp increases in energy prices.
                                            S&P 500 Index firms that reported
                                            first-quarter 2004 earnings met or               On the whole, domestic markets
                                            exceeded expectations.                        outperformed international markets
                                                                                          during the two months. Some of the same
                                                                                          influences were at work: Fed rate
                                                                                          changes, energy prices and inflation
                                                                                          affected growth globally, as did the


===================================================================================================================================

PORTFOLIO COMPOSITION
4/30/04 - 6/30/04

         ASSET CLASS                                            FUND                            TARGET ALLOCATION

Large Cap Value                                 AIM Large Cap Basic Value Fund                          5.0%

Large Cap Growth                                AIM Large Cap Growth Fund                               5.0

Large Cap Blend                                 AIM Charter Fund                                        5.0

Mid Cap Blend                                   AIM Trimark Endeavor Fund                               5.0

International/Global Blend                      INVESCO International Core Equity Fund                  2.5

Sector Funds                                    INVESCO Multi-Sector Fund                               2.5

Intermediate Term Investment Grade              AIM Total Return Bond Fund                             25.0

Short Term Investment Grade                     AIM Short-Term Bond Fund                               25.0

Short Term Investment Grade                     AIM Limited Maturity Treasury Fund                     15.0

Cash Equivalents                                Cash Equivalents                                       10.0

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge.
The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

===================================================================================================================================

threat of terrorism. Additionally,          are experts in such specialties as            allocation to cash equivalents. The
China's central bank announced it would     growth stocks, value stocks, and              equity portfolio consists of five
raise the percentage of capital it          fixed-income securities of various            domestic stock funds, including one
requires banks to keep on reserve, and      kinds.                                        sector-focused fund, and one
investors feared this would slow the                                                      international stock fund; these funds
Chinese economy too much. This concern         The percentage of the fund's net           span a variety of investment styles and
caused investors to rotate from Asian       assets invested in each of the                market capitalization ranges.
and emerging market stocks to               underlying funds is strategically set at
higher-quality, larger cap international    a pre-arranged target level, as shown in         During the period, all of the fund's
stocks.                                     the table on page 2. Since the fund is        equity fund investments contributed
                                            passively managed, it does not have a         positively to fund return, especially
YOUR FUND                                   portfolio manager.                            AIM Trimark Endeavor Fund, which focuses
                                                                                          on mid-cap stocks, followed by AIM Large
AIM Conservative Allocation Fund               As market developments cause some of       Cap Growth Fund, AIM Large-Cap Basic
launched on April 30, 2004. In our first    the                                           Value Fund and AIM Charter Fund. The 65%
direct communication to you, we would                                                     allocation to fixed-income funds and 10%
like to comment briefly on the fund's                                                     allocation to cash equivalents hampered
structure and goals.                                                                      fund performance, as fixed-income
                                                                                          investments performed poorly during the
   The fund is structured to provide a                                                    two-month period.
single portfolio that offers
diversification across asset classes,           The fund is structured                    IN CLOSING
investment styles and market                     to provide a single
capitalizations, and allocates those            portfolio that offers                     AIM Conservative Allocation Fund
assets in a manner targeted to a                diversification across                    produced positive performance at net
conservative investor.                              asset classes.                        asset value in its first two months. The
                                                                                          varying performance of its underlying
   Asset allocation is an investment                                                      funds demonstrated the value of
strategy that seeks to balance risk and                                                   allocating assets among diverse classes
reward in the portfolio by investing                                                      of securities. We thank you for your
specific amounts in asset classes such                                                    participation in the fund.
as stocks, bonds and cash. The goal is
to provide the highest level of return      underlying funds to outperform others,
for the level of risk selected by the       the allocations begin to vary from their
investor.                                   targets. To re-establish the original
                                            target allocation, the portfolio is
   AIM Conservative Allocation Fund is a    rebalanced at least annually, and may be
"fund of funds," meaning that all of its    rebalanced more frequently if necessary.
holdings are other mutual funds. All of
the underlying funds are AIM, INVESCO          The fixed-income portion of AIM
and AIM Trimark funds that are actively     Conservative Allocation Fund consists of
managed by teams of experienced             three investment-grade bond funds--two
portfolio managers, who                     short-term and one
                                            intermediate-term--and an

====================================================================================

FUND VS. INDEXES

Total returns 4/30/04-6/30/04, excluding    TOTAL NET ASSETS          $6.5 MILLION
sales charges. Had sales charges been
included, returns would be lower.           TARGET ALLOCATIONS:

CLASS A SHARES                     1.00%    FIXED-INCOME COMPONENT             75%

CLASS B SHARES                     0.80       FIXED-INCOME FUNDS        65

CLASS C SHARES                     0.80       CASH EQUIVALENTS          10

CLASS R SHARES                     0.90     EQUITY COMPONENT
                                            (EQUITY FUNDS                      25
S&P 500 INDEX
(BROAD MARKET INDEX)               3.34

CUSTOM INDEX =
22.5% RUSSELL 3000 INDEX/
2.5% MSCI EAFE INDEX/
25% LEHMAN U.S. AGGREGATE
BOND INDEX/
40% LEHMAN 1-3 YEAR GOV'T/
CREDIT INDEX/
10% 3-MONTH TREASURY BILL
(STYLE-SPECIFIC INDEX)             0.84

LIPPER INCOME FUND INDEX
(PEER GROUP INDEX)                 1.10

Source: Lipper, Inc.

====================================================================================            [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          PERFORMANCE RECORD, PLEASE
                                                                                          TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S PERFORMANCE

================================================================================
Below you will find a presentation of your fund's performance record since its inception on 4/30/04.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

===================================================================================================================================
CUMULATIVE TOTAL RETURNS                    month-end performance. Performance            purchase. Class R shares do not have a
As of 6/30/04, including applicable         figures reflect reinvested                    front-end sales charge; returns shown
sales charges. Returns have not been        distributions, changes in net asset           are at net asset value and do not
annualized.                                 value and the effect of the maximum           reflect a 0.75% CDSC that may be imposed
                                            sales charge unless otherwise stated.         on a total redemption of retirement plan
CLASS A SHARES                              Investment return and principal value         assets within the first year.
Inception (4/30/04)           -4.54%        will fluctuate so that you may have a
                                            gain or loss when you sell shares.               The performance of the fund's share
CLASS B SHARES                                                                            classes will differ due to different
Inception (4/30/04)           -4.20%           Class A share performance reflects         sales charge structures and class
                                            the maximum 5.50% sales charge, and           expenses.
CLASS C SHARES                              Class B and Class C share performance
Inception (4/30/04)           -0.20%        reflects the applicable contingent               Had the advisor not waived fees
                                            deferred sales charge (CDSC) for the          and/or reimbursed expenses, performance
CLASS R SHARES                              period involved. The CDSC on Class B          would have been lower.
Inception (4/30/04)            0.90%        shares declines from 5% beginning at the
                                            time of purchase to 0% at the beginning
The performance data quoted represent       of the seventh year. The CDSC on Class C
past performance and cannot guarantee       shares is 1% for the first year after
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent
===================================================================================================================================

Continued from inside front cover

OTHER INFORMATION                           financial reporting purposes, and as          A description of the policies and
                                            such, the net asset values for                procedures the fund uses to determine
o The fund is a "fund of funds," which      shareholder transactions and the returns      how to vote proxies relating to
means that it invests its assets in         based on those net asset values may           portfolio securities is available
other underlying mutual funds advised by    differ from the net asset values and          without charge, upon request, from our
A I M Advisors, Inc.                        returns reported in the financial             Client Services department at
                                            highlights.                                   800-959-4246, or on the AIM Web site,
o Investors will bear not just their                                                      AIMinvestments.com.
share of the fund's operational             o Bloomberg, Inc. is a well-known
expenses, but also, indirectly, the         independent financial research and
operating expenses of the underlying        reporting firm.
funds.
                                            o The Conference Board is a
o The returns shown in the Management's     not-for-profit organization that
Discussion of Fund Performance are based    conducts research and publishes
on net asset values calculated for          information and analysis to help
shareholder transactions. Generally         businesses strengthen their performance.
accepted accounting principles require                                                    [ARROW
adjustments to be made to the net assets                                                  BUTTON         For More Information Visit
of the fund at period end for                                                             IMAGE]              AIMinvestments.com

===================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM CONSERVATIVE ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                  TOTAL RETURN                                 Please note that past performance is not
                                            4/30/04 (inception date)-6/30/04*            indicative of future results. More
The following information has been                                                       recent returns may be more or less than
prepared to provide Institutional Class     Inception                        1.00%       those shown. All returns assume
shareholders with a performance overview                                                 reinvestment of distributions at net
specific to their holdings.                 *Cumulative total return that has not        asset value. Investment return and
Institutional Class shares are offered      been annualized.                             principal value will fluctuate so your
exclusively to institutional investors,                                                  shares, when redeemed, may be worth more
including defined contribution plans        Institutional Class shares have no sales     or less than their original cost. See
that meet certain criteria.                 charge; therefore, performance is at         full report for information on
                                            NAV. Performance of Institutional Class      comparative benchmarks. Please consult
                                            shares will differ from performance of       your fund prospectus for more
                                            other share classes due to differing         information. For the most current
                                            sales charges and class expenses.            month-end performance, please call
                                                                                         800-451-4246 or visit
                                            Had the advisor not waived fees and/or       AIMinvestments.com.
                                            reimbursed expenses, performance would
                                            have been lower.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

AIMinvestments.com        CAL-INS-2 8/04     [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)


                                                            MARKET
                                                SHARES      VALUE
--------------------------------------------------------------------
MUTUAL FUNDS-90.08%(a)

AIM Charter Fund-Institutional Class             25,612   $  325,267
--------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class(b)                                       25,056      325,482
--------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class(b)                                       34,076      326,444
--------------------------------------------------------------------
AIM Limited Maturity Treasury
  Fund-Institutional Class                       95,110      972,978
--------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class    162,617    1,624,549
--------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class                                         156,683    1,627,932
--------------------------------------------------------------------
AIM Trimark Endeavor Fund-Institutional
  Class(b)                                       28,398      324,870
--------------------------------------------------------------------
INVESCO International Core Equity
  Fund-Institutional Class(b)                    15,885      162,187
--------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional
  Class(b)                                        8,017      162,905
====================================================================
    Total Mutual Funds (Cost $5,805,046)                   5,852,614
====================================================================

                                                 PAR        MARKET
                                                (000)       VALUE
--------------------------------------------------------------------

REPURCHASE AGREEMENTS-9.87%

State Street Bank & Trust 1.30%, 07/01/04
  (Cost $641,075)(c)                           $    641   $  641,075
====================================================================
TOTAL INVESTMENTS-99.95% (Cost $6,446,121)                 6,493,689
====================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                            3,377
====================================================================
NET ASSETS-100.00%                                        $6,497,066
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a) The underlying Fund and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Repurchase agreement entered into June 30, 2004 with a maturing value of $641,098. Collateralized by $660,000 U.S. Government obligations, 1.30% due 04/27/05 with a market value at June 30, 2004 of $656,700.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost $6,446,121)   $6,493,689
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   64,123
-----------------------------------------------------------
  Interest                                               23
-----------------------------------------------------------
  Amount due from advisor                            11,005
===========================================================
    Total assets                                  6,568,840
___________________________________________________________
===========================================================

LIABILITIES:

Payables for investments purchased                   57,732
-----------------------------------------------------------
Accrued distribution fees                             1,954
-----------------------------------------------------------
Accrued operating expenses                           12,088
===========================================================
    Total liabilities                                71,774
===========================================================
Net assets applicable to shares outstanding      $6,497,066
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $6,443,401
-----------------------------------------------------------
Undistributed net investment income                   5,261
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities                                            836
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                         47,568
===========================================================
                                                 $6,497,066
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $4,248,393
___________________________________________________________
===========================================================
Class B                                          $1,249,114
___________________________________________________________
===========================================================
Class C                                          $  789,191
___________________________________________________________
===========================================================
Class R                                          $  109,329
___________________________________________________________
===========================================================
Institutional Class                              $  101,039
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             420,478
___________________________________________________________
===========================================================
Class B                                             123,871
___________________________________________________________
===========================================================
Class C                                              78,268
___________________________________________________________
===========================================================
Class R                                              10,831
___________________________________________________________
===========================================================
Institutional Class                                  10,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.10
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.10 divided
      by 94.50%)                                 $    10.69
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.08
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.08
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.09
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.10
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (date operations commenced) through June 30, 2004 (Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  8,273
----------------------------------------------------------------------
Interest                                                           423
======================================================================
    Total investment income                                      8,696
======================================================================

EXPENSES:

Administrative services fees                                     8,333
----------------------------------------------------------------------
Custodian fees                                                      70
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          987
----------------------------------------------------------------------
  Class B                                                          897
----------------------------------------------------------------------
  Class C                                                          542
----------------------------------------------------------------------
  Class R                                                           88
----------------------------------------------------------------------
Transfer agent fees                                                268
----------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           2
----------------------------------------------------------------------
Trustees' fees                                                   1,861
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Professional fees                                                8,450
----------------------------------------------------------------------
Other                                                            2,152
======================================================================
    Total expenses                                              28,150
======================================================================
Less: Expenses reimbursed and expense offset arrangement       (24,715)
======================================================================
    Net expenses                                                 3,435
======================================================================
Net investment income                                            5,261
======================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                       836
----------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    47,568
======================================================================
Net gain from investment securities                             48,404
======================================================================
Net increase in net assets resulting from operations          $ 53,665
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (date operations commenced) through June 30, 2004 (Unaudited)

                                                                 JUNE 30,
                                                                   2004
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    5,261
--------------------------------------------------------------------------
  Net realized gain from investment securities                         836
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                      47,568
==========================================================================
    Net increase in net assets resulting from operations            53,665
==========================================================================
Share transactions-net:
  Class A                                                        4,212,587
--------------------------------------------------------------------------
  Class B                                                        1,239,142
--------------------------------------------------------------------------
  Class C                                                          783,345
--------------------------------------------------------------------------
  Class R                                                          108,317
--------------------------------------------------------------------------
  Institutional Class                                              100,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                6,443,401
==========================================================================
    Net increase in net assets                                   6,497,066
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $5,261 for 2004)                                  $6,497,066
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 30, 2004.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds advised by A I M Advisors, Inc. ("AIM") (the "underlying funds"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request. Each company listed in the Schedule of Investments is organized in the United States of America.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. The Fund's advisor has contractually agreed to reimburse expenses of Class A, Class B, Class C, Class R and Institutional Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.20%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.20% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. For the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM expenses reimbursed of $24,712.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM was paid $8,333 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AISI retained $135 for such services and reimbursed fees for the Institutional Class shares of $2.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through June 30, 2004, the Class A, Class B, Class C and Class R shares paid $987, $897, $542 and $88, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM Distributors advised the Fund that it retained $12,611 in front-end sales commissions from the sale of Class A shares and $0, $0, $0, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transaction. For the period April 30, 2004 (date operations commenced) through June 30, 2004, the Fund received credits in transfer agency fees of $1 under expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $1.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period April 30, 2004 (date operations commenced) through June 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through June 30, 2004 was $5,835,650 and $31,440, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $48,086
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities             (518)
===============================================================================
Net unrealized appreciation of investment securities                  $47,568
_______________________________________________________________________________
===============================================================================
Investments have the same costs for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                                 APRIL 30, 2004
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                  JUNE 30, 2004
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     421,824    $4,226,086
-----------------------------------------------------------------------------------
  Class B                                                     123,981     1,240,239
-----------------------------------------------------------------------------------
  Class C                                                      79,900       799,553
-----------------------------------------------------------------------------------
  Class R                                                      10,831       108,317
-----------------------------------------------------------------------------------
  Institutional Class                                          10,001       100,010
===================================================================================
Reacquired:
  Class A                                                     (1,346)       (13,499)
-----------------------------------------------------------------------------------
  Class B                                                       (110)        (1,097)
-----------------------------------------------------------------------------------
  Class C                                                     (1,632)       (16,208)
===================================================================================
                                                              643,449    $6,443,401
___________________________________________________________________________________
===================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                       CLASS A                   CLASS B                   CLASS C                   CLASS R
                                   ----------------          ----------------          ----------------          ----------------
                                    APRIL 30, 2004            APRIL 30, 2004            APRIL 30, 2004            APRIL 30, 2004
                                   (DATE OPERATIONS          (DATE OPERATIONS          (DATE OPERATIONS          (DATE OPERATIONS
                                    COMMENCED) TO             COMMENCED) TO             COMMENCED) TO             COMMENCED) TO
                                       JUNE 30,                  JUNE 30,                  JUNE 30,                  JUNE 30,
                                         2004                      2004                      2004                      2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $10.00                    $10.00                    $10.00                    $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.02(a)                   0.01(a)                   0.01(a)                   0.02(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
    realized and unrealized)              0.08                      0.07                      0.07                      0.07
=================================================================================================================================
    Total from investment
      operations                          0.10                      0.08                      0.08                      0.09
=================================================================================================================================
Net asset value, end of period          $10.10                    $10.08                    $10.08                    $10.09
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           1.00%                     0.80%                     0.80%                     0.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $4,248                    $1,249                    $  789                    $  109
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With expense
    reimbursements(c)(d)                  0.55%                     1.20%                     1.20%                     0.70%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense
    reimbursements(c)(d)                  5.92%                     6.57%                     6.57%                     6.07%
=================================================================================================================================
Ratio of net investment income
  to average net assets(c)                1.34%                     0.69%                     0.69%                     1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   1%                        1%                        1%                        1%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,664,747, $529,291, $320,293 and $103,449 for Class A, Class B, Class
     C and Class R, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.65%.
(e)  Not annualized for a period less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                 (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                     JUNE 30,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.03(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.07
===================================================================================
    Total from investment operations                                    0.10
===================================================================================
Net asset value, end of period                                        $10.10
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         1.00%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  101
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                           0.20%(c)(d)
-----------------------------------------------------------------------------------
  Without expense reimbursements                                        5.52%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                    1.69%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 1%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for a period less than one year.
(c)  Ratios are annualized and based on average daily net assets of $100,032.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.65%.
(e)  Not annualized for a period less than one year.

NOTE 10--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the

Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND

Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                   and Chief Legal Officer                      Houston, TX 77046-1173

Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599

Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                          INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                 TAX-FREE
AIM Libra Fund                                     SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)             AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund               AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                      INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund            INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                    ===============================================================================
INVESCO Dynamics Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                 FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund           PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                  THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                  ===============================================================================


* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.


                   AIMinvestments.com     CAL-SAR-1     A I M Distributors, Inc.

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                  --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                          AIM GLOBAL EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM GLOBAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

o Effective 9/30/03, Class B shares are      o The unmanaged MSCI World Index is a         o Effective March 31, 2004, AIM Global
not available as an investment for           group of global securities tracked by         Trends Fund became AIM Global Equity
retirement plans maintained pursuant to      Morgan Stanley Capital International          Fund.
Section 401 of the Internal Revenue          that are considered developed markets.
Code, including 401(k) plans, money                                                        o The returns shown in the Management's
purchase pension plans and profit            o The unmanaged Lehman U.S. Aggregate         Discussion of Fund Performance are based
sharing plans. Plans that have existing      Bond Index, which represents the U.S.         on net asset values calculated for
accounts invested in Class B shares will     investment-grade fixed-rate bond market       shareholder transactions. Generally
continue to be allowed to make               (including government and corporate           accepted accounting principles require
additional purchases.                        securities, mortgage pass-through             adjustments to be made to the net assets
                                             securities and asset-backed securities),      of the fund at period end for financial
PRINCIPAL RISKS OF INVESTING IN THE FUND     is compiled by Lehman Brothers, a global      reporting purposes, and as such, the net
                                             investment bank.                              asset values for shareholder
o International investing presents                                                         transactions and the returns based on
certain risks not associated with            o The unmanaged Standard & Poor's             those net asset values may differ from
investing solely in the United States.       Composite Index of 500 Stocks (the S&P        the net asset values and returns
These include risks relating to              500--registered trademark-- Index) is         reported in the Financial Highlights.
fluctuations in the value of the U.S.        an index of common stocks frequently
dollar relative to the values of other       used as a general measure of U.S. stock       o Industry classifications used in this
currencies, the custody arrangements         market performance.                           report are generally according to the
made for the fund's foreign holdings,                                                      Global Industry Classification Standard,
differences in accounting, political         o The unmanaged Lipper Global Fund Index      which was developed by and is the
risks and the lesser degree of public        represents an average of the performance      exclusive property and a service mark of
information required to be provided by       of global funds tracked by Lipper, Inc.,      Morgan Stanley Capital International
non-U.S. companies.                          an independent mutual fund performance        Inc. and Standard & Poor's.
                                             monitor.
o The fund may participate in the                                                          o Bloomberg, Inc. is a well-known
initial public offering (IPO) market in      o A direct investment cannot be made in       independent financial research and
some cycles. A significant portion of        an index. Unless otherwise indicated,         reporting firm.
the fund's returns during certain            index results include reinvested
periods was attributable to its              dividends, and they do not reflect sales      A description of the policies and
investment in IPOs. These investments        charges. Performance of an index of           procedures that the fund uses to
have a magnified impact when the fund's      funds reflects fund expenses;                 determine how to vote proxies relating
asset base is relatively small. As the       performance of a market index does not.       to portfolio securities is available
fund's assets grow, the impact of IPO                                                      without charge, upon request, by calling
investments will decline, which may          o The fund is not managed to track the        800-959-4246, or on the AIM Web site,
reduce the effect of IPO investments on      performance of any particular index,          AIMinvestments.com.
the fund's total return. For additional      including the indexes defined here, and
information regarding the impact of IPO      consequently, the performance of the
investments on the fund's performance,       fund may deviate significantly from the
please see the fund's prospectus.            performance of the indexes.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark-- :

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM
Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.


Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman and President
July 20, 2004

*  Average annual total returns, June 30, 1979, to June 30, 2004. Source:
   Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

STRONG STOCK SELECTION HELPED BOOST FUND                                                   renewed strength in the housing market
RETURNS                                                                                    and resilient consumer spending.

For the six-month reporting period ended        In the United States, gross domestic          Monetary policy was a factor during
June 30, 2004, AIM Global Equity Fund        product, the broadest measure of              the reporting period as many central
Class A shares returned 8.35% at net         economic activity, expanded at an             banks raised interest rates. The U.S.
asset value. (Had the effects of             annualized rate of 4.5% in the first          Federal Reserve hiked the federal funds
front-end sales charges been included,       quarter of 2004 and 3.0% in during the        target rate by 25 basis points
the return would have been lower.)           second quarter. Corporate profits             (0.25%)--its first increase in four
Returns for other share classes are          continued to show strength. According to      years. A monetary tightening cycle was
shown in the table on page 3. For the        Bloomberg, more than 85% of S&P 500           also underway in the United Kingdom
same period, the fund outperformed all       index firms reported first-quarter 2004       where the Bank of England raised
of its benchmarks including the MSCI         earnings met or exceeded expectations.        interest rates several times during the
World Index and the Lipper Global Fund                                                     reporting period. However, monetary
Index, which returned 3.52% and 3.20%,          Japan, Asia's largest economy, showed      policy remained accommodative in the
respectively. We believe strong stock        signs of recovery with robust activity        euro zone, where short-term rates were
selection led to the fund's higher           from exports and an easing of                 unchanged at 2%.
return compared to these benchmarks.         deflationary pressures. While China
                                             continued to be the region's economic         YOUR FUND
MARKET CONDITIONS                            growth engine, mounting concern about
                                             over-investment in several sectors led        On March 31, 2004, the name of the fund
World equity markets, represented by the     the Chinese government to try to slow         was changed from AIM Global Trends Fund
MSCI World Index, rallied through much       the economy by adding restrictions on         to AIM Global Equity Fund. While the
of the first quarter of 2004. This rally     new projects and ordering banks to            fund's investment objective remains the
enabled many global stocks to produce        moderate their lending practices.             same, we believe the name change better
positive returns for the six-month                                                         reflects the fund's investment strategy
reporting period. During the second             In the euro zone--the 12 countries         and process. For instance, the fund is
quarter, most markets gave back some of      that use the euro as currency--economic       not driven by industry, geographic or
their earlier gains amid pressure from       conditions also improved. Euro zone           economic trends. Instead, we use a
China's efforts to slow its economy,         manufacturing production began to             largely quantitative process to select
high oil prices and looming interest         increase and retail sales increased           stocks and maintain portfolio
rate hikes. Market and economic              strongly in the first quarter of 2004.        composition. We believe companies
conditions, however, varied                  In contrast to the euro zone's somewhat       exhibit certain qualities that can help
significantly by region.                     sluggish recovery, economic activity          identify probable stock performers. We
                                             remained strong in the United Kingdom,        therefore consider a variety of factors
                                             supported by                                  when selecting companies including:
                                                                                           growth/

====================================================================================================================================

TOP 10 EQUITY HOLDINGS*                                                 TOP 10 INDUSTRIES*

 1. 3M Co.                                       2.6%                    1. Diversified Banks                        7.3%

 2. Alcon, Inc. (Switzerland)                    2.5                     2. Specialized Finance                      4.7

 3. Takeda Pharmaceutical Co. Ltd. (Japan)       2.5                     3. Managed Health Care                      3.7

 4. Gillette Co. (The)                           2.5                     4. Communications Equipment                 3.5

 5. ING Groep N.V. - Dutch Ctfs.(Netherlands)    2.5                     5. Other Diversified Financial Services     3.5

 6. Statoil A.S.A. (Norway)                      2.5                     6. Semiconductors                           3.3

 7. William Hill PLC (United Kingdom)            2.5                     7. Integrated Oil & Gas                     3.2

 8. Prudential Financial, Inc.                   2.4                     8. Electric Utilities                       3.0

 9. CIT Group Inc.                               2.4                     9. Life & Health Insurance                  3.0

10. Intel Corp.                                  2.4                    10. Health Care Supplies                     3.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

stability of earnings, valuation,            Sensor3, an upgrade of the current                             DEREK S. IZUEL
profitability, financial strength and        Sensor model, were responsible for sales                       Mr. Izuel, Chartered
stock price momentum. To help further        growth.                                            [IZUEL      Financial Analyst, is
stabilize fund performance, we analyze                                                          PHOTO]      lead portfolio manager
the impact that global macro-economic           Although the fund outperformed on a                         of AIM Global Equity
risk factors could have on the               relative basis, beating all its                                Fund. Mr. Izuel began
performance of stocks in the portfolio.      benchmark indexes, a few stocks held          his investment career in 1997. He
                                             back fund performance including Intel,        received a B.A. in computer science
   During the reporting period, European     the world's largest chip maker, and           from the University of California-
and U.S. stocks contributed most to fund     Aegon, a Dutch life and health insurance      Berkeley and also earned an M.B.A. from
performance. Alcon, a Swiss eye care         company. Intel was hard hit by a              the University of Michigan.
company and William Hill, the                sell-off in the semiconductor industry,
second-largest gaming company in the         while Aegon's stock declined in May                            ERIC THALLER
United Kingdom, were among our top           after poor earnings results were                               Mr. Thaller is a
European holdings. Alcon reported that       announced.                                        [THALLER     manager of AIM Global
its first quarter 2004 earnings rose                                                            PHOTO]      Equity Fund. Mr.
46.7% compared to the same period in            On a sector basis, we had success in                        Thaller joined AIM in
2003. The company attributed the             the consumer sectors, with consumer                            2001. He graduated
earnings increase to global sales, which     discretionary stocks contributing most        magna cum laude from the University of
rose 19.4% in the first quarter of 2004      to fund performance. The financial            California at San Diego with a B.A. in
compared to the same period a year ago.      sector, however, proved a drag on             economics. He also earned an M.B.A. with
                                             performance as the effects of possible        concentrations in finance and statistics
   William Hill also turned in excellent     interest rate hikes hampered financial        from The Wharton School at the
first quarter results and its stock          stocks in the second quarter of the           University of Pennsylvania.
appreciated more than 25% during the         year.                                         Additionally, he spent a year studying
reporting period.                                                                          at the London School of Economics.
                                             IN CLOSING
   Approximately 50% of the fund's                                                         Assisted by Global Equity Team
assets were allocated to stocks in North     Given volatile market conditions during
America, primarily the United States,        the reporting period, we are pleased to
during the reporting period. Gillette,       provide shareholders with strong
the world's largest manufacturer of          absolute and relative fund performance.
shaving supplies, reported record first
quarter 2004 net sales as sales of its             See important fund and index
blades and razors climbed 16% year over           disclosures inside front cover.
year. Both existing products and demand
for new products such as Venus Divine, a
women's razor, and

======================================================================================

TOP 10 COUNTRIES*                            FUND VS. INDEXES

 1. United States                 49.6%      Total returns 12/31/03-6/30/04,
                                             excluding sales charges. Had sales
 2. United Kingdom                10.1       charges been included, returns would be
                                             lower.
 3. Japan                          8.5
                                             CLASS A SHARES                      8.35%
 4. Netherlands                    4.5
                                             CLASS B SHARES                      8.14
 5. Switzerland                    3.3
                                             CLASS C SHARES                      8.07
 6. Bermuda                        3.2
                                             MSCI WORLD INDEX (BROAD MARKET
 7. Norway                         2.5       & STYLE-SPECIFIC INDEX)             3.52

 8. France                         2.1       LIPPER GLOBAL FUND INDEX
                                             (PEER GROUP INDEX)                  3.20
 9. Sweden                         1.7
                                             Source: Lipper, Inc.
10. Italy                          1.4
                                             TOTAL NUMBER OF HOLDINGS*             89
                                             TOTAL NET ASSETS          $213.3 MILLION

======================================================================================           [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your fund's long-term performance record for the periods ended 6/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    Class A share performance reflects
As of 6/30/04, including applicable          the maximum 4.75% sales charge, and
sales charges                                Class B and Class C share performance
                                             reflects the applicable contingent
CLASS A SHARES                               deferred sales charge (CDSC) for the
Inception (9/15/97)           7.03%          period involved. The CDSC on Class B
    5 Years                   5.53           shares declines from 5% beginning at the
    1 Year                   25.42           time of purchase to 0% at the beginning
                                             of the seventh year. The CDSC on Class C
CLASS B SHARES                               shares is 1% for the first year after
Inception (9/15/97)           7.29%          purchase.
    5 Years                   5.75
    1 Year                   26.03              The performance of the fund's share
                                             classes will differ due to different
CLASS C SHARES                               sales charge structures and class
Inception (1/2/98)            8.13%          expenses.
    5 Years                   6.06
    1 Year                   29.97              A redemption fee of 2% will be
                                             imposed on certain redemptions or
The performance data quoted represent        exchanges out of the fund within 30 days
past performance and cannot guarantee        of purchase. Exceptions to the
comparable future results; current           redemption fee are listed in the fund's
performance may be lower or higher.          prospectus.
Please visit AIMinvestments.com for the
most recent month-end performance.
Performance figures reflect reinvested
distributions, changes in net asset
value and the effect of the maximum
sales charge unless otherwise stated.
Investment return and principal value
will fluctuate so that you may have a                                                      [ARROW
gain or loss when you sell shares.                                                         BUTTON         For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com
====================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM GLOBAL EQUITY FUND

====================================================================================================================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 6/30/04                     indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class      Inception                        7.82%        those shown. All returns assume
shareholders with a performance overview        5 Years                       6.59         reinvestment of distributions at net
specific to their holdings.                     1 Year                       31.84         asset value. Investment return and
Institutional Class shares are offered          6 Months*                     8.49         principal value will fluctuate so your
exclusively to institutional investors,                                                    shares, when redeemed, may be worth more
including defined contribution plans         *Cumulative total return that has not         or less than their original cost. See
that meet certain criteria.                  been annualized                               full report for information on
                                                                                           comparative benchmarks. Please consult
                                             Institutional Class shares' inception         your fund prospectus for more
                                             date is 4/30/04. Returns since that date      information. For the most current
                                             are historical returns. All other             month-end performance, please call
                                             returns are blended returns of                800-451-4246 or visit
                                             historical Institutional Class share          AIMinvestments.com.
                                             performance and restated Class A share
                                             performance (for periods prior to the
                                             inception date of Institutional Class
                                             shares) at net asset value and reflect
                                             the higher Rule 12b-1 fees applicable to
                                             Class A shares. Class A shares'
                                             inception date is 9/15/97. Institutional
                                             Class shares would have had different
                                             returns due to differences in the
                                             expense structure of the Institutional
                                             Class.

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes due to differing
                                             sales charges and class expenses.
====================================================================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

AIMinvestments.com   GEQ-INS-2 8/04   A I M Distributors, Inc.   YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                  --Registered Trademark--           --Registered Trademark--



FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-49.60%

AEROSPACE & DEFENSE-1.19%

Boeing Co. (The)                                  49,500   $  2,528,955
=======================================================================

AIR FREIGHT & LOGISTICS-1.08%

Hunt (J.B.) Transport Services, Inc.              59,500      2,295,510
=======================================================================

APPAREL RETAIL-1.23%

Gap, Inc. (The)                                   32,400        785,700
-----------------------------------------------------------------------
Stage Stores, Inc.(a)                             49,000      1,845,340
=======================================================================
                                                              2,631,040
=======================================================================

APPLICATION SOFTWARE-0.65%

FactSet Research Systems Inc.(b)                  29,500      1,394,465
=======================================================================

AUTO PARTS & EQUIPMENT-0.26%

American Axle & Manufacturing Holdings, Inc.      15,100        549,036
=======================================================================

COMMUNICATIONS EQUIPMENT-3.51%

Motorola, Inc.                                   153,500      2,801,375
-----------------------------------------------------------------------
Plantronics, Inc.(a)                              23,500        989,350
-----------------------------------------------------------------------
QUALCOMM Inc.                                     50,500      3,685,490
=======================================================================
                                                              7,476,215
=======================================================================

COMPUTER HARDWARE-1.25%

Dell Inc.(a)                                      74,300      2,661,426
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.92%

Lexmark International, Inc.-Class A(a)            20,300      1,959,559
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.24%

DST Systems, Inc.(a)                              10,700        514,563
=======================================================================

DEPARTMENT STORES-0.48%

J.C. Penney Co., Inc.                             27,200      1,027,072
=======================================================================

DIVERSIFIED BANKS-1.33%

Wachovia Corp.                                    63,800      2,839,100
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.31%

Apollo Group, Inc.-Class A(a)                      6,800        600,372
-----------------------------------------------------------------------
University of Phoenix Online(a)                   25,100      2,198,509
=======================================================================
                                                              2,798,881
=======================================================================

ELECTRIC UTILITIES-1.38%

Alliant Energy Corp.                              20,500        534,640
-----------------------------------------------------------------------
PG&E Corp.(a)                                     86,200      2,408,428
=======================================================================
                                                              2,943,068
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-0.92%

Dionex Corp.(a)                                   35,700   $  1,969,569
=======================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.20%

Monsanto Co.                                      66,200      2,548,700
=======================================================================

FOREST PRODUCTS-0.39%

Louisiana-Pacific Corp.                           35,600        841,940
=======================================================================

HEALTH CARE EQUIPMENT-0.95%

Stryker Corp.(b)                                  36,700      2,018,500
=======================================================================

HEALTH CARE SUPPLIES-0.42%

Haemonetics Corp.(a)                              30,400        901,360
=======================================================================

HOUSEHOLD PRODUCTS-1.46%

Colgate-Palmolive Co.                             53,300      3,115,385
=======================================================================

HYPERMARKETS & SUPER CENTERS-1.18%

Costco Wholesale Corp.                            49,300      2,024,751
-----------------------------------------------------------------------
Wal-Mart Stores, Inc.                              9,200        485,392
=======================================================================
                                                              2,510,143
=======================================================================

INDUSTRIAL CONGLOMERATES-2.56%

3M Co.(b)                                         60,700      5,463,607
=======================================================================

INTEGRATED OIL & GAS-0.54%

Occidental Petroleum Corp.                        23,700      1,147,317
=======================================================================

INTERNET RETAIL-0.77%

eBay Inc.(a)                                      17,800      1,636,710
=======================================================================

LIFE & HEALTH INSURANCE-2.40%

Prudential Financial, Inc.(b)                    110,300      5,125,641
=======================================================================

MANAGED HEALTH CARE-3.73%

UnitedHealth Group Inc.                           80,600      5,017,350
-----------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 26,200      2,934,662
=======================================================================
                                                              7,952,012
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.50%

Energen Corp.                                     36,200      1,737,238
-----------------------------------------------------------------------
Questar Corp.                                     14,500        560,280
-----------------------------------------------------------------------
Sempra Energy                                     88,300      3,040,169
=======================================================================
                                                              5,337,687
=======================================================================

OFFICE ELECTRONICS-0.26%

Xerox Corp.(a)                                    38,800        562,600
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.60%

Apache Corp.                                      52,100   $  2,268,955
-----------------------------------------------------------------------
Houston Exploration Co. (The)(a)                  41,800      2,166,912
-----------------------------------------------------------------------
Plains Exploration & Production Co.(a)(b)         32,476        595,935
-----------------------------------------------------------------------
St. Mary Land & Exploration Co.                   14,300        509,795
=======================================================================
                                                              5,541,597
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.83%

Western Gas Resources, Inc.                       54,800      1,779,904
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.02%

J.P. Morgan Chase & Co.                           56,300      2,182,751
=======================================================================

PERSONAL PRODUCTS-2.47%

Gillette Co. (The)                               124,300      5,270,320
=======================================================================

RAILROADS-0.25%

Burlington Northern Santa Fe Corp.                15,100        529,557
=======================================================================

SEMICONDUCTORS-3.33%

Analog Devices, Inc.                              43,000      2,024,440
-----------------------------------------------------------------------
Intel Corp.                                      183,900      5,075,640
=======================================================================
                                                              7,100,080
=======================================================================

SPECIALIZED FINANCE-4.75%

CIT Group Inc.                                   132,700      5,081,083
-----------------------------------------------------------------------
Moody's Corp.                                     78,000      5,043,480
=======================================================================
                                                             10,124,563
=======================================================================

TOBACCO-0.24%

Loews Corp.-Carolina Group                        20,400        500,820
=======================================================================
    Total Domestic Common Stocks (Cost
      $89,807,813)                                          105,779,653
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-42.85%

AUSTRALIA-1.27%

QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(b)                                  303,400      2,714,775
=======================================================================

BERMUDA-3.18%

Ingersoll-Rand Co.-Class A (Industrial
  Machinery)                                      27,800      1,899,018
-----------------------------------------------------------------------
Montpelier Re Holdings Ltd. (Reinsurance)         63,400      2,215,830
-----------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Reinsurance)         49,300      2,659,735
=======================================================================
                                                              6,774,583
=======================================================================

BRAZIL-0.61%

Companhia Siderurgica Nacional S.A.-ADR
  (Steel)                                         70,800        860,928
-----------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd.
  (Integrated Oil & Gas)                          18,100        454,056
=======================================================================
                                                              1,314,984
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


CANADA-1.30%

Canadian National Railway Co. (Railroads)         43,050   $  1,863,645
-----------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)              69,200        917,999
=======================================================================
                                                              2,781,644
=======================================================================

DENMARK-0.52%

Novozymes A.S.-Class B (Specialty Chemicals)      24,505      1,107,686
=======================================================================

FRANCE-2.05%

Societe Generale (Diversified Banks)(b)           51,351      4,374,185
=======================================================================

GERMANY-1.20%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)                                    4,359        521,639
-----------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)         800        536,629
-----------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 04/16/04; Cost $1,396,200)(c)          5,889      1,500,028
=======================================================================
                                                              2,558,296
=======================================================================

ISRAEL-0.54%

Check Point Software Technologies Ltd.
  (Systems Software)(a)(b)                        43,000      1,160,570
=======================================================================

ITALY-1.44%

Milano Assicurazioni S.p.A (Multi-Line
  Insurance)                                     270,700      1,076,187
-----------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Wireless
  Telecommunication Services)                    350,600      1,992,414
=======================================================================
                                                              3,068,601
=======================================================================

JAPAN-8.50%

Fuji Fire and Marine Insurance Co., Ltd.
  (The) (Property & Casualty Insurance)          351,000        967,431
-----------------------------------------------------------------------
Hokkaido Electric Power Co., Inc. (Electric
  Utilities)                                      74,500      1,327,167
-----------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(b)                                  116,500      2,178,120
-----------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                     1,900      3,403,923
-----------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                              120,300      5,294,106
-----------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)    122,000      4,954,201
=======================================================================
                                                             18,124,948
=======================================================================

NETHERLANDS-4.54%

ABN AMRO Holding N.V. (Diversified Banks)        145,854      3,198,084
-----------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)              56,566        683,614
-----------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)                            222,416      5,261,984
-----------------------------------------------------------------------
Schlumberger Ltd. (Oil & Gas Equipment &
  Services)                                        8,300        527,133
=======================================================================
                                                              9,670,815
=======================================================================

NORWAY-2.47%

Statoil A.S.A. (Integrated Oil & Gas)(b)         413,931      5,256,949
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SWEDEN-1.70%

Volvo A.B.-Class B (Construction, Farm
  Machinery & Heavy Trucks)(b)                   104,239   $  3,634,438
=======================================================================

SWITZERLAND-3.26%

Alcon, Inc. (Health Care Supplies)                68,800      5,411,120
-----------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)             7,675      1,544,642
=======================================================================
                                                              6,955,762
=======================================================================

TAIWAN-0.21%

China Steel Corp. (Steel)                        466,000        438,751
=======================================================================

UNITED KINGDOM-10.06%

Aviva PLC (Multi-line Insurance)                 217,590      2,252,576
-----------------------------------------------------------------------
BAA PLC (Airport Services)                        93,540        941,983
-----------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)           55,240        592,469
-----------------------------------------------------------------------
Friends Provident PLC (Life & Health
  Insurance)                                     217,140        579,757
-----------------------------------------------------------------------
HMV Group PLC (Specialty Stores)                 424,580      1,869,404
-----------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)         645,720      5,072,298
-----------------------------------------------------------------------
Tesco PLC (Food Retail)                          815,550      3,950,649
-----------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)              520,980      5,251,205
-----------------------------------------------------------------------
Wolverhampton & Dudley Breweries PLC
  (Brewers)                                       60,360        952,131
=======================================================================
                                                             21,462,472
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $78,347,903)                           91,399,459
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-5.59%

Liquid Assets Portfolio-Institutional
  Class(d)                                     5,958,453   $  5,958,453
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    5,958,453      5,958,453
=======================================================================
    Total Money Market Funds (Cost
      $11,916,906)                                           11,916,906
=======================================================================
TOTAL INVESTMENTS--98.04% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $180,072,622)               209,096,018
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.76%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  8,272,530      8,272,530
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  8,272,530      8,272,530
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,545,060)                                     16,545,060
=======================================================================
TOTAL INVESTMENTS-105.80% (Cost $196,617,682)               225,641,078
=======================================================================
OTHER ASSETS LESS LIABILITIES-(5.80%)                       (12,363,372)
=======================================================================
NET ASSETS-100.00%                                         $213,277,706
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs   - Certificates
Pfd.   - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2004 represented 0.70% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $168,155,716)*                               $197,179,112
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $28,461,966)                             28,461,966
===========================================================
    Total investments (cost $196,617,682)       225,641,078
===========================================================
Foreign currencies, at value (cost
  $2,301,457)                                     2,329,803
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,861,024
-----------------------------------------------------------
  Dividends                                         517,459
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   12,128
-----------------------------------------------------------
Other assets                                         48,830
===========================================================
    Total assets                                230,410,322
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            262,093
-----------------------------------------------------------
  Deferred compensation and retirement plans         14,273
-----------------------------------------------------------
  Collateral upon return of securities loaned    16,545,060
-----------------------------------------------------------
Accrued distribution fees                           151,371
-----------------------------------------------------------
Accrued transfer agent fees                          77,862
-----------------------------------------------------------
Accrued operating expenses                           81,957
===========================================================
    Total liabilities                            17,132,616
===========================================================
Net assets applicable to shares outstanding    $213,277,706
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $171,367,682
-----------------------------------------------------------
Undistributed net investment income                  66,948
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     12,768,529
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              29,074,547
===========================================================
                                               $213,277,706
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $137,753,950
___________________________________________________________
===========================================================
Class B                                        $ 62,955,654
___________________________________________________________
===========================================================
Class C                                        $ 12,557,592
___________________________________________________________
===========================================================
Institutional Class                            $     10,510
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,388,976
___________________________________________________________
===========================================================
Class B                                           4,428,519
___________________________________________________________
===========================================================
Class C                                             884,240
___________________________________________________________
===========================================================
Institutional Class                                     715
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      14.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.67 divided by
      95.25%)                                  $      15.40
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.22
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.20
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      14.69
___________________________________________________________
===========================================================

* At June 30, 2004, securities with an aggregate market value of $15,973,624 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $239,158)        $ 2,187,876
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                      77,770
=========================================================================
  Total investment income                                       2,265,646
=========================================================================

EXPENSES:

Advisory fees                                                     951,686
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                     31,225
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         303,580
-------------------------------------------------------------------------
  Class B                                                         313,869
-------------------------------------------------------------------------
  Class C                                                          55,041
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, and C                          305,529
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              3
-------------------------------------------------------------------------
Trustees' fees                                                      7,784
-------------------------------------------------------------------------
Other                                                             134,487
=========================================================================
    Total expenses                                              2,128,067
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (25,558)
=========================================================================
    Net expenses                                                2,102,509
=========================================================================
Net investment income                                             163,137
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         8,717,957
-------------------------------------------------------------------------
  Foreign currencies                                               (9,166)
=========================================================================
                                                                8,708,791
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         6,487,760
-------------------------------------------------------------------------
  Foreign currencies                                               10,812
=========================================================================
                                                                6,498,572
=========================================================================
Net gain from investment securities and foreign currencies     15,207,363
=========================================================================
Net increase in net assets resulting from operations          $15,370,500
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                  $    163,137    $ (1,017,461)
------------------------------------------------------------------------------------------
Net realized gain from investment securities and foreign
  currencies                                                     8,708,791      25,939,356
------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities and foreign currencies                              6,498,572      21,731,439
==========================================================================================
    Net increase in net assets resulting from operations        15,370,500      46,653,334
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,099,695)
------------------------------------------------------------------------------------------
  Class B                                                               --        (657,717)
------------------------------------------------------------------------------------------
  Class C                                                               --        (104,451)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (1,861,863)
==========================================================================================
Share transactions-net:
  Class A                                                       18,980,148      14,480,900
------------------------------------------------------------------------------------------
  Class B                                                       (4,416,264)     (8,037,693)
------------------------------------------------------------------------------------------
  Class C                                                        1,711,065       3,472,062
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               16,284,949       9,915,269
==========================================================================================
    Net increase in net assets                                  31,655,449      54,706,740
==========================================================================================

NET ASSETS:

Beginning of period                                            181,622,257     126,915,517
==========================================================================================
End of period (including undistributed net investment income
  (loss) of $66,948 and $(96,189) for 2004 and 2003,
  respectively)                                               $213,277,706    $181,622,257
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund, formerly known as Global Trends Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

  Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets in excess of $1.5 billion. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2004, AIM waived fees of $1,060.

  For the period ended June 30, 2004, at the direction of the trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $23,402 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $24,863 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended June 30, 2004, AISI retained $179,778 for such services and reimbursed fees for the Institutional Class shares of $1.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2004, the Class A, Class B and Class C shares paid $303,580, $313,869 and $55,041, respectively.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2004, AIM Distributors advised the Fund that it retained $34,297 in front-end sales commissions from the sale of Class A shares and $115, $903 and $273 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND              12/31/2003         AT COST          FROM SALES       (DEPRECIATION)     06/30/2004       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,266,639      $ 14,948,037      $ (14,256,223)       $    --         $ 5,958,453      $27,507       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,266,639        14,948,037        (14,256,223)            --           5,958,453       26,221            --
==================================================================================================================================
    Subtotal      $10,533,278      $ 29,896,074      $ (28,512,446)       $    --         $11,916,906      $53,728       $    --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND              12/31/2003         AT COST          FROM SALES       (DEPRECIATION)     06/30/2004       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,778,427      $ 42,451,090      $ (44,956,987)       $    --         $ 8,272,530      $12,309       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,778,427        29,741,512        (32,247,409)            --           8,272,530       11,733            --
==================================================================================================================================
    Subtotal      $21,556,854      $ 72,192,602      $ (77,204,396)       $    --         $16,545,060      $24,042       $    --
==================================================================================================================================
    Total         $32,090,132      $102,088,676      $(105,716,842)       $    --         $28,461,966      $77,770       $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $83,737.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $1,095 under an expense offset arrangement.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2004, the Fund paid legal fees of $1,290 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

  During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

  At June 30, 2004, securities with an aggregate value of $15,973,624 were on loan to brokers. The loans were secured by cash collateral of $16,545,060 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $24,042 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

  The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
December 31, 2009                                                $1,005,765
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $131,804,023 and $121,115,040, respectively.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $30,458,384
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (1,434,988)
===========================================================================
Net unrealized appreciation of investment securities            $29,023,396
___________________________________________________________________________
===========================================================================
Investments have the same cost for tax and financial reporting purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                        JUNE 30,                        DECEMBER 31,
                                                                          2004                              2003
                                                              ----------------------------      ----------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,618,233      $ 23,011,058       3,158,946      $ 35,887,979
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        732,667        10,070,611       1,249,960        14,101,531
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        271,853         3,728,482         478,993         5,518,242
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class*                                               715            10,000              --                --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --                --          79,020         1,041,482
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --          48,243           617,509
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --           7,806            99,838
----------------------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        568,194         8,104,228       1,005,025        11,354,405
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (585,754)       (8,104,228)     (1,032,096)      (11,354,405)
============================================================================================================================
Reacquired:**
  Class A                                                       (863,320)      (12,135,138)     (3,045,439)      (33,802,966)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (465,512)       (6,382,647)     (1,080,501)      (11,402,328)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (148,235)       (2,017,417)       (195,070)       (2,146,018)
============================================================================================================================
                                                               1,128,841      $ 16,284,949         674,887      $  9,915,269
____________________________________________________________________________________________________________________________
============================================================================================================================

 * Institutional Class shares commenced sales on April 30, 2004.
** Amount is net of redemption fees of $1,108, $507 and $101 for Class A, Class
   B and Class C for 2004, and $412 for 2003, respectively.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A(a)
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------------
                                             2004            2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  13.54        $   9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03(b)        (0.06)(b)     (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.10            3.79         (1.03)        (2.17)        (1.11)         5.86
===========================================================================================================================
    Total from investment operations           1.13            3.73         (1.05)        (2.27)        (1.30)         5.80
===========================================================================================================================
Less distributions:
  Dividends from net investment income           --              --            --         (0.06)           --            --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --           (0.14)           --            --         (1.15)        (1.48)
---------------------------------------------------------------------------------------------------------------------------
Redemptions fees added to shares of
  beneficial interest                          0.00            0.00            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  14.67        $  13.54       $  9.95       $ 11.00       $ 13.33       $ 15.78
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                8.35%          37.51%        (9.55)%      (17.03)%       (7.90)%       51.93%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $137,754        $109,205       $68,335       $80,630       $20,751       $20,595
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements       1.97%(d)        2.00%         2.00%         2.00%         2.00%         1.03%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/ or
    reimbursements                             1.99%(d)        2.05%         2.05%         2.25%         2.14%         1.16%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.35%(d)       (0.50)%       (0.18)%       (0.94)%       (1.27)%       (0.50)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                       66%            178%           80%          154%          260%          147%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $122,099,392.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B(a)
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2004             2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 13.15          $  9.71         $ 10.80       $ 13.12       $ 15.62       $ 11.41
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.01)(b)        (0.11)(b)       (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    1.08             3.69           (1.02)        (2.13)        (1.09)         5.82
=================================================================================================================================
    Total from investment operations            1.07             3.58           (1.09)        (2.28)        (1.35)         5.69
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --               --              --         (0.04)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --            (0.14)             --            --         (1.15)        (1.48)
---------------------------------------------------------------------------------------------------------------------------------
Redemptions fees added to shares of
  beneficial interest                           0.00             0.00              --            --            --            --
=================================================================================================================================
Net asset value, end of period               $ 14.22          $ 13.15         $  9.71       $ 10.80       $ 13.12       $ 15.62
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 8.14%           36.90%         (10.09)%      (17.36)%       (8.30)%       51.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $62,956          $62,424         $54,029       $81,459       $22,279       $29,118
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements        2.47%(d)         2.50%           2.50%         2.50%         2.50%         1.53%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                              2.49%(d)         2.55%           2.55%         2.75%         2.64%         1.66%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.15)%(d)       (1.00)%         (0.68)%       (1.44)%       (1.77)%       (1.00)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        66%             178%             80%          154%          260%          147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $63,118,735.
(e)  Not annualized for periods less than one year.

                                                                               CLASS C(a)
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                           JUNE 30,         ------------------------------------------------------------------
                                             2004            2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 13.14          $  9.71        $10.79         $ 13.11        $ 15.62        $11.40
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.01)(b)        (0.11)(b)     (0.07)(b)       (0.16)(b)      (0.26)(b)     (0.13)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.07             3.68         (1.01)          (2.12)         (1.10)         5.83
==============================================================================================================================
    Total from investment operations          1.06             3.57         (1.08)          (2.28)         (1.36)         5.70
==============================================================================================================================
Less distributions:
  Dividends from net investment income          --               --            --           (0.04)            --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --            (0.14)           --              --          (1.15)        (1.48)
------------------------------------------------------------------------------------------------------------------------------
Redemptions fees added to shares of
  beneficial interest                         0.00             0.00            --              --             --            --
==============================================================================================================================
Net asset value, end of period               14.20            13.14          9.71           10.79          13.11         15.62
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                               8.07%           36.79%       (10.01)%        (17.37)%        (8.37)%       51.33%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $12,558          $ 9,993        $4,551         $ 4,600        $ 1,789        $  500
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements      2.47%(d)         2.50%         2.50%           2.50%          2.50%         1.53%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    reimbursements                            2.49%(d)         2.55%         2.55%           2.75%          2.64%         1.66%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.15)%(d)       (1.00)%       (0.68)%         (1.44)%        (1.77)%       (1.00)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                      66%             178%           80%            154%           260%          147%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $11,068,595.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JUNE 30,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.98
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.02(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         0.69
===================================================================================
    Total from investment operations                                    0.71
===================================================================================
Redemptions fees added to shares of beneficial interest                 0.00
===================================================================================
Net asset value, end of period                                        $14.69
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         5.08%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   11
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.26%(c)
===================================================================================
Ratio of net investment income to average net assets                    1.06%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                66%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,152.
(d)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                  and Chief Legal Officer                       Houston, TX 77046-1173

Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599

Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund                   AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                       INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     ================================================================================
INVESCO Dynamics Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                  FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund            PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                   THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                   ================================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

AIMinvestments.com               GEQ-SAR-1              A I M Distributors, Inc.

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management           --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                    AIM MID CAP CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2004


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                     AIM INVESTMENTS LOGO APPEARS HERE
--Registered Trademark--                            --Registered Trademark--

====================================================================================================================================
AIM MID CAP CORE EQUITY FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
====================================================================================================================================


ABOUT SHARE CLASSES                         ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

o Effective 9/30/03, Class B shares are     o The unmanaged Standard & Poor's             o Industry classifications used in this
not available as an investment for          Composite Index of 500 Stocks (the S&P        report are generally according to the
retirement plans maintained pursuant to     500 --Registered Trademark--) is an           Global Industry Classification Standard,
Section 401 of the Internal Revenue         index of common stocks frequently used        which was developed by and is the
Code, including 401(k) plans, money         as a general measure of U.S. stock            exclusive property and a service mark of
purchase pension plans and profit           market performance.                           Morgan Stanley Capital International
sharing plans. Plans that have existing                                                   Inc. and Standard & Poor's.
accounts invested in Class B shares will    o The unmanaged Lipper Mid-Cap Core Fund
continue to be allowed to make              Index represents an average of the            o The returns shown in the Management's
additional purchases.                       performance of the 30 largest                 Discussion of Fund Performance are based
                                            mid-capitalization core equity funds          on net asset values calculated for
o Class R shares are available only to      tracked by Lipper, Inc., an independent       shareholder transactions. Generally
certain retirement plans. Please see the    mutual fund performance monitor.              accepted accounting principles require
prospectus for more information.                                                          adjustments to be made to the net assets
                                            o The unmanaged Russell Midcap                of the fund at period end for financial
PRINCIPAL RISKS OF INVESTING IN THE FUND    --Registered Trademark-- Index                reporting purposes, and as such, the net
                                            represents the performance of the stocks      asset values for shareholder
o Investing in small and mid-size           of domestic mid-capitalization                transactions and the returns based on
companies involves risks not associated     companies.                                    those net asset values may differ from
with investing in more established                                                        the net asset values and returns
companies, including business risk,         o The unmanaged MSCI World Index is a         reported in the Financial Highlights.
significant stock price fluctuations and    group of global securities tracked by
illiquidity.                                Morgan Stanley Capital International.         o Bloomberg, Inc. is a well-known
                                                                                          independent financial research and
o International investing presents          o The unmanaged Lehman U.S. Aggregate         reporting firm.
certain risks not associated with           Bond Index, which represents the U.S.
investing solely in the United States.      investment-grade fixed-rate bond market       o The Conference Board is a
These include risks relating to             (including government and corporate           not-for-profit organization that
fluctuations in the value of the U.S.       securities, mortgage pass-through             conducts research and publishes
dollar relative to the values of other      securities and asset-backed securities),      information and analysis to help
currencies, the custody arrangements        is compiled by Lehman Brothers, a global      businesses strengthen their performance.
made for the fund's foreign holdings,       investment bank.
differences in accounting, political                                                      A description of the policies and
risks and the lesser degree of public       o The fund is not managed to track the        procedures that the fund uses to
information required to be provided by      performance of any particular index,          determine how to vote proxies relating
non-U.S. companies. The fund may invest     including the indexes defined here, and       to portfolio securities is available
up to 25% of its assets in the              consequently, the performance of the          without charge, upon request, by calling
securities of non-U.S. issuers.             fund may deviate significantly from the       800-959-4246, or on the AIM Web site,
                                            performance of the indexes.                   AIMinvestments.com.

                                            o A direct investment cannot be made in
                                            an index. Unless otherwise indicated,
                                            index results include reinvested
                                            dividends, and they do not reflect sales
                                            charges. Performance of an index of
                                            funds reflects fund expenses;
                                            performance of a market index does not.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments --Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
---------------------------
Robert H. Graham
Chairman and President
July 20, 2004

*Average annual total returns, June 30, 1979, to June 30, 2004. Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND FOCUSED ON REASONABLY PRICED STOCKS                                                  weakest-performing sectors were
OF SOLID COMPANIES                                                                        materials, information technology and
                                                                                          consumer discretionary. Mid-cap stocks
For the six months ended June 30, 2004,     MARKET CONDITIONS                             generally outperformed large-cap stocks
AIM Mid Cap Core Equity Fund Class A                                                      but underperformed small-cap stocks.
shares returned 8.25%, excluding sales      As the reporting period closed, the U.S.      Mid-cap value stocks were among the
charges. (Had the effects of sales          Federal Reserve (the Fed) voted to            best-performing stock-market categories,
charges been included, the return would     increase the federal funds target rate        although their performance lagged that
have been lower.) For the performance of    by 0.25%--its first rate increase in          of small-cap value stocks. Mid-cap
other share classes, please see page 3.     four years and a move much anticipated        growth stocks also performed well, but
The fund outperformed the S&P 500 Index,    by markets. The Fed's decision came amid      not as well as mid-cap value stocks.
the Russell Midcap Index and the Lipper     signs that the economy was strengthening
Mid-Cap Core Fund Index, which returned     and inflation, while still relatively         YOUR FUND
3.44%, 6.67% and 5.51%, respectively,       subdued, had risen in recent months.
over the same period.                                                                     Strong performance in the fund came from
                                               Gross domestic product, the broadest       holdings in a variety of sectors with
   Mid-cap stocks outperformed large-cap    measure of economic activity, expanded        the most significant contributors coming
stocks, helping the fund outpace the        at an annualized rate of 4.5% in the          from energy, industrials and health
large-cap oriented S&P 500 Index. The       first quarter of 2004 and 3.0% during         care. This is generally consistent with
portfolio was overweight in energy--the     the second quarter. What had been a           the sectors that drove overall market
best-performing market sector during the    "jobless recovery" produced 1.2 million       performance, yet our specific holdings
reporting period--in comparison to the      new jobs from January through June,           in all three of these areas outperformed
Russell Midcap Index, enabling the fund     according to the U.S. Department of           their benchmark counterparts.
to outperform that benchmark. We believe    Labor. An improved job market likely
the fund outperformed the Lipper Mid-Cap    contributed to rising consumer                   Within health care, Waters Corp.
Core Fund Index because of the              confidence, which reached a two-year          performed up to analysts' expectations.
portfolio's focus on the reasonably         high in June, according to the                The manufacturer of research and
priced growth stocks of companies with      Conference Board.                             development hardware for biotechnology
sound fundamentals, which were in favor                                                   and pharmaceutical companies continued to
during the reporting period. The fund's        Corporate profits showed strength.         deliver financial results indicative of
relatively large cash position also         According to Bloomberg, more than 85% of      the characteristics that initially made
helped protect the fund in April, when      S&P 500 Index firms reporting                 us take notice of the company. In making
the Lipper Mid-Cap Core Fund Index and      first-quarter 2004 earnings met or            our investment in Waters Corp. some time
other equity benchmarks sustained           exceeded expectations.                        ago, we believed we were purchasing an
losses.                                                                                   interest in a company with dominant
                                               For the reporting period, the              market share and an experienced
                                            strongest-performing sectors of the S&P       management team with a history
                                            500 Index were energy, industrials and
                                            consumer staples while the


====================================================================================================================================
TOP 10 Equity Holdings*                                          TOP 10 Industries*

 1. International Flavors & Fragrances Inc.             2.3%      1. Regional Banks                                      6.5%

 2. Dover Corp.                                         2.2       2. Industrial Machinery                                4.9

 3. Ceridian Corp.                                      1.9       3. Specialty Chemicals                                 4.4

 4. Mohawk Industries, Inc.                             1.9       4. Data Processing & Outsourced Services               4.1

 5. Wisconsin Energy Corp.                              1.8       5. Oil & Gas Exploration & Production                  3.2

 6. V.F. Corp.                                          1.8       6. Electronic Equipment Manufacturers                  3.2

 7. Computer Associates International, Inc.             1.8       7. Electric Utilities                                  2.9

 8. Republic Services, Inc.                             1.8       8. Packaged Foods & Meats                              2.8

 9. Campbell Soup Co.                                   1.8       9. Health Care Services                                2.6

10. Kroger Co. (The)                                    1.6      10. Leisure Products                                    2.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

of making highly disciplined capital        tioning. That being said, we added                             RONALD S. SLOAN
allocation decisions to the benefit of      to the fund's consumer staples and                             Mr. Sloan, Chartered
their shareholders.                         financials holdings while somewhat                 [SLOAN      Financial Analyst,
                                            reducing the fund's industrials and                PHOTO]      is lead portfolio
   While these characteristics were         information technology holdings. At the                        manager of AIM Mid Cap
tangible and robust, we believed the        close of the reporting period, the                             Core Equity Fund. He
market at that time was focused on          fund's largest sector weightings were         has been in the investment industry
short-term weakness in the research and     information technology, consumer              since 1971 and joined AIM in 1998. Mr.
development cycles of some of the           discretionary and industrials.                Sloan holds a B.S. in business
company's clients. As a result, we                                                        administration and an M.B.A. from the
believed we were able to make an            IN CLOSING                                    University of Missouri.
investment in a company with all of the
quality characteristics we look for, at     While we were pleased to have provided        Assisted by the Mid/Large Cap Core Team
a price we viewed as not reflective of      positive total return to shareholders
its long-term potential. We therefore       and to outperform our benchmarks during
believe the performance of Waters during    the reporting period, we continue to
the period is evidence of the               encourage shareholders to avoid focusing
opportunity that can be available to        on short-term performance. Our goal is
fundamental investors when temporary        to provide shareholders with reliable
issues affect inherently good companies.    long-term, risk-adjusted performance as
                                            a means to provide a balance to their
   Detracting from fund performance was     more aggressive equity investments.
Family Dollar Stores, a discount store      Consistent with this approach, at the
chain. We believe Family Dollar's stock     close of the period, the fund was
declined because of concerns about its      primarily invested in what we viewed as
ability to expand and maintain              reasonably valued mid-cap companies with
profitability. We continued to hold the     strong balance sheets, high or
stock in the portfolio because we           increasing returns on invested capital,
believe the company is well managed and     and management that allocates capital to
is in an expanding industry.                the benefit of shareholders.

   Due to our long-term focus, we                 See important fund and index
usually do not make significant changes          disclosures inside front cover.
to the portfolio over short-term time
frames such as six months. As such,
there were few adjustments of note to
the portfolio during the period, and we
did not materially change the fund's
posi-

====================================================================================

FUND VS. INDEXES

Total returns 12/31/03-6/30/04, excluding sales charges. Had sales charges been included, returns would be lower.

CLASS A SHARES                                                          8.25%

CLASS B SHARES                                                          7.87

CLASS C SHARES                                                          7.88

CLASS R SHARES                                                          8.11

S&P 500 INDEX (BROAD MARKET INDEX)                                      3.44

RUSSELL MIDCAP INDEX (STYLE-SPECIFIC INDEX)                             6.67

LIPPER MID-CAP CORE FUND INDEX (PEER GROUP INDEX)                       5.51

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                                 76
TOTAL NET ASSETS                                                $3.6 BILLION
====================================================================================            [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                          TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

===============================================================================
Below you will find a presentation of your fund's long-term performance record for periods ended 6/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
===============================================================================

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                Class R shares' inception date is             Class A share performance reflects the
As of 6/30/04, including applicable         6/3/02. Returns since that date are           maximum 5.50% sales charge, and Class B
sales charges                               historical returns. All other returns         and Class C share performance reflects
                                            are blended returns of historical Class       the applicable contingent deferred sales
CLASS A SHARES                              R share performance and restated Class A      charge (CDSC) for the period involved.
Inception (6/9/87)              12.86%      share performance (for periods prior to       The CDSC on Class B shares declines from
  10 Years                      12.11       the inception date of Class R shares) at      5% beginning at the time of purchase to
   5 Years                      10.73       net asset value, adjusted to reflect the      0% at the beginning of the seventh year.
   1 Year                       16.84       higher Rule 12b-1 fees applicable to          The CDSC on Class C shares is 1% for the
                                            Class R shares.                               first year after purchase. Class R
CLASS B SHARES                                                                            shares do not have a front-end sales
Inception (4/1/93)              13.05%      The performance data quoted represent         charge; returns shown are at net asset
  10 Years                      12.15       past performance and cannot guarantee         value and do not reflect a 0.75% CDSC
   5 Years                      11.00       comparable future results; current            that may be imposed on a total
   1 Year                       17.77       performance may be lower or higher.           redemption of retirement plan assets
                                            Please visit AIMinvestments.com for the       within the first year. The performance
CLASS C SHARES                              most recent month-end performance.            of the fund's share classes will differ
Inception (5/3/99)              12.58%      Performance figures reflect reinvested        due to different sales charge structures
   5 Years                      11.24       distributions, changes in net asset           and class expenses.
   1 Year                       21.75       value and the effect of the maximum
                                            sales charge unless otherwise stated.
CLASS R SHARES                              Investment return and principal value
  10 Years                      12.58%      will fluctuate so that you may have a         [ARROW
   5 Years                      11.84       gain or loss when you sell shares.            BUTTON         For More Information Visit
   1 Year                       23.34                                                     IMAGE]         AIMinvestments.com

====================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM MID CAP CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES                 AVERAGE ANNUAL TOTAL RETURNS               Please note that past performance is not
                                           For periods ended 6/30/04                  indicative of future results. More
The following information has been                                                    recent returns may be more or less than
prepared to provide Institutional Class    Inception (3/15/02)             7.56%      those shown. All returns assume
shareholders with a performance overview   1 Year                         24.32       reinvestment of distributions at net
specific to their holdings.                6 Months*                       8.52       asset value. Investment return and
Institutional Class shares are offered                                                principal value will fluctuate so your
exclusively to institutional investors,    *Cumulative total return that has not      shares, when redeemed, may be worth more
including defined contribution plans       been annualized.                           or less than their original cost. See
that meet certain criteria.                                                           full report for information on
                                           Institutional Class shares have no sales   comparative benchmarks. Please consult
                                           charge; therefore, performance is at       your fund prospectus for more
                                           NAV. Performance of Institutional Class    information. For the most current
                                           shares will differ from performance of     month-end performance, please call
                                           other share classes due to differing       800-451-4246 or visit
                                           sales charges and class expenses.          AIMinvestments.com.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

AIMinvestments.com        MCCE-INS-2 8/04    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                            A I M Distributors, Inc.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-85.71%

ADVERTISING-1.14%

Valassis Communications, Inc.(a)(b)              1,338,700   $   40,790,189
===========================================================================

AEROSPACE & DEFENSE-1.39%

L-3 Communications Holdings, Inc.                  745,100       49,772,680
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.82%

V. F. Corp.                                      1,332,000       64,868,400
===========================================================================

APPLICATION SOFTWARE-0.93%

Fair Issac Corp.                                 1,000,000       33,380,000
===========================================================================

BREWERS-1.31%

Heineken N.V. (Netherlands)                      1,418,267       46,715,864
===========================================================================

COMMUNICATIONS EQUIPMENT-0.94%

Emulex Corp.(a)(b)                               2,350,000       33,628,500
===========================================================================

COMPUTER HARDWARE-1.01%

Diebold, Inc.                                      680,000       35,951,600
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.07%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          585,000       30,969,900
---------------------------------------------------------------------------
Ceridian Corp.(a)(b)                             2,964,200       66,694,500
---------------------------------------------------------------------------
Certegy Inc.                                     1,227,400       47,623,120
===========================================================================
                                                                145,287,520
===========================================================================

DISTRIBUTORS-1.14%

Genuine Parts Co.                                1,030,000       40,870,400
===========================================================================

DIVERSIFIED BANKS-0.70%

Comerica Inc.                                      458,600       25,167,968
===========================================================================

DIVERSIFIED CHEMICALS-0.75%

Engelhard Corp.                                    825,000       26,655,750
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.81%

Viad Corp.                                       1,072,800       28,976,328
===========================================================================

ELECTRIC UTILITIES-2.85%

FPL Group, Inc.                                    561,200       35,888,740
---------------------------------------------------------------------------
Wisconsin Energy Corp.                           2,020,000       65,872,200
===========================================================================
                                                                101,760,940
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.07%

Rockwell Automation, Inc.(b)                       870,000       32,633,700
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE
ELECTRICAL COMPONENTS & EQUIPMENT-(CONTINUED)

Roper Industries, Inc.                             728,200   $   41,434,580
===========================================================================
                                                                 74,068,280
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.15%

Agilent Technologies, Inc.(a)(b)                 1,058,400       30,989,952
---------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                        1,020,000       33,986,400
---------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                 968,000       47,567,520
===========================================================================
                                                                112,543,872
===========================================================================

ENVIRONMENTAL SERVICES-1.77%

Republic Services, Inc.                          2,189,600       63,367,024
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.30%

Scotts Co. (The)-Class A(a)(b)                     724,200       46,261,896
===========================================================================

FOOD RETAIL-2.42%

Kroger Co. (The)(a)                              3,120,000       56,784,000
---------------------------------------------------------------------------
Safeway Inc.(a)(b)                               1,170,000       29,647,800
===========================================================================
                                                                 86,431,800
===========================================================================

GENERAL MERCHANDISE STORES-0.81%

Family Dollar Stores, Inc.                         952,000       28,959,840
===========================================================================

HEALTH CARE DISTRIBUTORS-1.41%

AmerisourceBergen Corp.(b)                         845,450       50,541,001
===========================================================================

HEALTH CARE EQUIPMENT-1.19%

Waters Corp.(a)                                    888,750       42,464,475
===========================================================================

HEALTH CARE SERVICES-2.58%

IMS Health Inc.(b)                               2,319,200       54,362,048
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                  1,012,900       37,983,750
===========================================================================
                                                                 92,345,798
===========================================================================

HOME FURNISHINGS-1.86%

Mohawk Industries, Inc.(a)                         908,500       66,620,305
===========================================================================

HOUSEWARES & SPECIALTIES-1.32%

Newell Rubbermaid Inc.                           1,999,900       46,997,650
===========================================================================

INDUSTRIAL MACHINERY-4.94%

Dover Corp.                                      1,828,600       76,984,060
---------------------------------------------------------------------------
ITT Industries, Inc.                               325,000       26,975,000
---------------------------------------------------------------------------
Pentair, Inc.                                    1,088,700       36,623,868
---------------------------------------------------------------------------
SPX Corp.                                          775,600       36,018,864
===========================================================================
                                                                176,601,792
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INTEGRATED OIL & GAS-2.00%

Amerada Hess Corp.                                 457,100   $   36,197,749
---------------------------------------------------------------------------
Murphy Oil Corp.                                   480,700       35,427,590
===========================================================================
                                                                 71,625,339
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.95%

CenturyTel, Inc.(b)                              1,130,000       33,945,200
===========================================================================

LEISURE PRODUCTS-2.50%

Brunswick Corp.(b)                                 972,200       39,665,760
---------------------------------------------------------------------------
Mattel, Inc.                                     2,725,550       49,741,287
===========================================================================
                                                                 89,407,047
===========================================================================

METAL & GLASS CONTAINERS-2.42%

Ball Corp.                                         482,700       34,778,535
---------------------------------------------------------------------------
Pactiv Corp.(a)                                  2,075,000       51,750,500
===========================================================================
                                                                 86,529,035
===========================================================================

OFFICE ELECTRONICS-1.41%

Xerox Corp.(a)(b)                                3,468,800       50,297,600
===========================================================================

OFFICE SERVICES & SUPPLIES-1.92%

Herman Miller, Inc.                              1,150,000       33,281,000
---------------------------------------------------------------------------
Pitney Bowes Inc.                                  800,000       35,400,000
===========================================================================
                                                                 68,681,000
===========================================================================

OIL & GAS DRILLING-0.89%

Noble Corp. (Cayman Islands)(a)                    840,000       31,827,600
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.93%

Cooper Cameron Corp.(a)(b)                         685,000       33,359,500
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.18%

Devon Energy Corp.                                 580,880       38,338,080
---------------------------------------------------------------------------
Pioneer Natural Resources Co.                    1,014,400       35,585,152
---------------------------------------------------------------------------
XTO Energy, Inc.(b)                              1,332,187       39,685,851
===========================================================================
                                                                113,609,083
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.33%

Williams Cos., Inc. (The)                        3,981,500       47,379,850
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.11%

Principal Financial Group, Inc.(b)               1,140,000       39,649,200
===========================================================================

PACKAGED FOODS & MEATS-2.79%

Campbell Soup Co.(b)                             2,341,500       62,939,520
---------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)                 6,100,000       36,624,522
===========================================================================
                                                                 99,564,042
===========================================================================

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

PAPER PRODUCTS-1.24%

Georgia-Pacific Corp.                            1,200,000   $   44,376,000
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.09%

ACE Ltd. (Bermuda)                                 925,000       39,109,000
===========================================================================

PUBLISHING-1.65%

Lee Enterprises, Inc.                              344,900       16,558,649
---------------------------------------------------------------------------
New York Times Co. (The)-Class A                   945,400       42,268,834
===========================================================================
                                                                 58,827,483
===========================================================================

REGIONAL BANKS-6.46%

AmSouth Bancorp                                    999,800       25,464,906
---------------------------------------------------------------------------
Banknorth Group, Inc.                              750,000       24,360,000
---------------------------------------------------------------------------
City National Corp.                                425,700       27,968,490
---------------------------------------------------------------------------
Compass Bancshares, Inc.                           613,000       26,359,000
---------------------------------------------------------------------------
Hibernia Corp.-Class A                           1,100,000       26,730,000
---------------------------------------------------------------------------
Hudson United Bancorp                              649,900       24,228,272
---------------------------------------------------------------------------
Marshall & Ilsley Corp.                            690,000       26,972,100
---------------------------------------------------------------------------
TCF Financial Corp.                                840,000       48,762,000
===========================================================================
                                                                230,844,768
===========================================================================

RESTAURANTS-0.61%

Outback Steakhouse, Inc.(b)                        530,000       21,920,800
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                               2,015,400       34,483,494
===========================================================================

SEMICONDUCTORS-1.74%

Microchip Technology Inc.(b)                     1,161,500       36,633,710
---------------------------------------------------------------------------
Xilinx, Inc.(b)                                    770,000       25,648,700
===========================================================================
                                                                 62,282,410
===========================================================================

SPECIALTY CHEMICALS-4.38%

International Flavors & Fragrances Inc.          2,220,000       83,028,000
---------------------------------------------------------------------------
Sigma-Aldrich Corp.                                575,000       34,275,750
---------------------------------------------------------------------------
Valspar Corp. (The)                                775,050       39,093,522
===========================================================================
                                                                156,397,272
===========================================================================

SYSTEMS SOFTWARE-1.78%

Computer Associates International, Inc.(b)       2,271,600       63,741,096
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.68%

Webster Financial Corp.                            520,000       24,450,400
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,525,689,403)                         3,063,337,091
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-14.47%

Liquid Assets Portfolio-Institutional
  Class(c)                                     258,625,421   $  258,625,421
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    258,625,422      258,625,422
===========================================================================
    Total Money Market Funds (Cost
      $517,250,843)                                             517,250,843
===========================================================================
TOTAL INVESTMENTS-100.18% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $3,042,940,246)                                             3,580,587,934
===========================================================================

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.36%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                   95,783,990   $   95,783,990
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                   95,783,990       95,783,990
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $191,567,980)                                       191,567,980
===========================================================================
TOTAL INVESTMENTS-105.54% (Cost
  $3,234,508,226)                                             3,772,155,914
===========================================================================
OTHER ASSETS LESS LIABILITIES-(5.54%)                          (197,858,202)
===========================================================================
NET ASSETS-100.00%                                           $3,574,297,712
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,525,689,403)*                            $3,063,337,091
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $708,818,823)                            708,818,823
============================================================
     Total investments (cost $3,234,508,226)   3,772,155,914
____________________________________________________________
============================================================
Foreign currencies, at value (cost $16)                   16
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 5,047,063
------------------------------------------------------------
  Dividends                                        3,033,416
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    64,459
------------------------------------------------------------
Other assets                                         100,693
============================================================
     Total assets                              3,780,401,561
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          11,236,857
------------------------------------------------------------
  Deferred compensation and retirement plans          99,012
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      191,567,980
------------------------------------------------------------
Accrued distribution fees                          1,349,987
------------------------------------------------------------
Accrued transfer agent fees                        1,673,687
------------------------------------------------------------
Accrued operating expenses                           176,326
============================================================
     Total liabilities                           206,103,849
============================================================
Net assets applicable to shares outstanding   $3,574,297,712
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,826,952,087
------------------------------------------------------------
Undistributed net investment income (loss)        (6,794,444)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     216,491,785
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              537,648,284
============================================================
                                              $3,574,297,712
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $2,430,999,682
____________________________________________________________
============================================================
Class B                                       $  726,717,637
____________________________________________________________
============================================================
Class C                                       $  329,361,830
____________________________________________________________
============================================================
Class R                                       $   49,917,023
____________________________________________________________
============================================================
Institutional Class                           $   37,301,540
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           83,430,720
____________________________________________________________
============================================================
Class B                                           27,455,614
____________________________________________________________
============================================================
Class C                                           12,457,229
____________________________________________________________
============================================================
Class R                                            1,716,947
____________________________________________________________
============================================================
Institutional Class                                1,262,405
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.14
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $29.14 divided by
       94.50%)                                $        30.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        26.47
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        26.44
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        29.07
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        29.55
____________________________________________________________
============================================================

* At June 30, 2004, securities with an aggregate market value of $189,904,971 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $57,842)         $ 15,346,786
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    2,937,523
==========================================================================
     Total investment income                                    18,284,309
==========================================================================


EXPENSES:

Advisory fees                                                   11,180,048
--------------------------------------------------------------------------
Administrative services fees                                       293,540
--------------------------------------------------------------------------
Custodian fees                                                     116,064
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        3,884,639
--------------------------------------------------------------------------
  Class B                                                        3,583,231
--------------------------------------------------------------------------
  Class C                                                        1,591,351
--------------------------------------------------------------------------
  Class R                                                          100,695
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                         4,407,479
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           5,822
--------------------------------------------------------------------------
Trustees' fees                                                      33,065
--------------------------------------------------------------------------
Other                                                              810,699
==========================================================================
     Total expenses                                             26,006,633
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (968,446)
==========================================================================
     Net expenses                                               25,038,187
==========================================================================
Net investment income (loss)                                    (6,753,878)
==========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        216,148,633
--------------------------------------------------------------------------
  Foreign currencies                                                96,072
==========================================================================
                                                               216,244,705
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         50,994,572
--------------------------------------------------------------------------
  Foreign currencies                                                   596
==========================================================================
                                                                50,995,168
==========================================================================
Net gain from investment securities and foreign currencies     267,239,873
==========================================================================
Net increase in net assets resulting from operations          $260,485,995
__________________________________________________________________________
==========================================================================


* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (6,753,878)   $  (12,705,701)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   216,244,705        32,726,586
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             50,995,168       552,964,014
==============================================================================================
    Net increase in net assets resulting from operations         260,485,995       572,984,899
==============================================================================================
Share transactions-net:
  Class A                                                        229,122,328       579,154,494
----------------------------------------------------------------------------------------------
  Class B                                                        (29,801,910)       64,080,894
----------------------------------------------------------------------------------------------
  Class C                                                          2,015,761        87,744,331
----------------------------------------------------------------------------------------------
  Class R                                                         19,464,360        20,697,205
----------------------------------------------------------------------------------------------
  Institutional Class                                              8,704,638        17,715,683
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                229,505,177       769,392,607
==============================================================================================
    Net increase in net assets                                   489,991,172     1,342,377,506
==============================================================================================

NET ASSETS:

  Beginning of period                                          3,084,306,540     1,741,929,034
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(6,794,444) and $(40,566) for 2004 and
    2003, respectively)                                       $3,574,297,712    $3,084,306,540
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

As of February 27, 2004, the Fund's shares are offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2004, AIM waived fees of $50,741.

    For the period ended June 30, 2004, at the direction of the trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $119,031 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $293,540 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended June 30, 2004, AISI retained $1,827,981 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is offered on a limited basis, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the average daily net assets of Class A shares. Pursuant to the Plans, for the six months ended June 30, 2004, the Class A, Class B, Class C and Class R shares paid $3,104,676, $3,583,231, $1,591,351 and $100,695, respectively, after AIM Distributors waived plan fees of $779,963 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2004, AIM Distributors advised the Fund that it retained $258,501 in front-end sales commissions from the sale of Class A shares and $2,875, $17,733, $27,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                         MARKET VALUE      PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE     DIVIDEND      REALIZED
FUND                       12/31/03         AT COST        FROM SALES     (DEPRECIATION)     06/30/04        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class    $280,649,536    $276,015,908    $(298,040,023)      $    --       $258,625,421    $1,246,373      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class     280,649,537     276,015,908     (298,040,023)           --        258,625,422     1,189,586           --
====================================================================================================================================
  Subtotal               $561,299,073    $552,031,816    $(596,080,046)      $    --       $517,250,843    $2,435,959      $    --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            UNREALIZED
                         MARKET VALUE      PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE     DIVIDEND      REALIZED
FUND                       12/31/03         AT COST        FROM SALES     (DEPRECIATION)     06/30/04        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class    $111,811,023    $182,568,276    $(198,595,309)      $    --       $ 95,783,990    $  256,917      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class     111,811,024     182,568,276     (198,595,310)           --         95,783,990       244,647           --
====================================================================================================================================
  Subtotal               $223,622,047    $365,136,552    $(397,190,619)      $    --       $191,567,980    $  501,564      $    --
====================================================================================================================================
  Total                  $784,921,120    $917,168,368    $(993,270,665)      $    --       $708,818,823    $2,937,523      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $692,307

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $18,652 and credits in custodian fees of $59 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $18,711.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2004, the Fund paid legal fees of $3,891 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2004, securities with an aggregate value of $189,904,971 were on loan to brokers. The loans were secured by cash collateral of $191,567,980 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $501,564 for securities lending transactions.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund did not have a capital loss carryforward for tax purposes as of December 31, 2003.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $988,296,176 and $742,219,827 respectively.

                UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $555,676,754
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (21,288,980)
==========================================================================
Net unrealized appreciation of investment securities          $534,387,774
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $3,237,768,140.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2004                DECEMBER 31, 2003
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     17,378,693    $ 484,811,715     39,159,554    $ 919,929,496
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,906,504       48,152,956      9,715,804      206,896,230
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,563,019       39,464,106      6,108,343      131,431,251
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        958,262       26,629,739      1,091,088       25,744,449
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            422,191       11,998,455        888,554       21,488,316
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        787,194       22,098,180      2,043,981       47,199,629
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (865,036)     (22,098,180)    (2,234,738)     (47,199,629)
=========================================================================================================================
Reacquired:
  Class A                                                     (9,982,968)    (277,787,567)   (16,620,639)    (387,974,631)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,204,218)     (55,856,686)    (4,607,039)     (95,615,707)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,479,322)     (37,448,345)    (2,055,754)     (43,686,920)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (255,819)      (7,165,379)      (208,127)      (5,047,244)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (116,827)      (3,293,817)      (157,954)      (3,772,633)
=========================================================================================================================
                                                               8,111,673    $ 229,505,177     33,123,073    $ 769,392,607
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                -------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                       YEAR ENDED DECEMBER 31,
                                  JUNE 30,          -----------------------------------------------------------------------------
                                    2004               2003            2002             2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $    26.92         $    21.17      $    23.85        $  24.04         $  23.48         $  18.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        (0.02)             (0.08)(a)       (0.09)(a)       (0.05)(a)         0.10(a)         (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    2.24               5.83           (2.56)           0.18             4.10             6.88
=================================================================================================================================
    Total from investment
      operations                       2.22               5.75           (2.65)           0.13             4.20             6.87
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                    --                 --              --           (0.02)              --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                       --                 --           (0.03)          (0.30)           (3.64)           (2.36)
=================================================================================================================================
    Total distributions                  --                 --           (0.03)          (0.32)           (3.64)           (2.36)
=================================================================================================================================
Net asset value, end of period   $    29.14         $    26.92      $    21.17        $  23.85         $  24.04         $  23.48
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                        8.25%             27.10%         (11.13)%          0.56%           18.76%           37.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $2,431,000         $2,025,407      $1,072,673        $490,118         $259,803         $178,550
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                           1.28%(c)(d)        1.41%           1.43%           1.39%            1.37%            1.46%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets        (0.18)%(c)         (0.33)%         (0.40)%         (0.22)%           0.38%           (0.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)               26%                38%             38%             68%              72%              90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,231,990,306.
(d) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to fee waivers and reimbursements was 1.36% (annualized).
(e)  Not annualized for periods less than one year.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2004             2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  24.54         $  19.43        $  22.03      $  22.36      $  22.21      $  18.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.12)           (0.21)(a)       (0.22)(a)     (0.19)(a)     (0.07)(a)     (0.14)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.05             5.32           (2.35)         0.16          3.86          6.55
=================================================================================================================================
    Total from investment operations             1.93             5.11           (2.57)        (0.03)         3.79          6.41
=================================================================================================================================
Less distributions from net realized
  gains                                            --               --           (0.03)        (0.30)        (3.64)        (2.36)
=================================================================================================================================
Net asset value, end of period               $  26.47         $  24.54        $  19.43      $  22.03      $  22.36      $  22.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  7.87%           26.30%         (11.69)%       (0.10)%       17.98%        36.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $726,718         $702,267        $500,166      $333,783      $210,608      $151,392
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          2.01%(c)(d)      2.06%           2.08%         2.05%         2.02%         2.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.91)%(c)       (0.98)%         (1.05)%       (0.87)%       (0.27)%       (0.72)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         26%              38%             38%           68%           72%           90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $720,583,766.
(d) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to fee waivers and reimbursements was 2.02% (annualized).
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                            -----------------------------------------------------------------------------------------------------
                                                                                                                     MAY 3, 1999
                            SIX MONTHS                                                                               (DATE SALES
                              ENDED                                YEAR ENDED DECEMBER 31,                          COMMENCED) TO
                             JUNE 30,             ---------------------------------------------------------         DECEMBER 31,
                               2004                 2003             2002            2001            2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $  24.51             $  19.41         $  22.00         $ 22.33         $ 22.19            $19.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                      (0.12)               (0.21)(a)        (0.22)(a)       (0.19)(a)       (0.07)(a)         (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                  2.05                 5.31            (2.34)           0.16            3.85              5.63
=================================================================================================================================
    Total from investment
      operations                 1.93                 5.10            (2.56)          (0.03)           3.78              5.53
=================================================================================================================================
Less distributions from
  net realized gains               --                   --            (0.03)          (0.30)          (3.64)            (2.36)
=================================================================================================================================
Net asset value, end of
  period                     $  26.44             $  24.51         $  19.41         $ 22.00         $ 22.33            $22.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                  7.88%               26.28%          (11.66)%         (0.10)%         17.95%            29.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $329,362             $303,296         $161,487         $68,085         $19,466            $1,564
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets             2.01%(c)(d)          2.06%            2.08%           2.05%           2.02%             2.11%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                    (0.91)%(c)           (0.98)%          (1.05)%         (0.87)%         (0.27)%           (0.72)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)         26%                  38%              38%             68%             72%               90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $320,018,962.
(d) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to fee waivers and reimbursements was 2.02% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                         JUNE 3, 2002
                                                              SIX MONTHS                                  (DATE SALES
                                                                ENDED                YEAR ENDED          COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,         DECEMBER 31,
                                                                 2004                   2003                 2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 26.89                $ 21.18               $ 24.54
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)                 (0.12)(a)             (0.07)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.23                   5.83                 (3.26)
======================================================================================================================
    Total from investment operations                              2.18                   5.71                 (3.33)
======================================================================================================================
Less distributions from net realized gains                          --                     --                 (0.03)
======================================================================================================================
Net asset value, end of period                                 $ 29.07                $ 26.89               $ 21.18
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   8.11%                 26.96%               (13.59)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $49,917                $27,281               $ 2,786
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           1.51%(c)(d)            1.56%                 1.58%(e)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.41)%(c)             (0.48)%               (0.55)%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          26%                    38%                   38%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $40,499,194.
(d) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to fee waivers and reimbursements was 1.52% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                                        MARCH 15, 2002
                                                              SIX MONTHS                                 (DATE SALES
                                                                ENDED                YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,             DECEMBER 31,         DECEMBER 31,
                                                                 2004                   2003                 2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 27.23                $ 21.27              $ 25.03
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04                   0.08(a)              0.04(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.28                   5.88                (3.77)
======================================================================================================================
    Total from investment operations                              2.32                   5.96                (3.73)
======================================================================================================================
Less distributions from net realized gains                          --                     --                (0.03)
======================================================================================================================
Net asset value, end of period                                 $ 29.55                $ 27.23              $ 21.27
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   8.52%                 28.02%              (14.92)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $37,302                $26,056              $ 4,817
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           0.78%(c)(d)            0.76%                0.82%(e)
======================================================================================================================
Ratio of net investment income to average net assets              0.32%(c)               0.32%                0.21%(e)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                          26%                    38%                  38%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,439,126.
(d) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to fee waivers and reimbursements was 0.79% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the

Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                  and Chief Legal Officer                       Houston, TX 77046-1173
Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599
Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund              INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                 TAX-FREE
AIM Libra Fund                                         SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)             AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                     AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                    INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                   INVESCO Energy Fund
AIM Opportunities III Fund                  INVESCO Financial Services Fund
AIM Premier Equity Fund                     INVESCO Gold & Precious Metals Fund               AIM ALLOCATION SOLUTIONS
AIM Select Equity Fund                      INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                INVESCO Leisure Fund                          AIM Aggressive Allocation Fund
AIM Small Cap Growth Fund(3)                INVESCO Multi-Sector Fund                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                   INVESCO Technology Fund                       AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund            INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                    ===============================================================================
INVESCO Dynamics Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                 FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund           PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                  THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                  ===============================================================================


* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2)AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5)Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6)AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7)Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

              AIMinvestments.com       MCCE-SAR-1       A I M Distributors, Inc.

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
---------------------------------------------------------------------------------------
Mutual   Retirement  Annuities  College   Separately  Offshore  Alternative  Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products               Savings   Managed     Products  Investments  Management                --Registered Trademark--
                                Plans     Accounts
---------------------------------------------------------------------------------------

                                                    AIM MODERATE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2004

                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM MODERATE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A MODERATE LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o A change in interest rates will affect      o The unmanaged Lipper Balanced Fund
                                             the fund's investments in fixed-income        Index represents an average of the
o Class B shares are not available as an     mutual funds.                                 performance of the 30 largest
investment for retirement plans                                                            large-capitalization core equity funds
maintained pursuant to Section 401 of        o Mortgage-backed and asset-backed            tracked by Lipper, Inc., an independent
the Internal Revenue Code, including         securities in which the underlying funds      mutual fund performance monitor.
401(k) plans, money purchase pension         invest are subject to different risks
plans and profit sharing plans, except       from bonds and, as a result, may respond      o The fund uses a custom index composed
for plans that have existing accounts        to changes in interest rates                  of 42.5% Russell 3000 Index, 17.5% MSCI
invested in Class B shares. Class R          differently.                                  EAFE Index, 25% Lehman U. S. Aggregate
shares are available only to certain                                                       Bond Index, 5% Lehman 1-3 Year
retirement plans and IRAs. Please see        o International investing presents            Government/ Credit Index, and 10% Lehman
the prospectus for more information.         certain risks not associated with             High Yield Index. The unmanaged Russell
                                             investing solely in the United States.        3000--Registered Trademark-- Index is an
PRINCIPAL RISKS OF INVESTING IN THE FUND     These include, for instance, risks            index of common stocks that measures
                                             relating to fluctuations in the value of      performance of the largest 3,000 U.S.
o The advisor may change the fund's          the U.S. dollar relative to the values        companies based on market
asset class allocations, the underlying      of other currencies, the custody              capitalization. The unmanaged MSCI
funds or the target weightings in the        arrangements made for the fund's foreign      Europe, Australasia and the Far East
underlying funds at its discretion.          holdings, political and economic risks,       Index (the MSCI EAFE--Registered
                                             differences in accounting procedures,         Trademark--) is a group of foreign
o The advisor has the ability to select      the lesser degree of public information       securities tracked by Morgan Stanley
and substitute the underlying funds in       required to be provided by non-U.S.           Capital International. The unmanaged
which the fund invests, and may be           companies, and relatively low market          Lehman U.S. Aggregate Bond Index, which
subject to potential conflicts of            liquidity.                                    represents the U.S. investment-grade
interest in selecting underlying funds                                                     fixed-rate bond market (including
because it may receive higher fees from      o Investing in a fund that invests in         government and corporate securities,
certain underlying funds than others.        micro, small and mid-sized companies          mortgage pass-through securities and
However, as a fiduciary to the fund, the     involves risks not associated with            asset-backed securities), is compiled by
advisor is required to act in the fund's     investing in more established companies,      Lehman Brothers. The unmanaged Lehman
best interest when selecting the             such as business risk, stock price            1-3 Year Government/Credit Bond Index,
underlying funds.                            fluctuations and illiquidity.                 which represents the performance of
                                                                                           short-term government and
o There is a risk that the advisor's         o Investing in higher-yielding,               investment-grade corporate debt
evaluations and assumptions regarding        lower-rated debt securities (commonly         securities, is compiled by Lehman
the fund's broad asset classes or the        known as "junk bonds") has a greater          Brothers. The unmanaged Lehman High
underlying funds in which the fund           risk of price fluctuation and loss of         Yield Index, which represents the
invests may be incorrect based on actual     principal and income than U.S.                performance of high-yield debt
market conditions. There can be no           government securities such as U.S.            securities, is compiled by Lehman
assurance that the underlying funds will     Treasury bills, notes and bonds.              Brothers. Lehman Brothers is a global
achieve their investment objectives, and     Treasuries are guaranteed by the              investment bank.
the performance of the underlying funds      government for repayment of principal
may be lower than that of the asset          and any applicable interest if held to        o The unmanaged MSCI World Index is a
class they were selected to represent.       maturity. Fund shares are not insured,        group of global securities tracked by
The underlying funds may change their        and their value and yield will vary with      Morgan Stanley Capital International.
investment objectives or policies            market conditions. Investors should
without the approval of the fund. If         carefully assess the risk associated          o The fund is not managed to track the
that were to occur, the fund might be        with an investment in the fund.               performance of any particular index,
forced to withdraw its investments from                                                    including the indexes defined here, and
the underlying funds at a time that is       ABOUT INDEXES USED IN THIS REPORT             consequently, the performance of the
unfavorable to the fund.                                                                   fund may deviate significantly from the
                                             o The unmanaged Standard & Poor's             performance of the indexes.
o At any given time, the fund may be         Composite Index of 500 Stocks (the S&P
subject to sector risk, which means a        500--Registered Trademark-- Index) is an      o A direct investment cannot be made in
certain sector may underperform other        index of common stocks frequently used as     an index. Unless otherwise indicated,
sectors or the market as a whole. The        a general measure of U.S. stock market        index results include reinvested
fund is not limited with respect to the      performance.                                  dividends, and they do not reflect sales
sectors in which it can invest.                                                            charges. Performance of an index of
                                                                                           funds reflects fund expenses;
                                                                                           performance of a market index does not.

                                                                                           Continued on Page 4

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
------------------------
Robert H. Graham
Chairman and President
July 20, 2004

* Average annual total returns, June 30, 1979, to June 30, 2004.
  Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM MODERATE ALLOCATION FUND:                                                              signaling in its news releases that it
SINGLE PORTFOLIO OFFERS MULTI-FUND                                                         would soon raise rates modestly, much of
DIVERSIFICATION                                                                            the impact was already priced into the
                                                                                           market by June 30, when the Fed voted to
Class A shares of AIM Moderate               activity in April and May continued to        raise the rate by 25 basis points
Allocation Fund produced total return of     expand nationwide, with manufacturing         (0.25%)--its first rate increase in four
2.20% at net asset value for the             continuing to increase in most districts      years.
reporting period from April 30, 2004         and retail sales remaining even or
(the fund's inception) to June 30, 2004.     rising in most areas. Residential real           Performance of fixed-income
(Had the effects of the front-end sales      estate markets remained strong, and in a      investments was hampered by the
charge been included, the return would       few areas, commercial real estate             anticipation of rising rates. Losses
have been lower.) Results for the fund's     markets stabilized or even strengthened,      extended to nearly all sectors of the
other share classes and benchmark            the Fed reported.                             bond market.
indexes are shown in the table on page
3.                                              Gross domestic product, the broadest          In the stock market, small-cap stocks
                                             measure of economic activity, expanded        were the best-performing segment in
   For the two-month period of its           at an annualized rate of 3.0% during the      general, outpacing mid-cap and large-cap
existence, the fund outperformed its         second quarter of 2004. Reports released      stocks during the fund's two-month
peer group, represented by the Lipper        by the Department of Labor indicated          history. The market tended to favor
Balanced Fund Index, which returned          that more new jobs continued to be            value stocks over growth stocks for the
2.01%. The major factor in this              created in May and June. The improved         reporting period.
outperformance was strong returns by AIM     job market likely contributed to rising
Trimark Small Companies Fund, AIM Large      consumer confidence, which reached a             The effects of the generally positive
Cap Growth Fund and INVESCO                  two-year high in June, according to the       economic indicators on the stock market
International Core Equity Fund.              Conference Board.                             were tempered with investor concern
                                                                                           about worldwide terrorism, the ongoing
   The fund underperformed the 3.34%            Corporate profits showed strength.         conflict in Iraq, and rising inflation,
return of the S&P 500 Index, its             According to Bloomberg, more than 85% of      led by sharp increases in energy prices.
broad-market benchmark, primarily            S&P 500 Index firms that reported
because the fund held bonds, which           first-quarter 2004 earnings met or               On the whole, domestic markets
performed poorly in the period. The S&P      exceeded expectations.                        outperformed international markets
500 Index only includes stocks.                                                            during the two months. Some of the same
                                                To stimulate economic expansion, the       influences were at work: Fed rate
MARKET CONDITIONS                            Fed left the influential federal funds        changes, energy prices and inflation
                                             target rate at a 46-year low of 1.00%         affected growth globally, as did the
In its mid-June Beige Book report, the       throughout the reporting period. Because      threat of terrorism. Additionally,
U.S. Federal Reserve (the Fed) said that     the Fed had been                              China's central bank announced it would
economic                                                                                   raise the percentage of capital it
                                                                                           requires banks to keep on reserve, and
                                                                                           investors feared this would slow the
                                                                                           Chinese economy too much. This

====================================================================================================================================

PORTFOLIO COMPOSITION AND PERFORMANCE
4/30/04 - 6/30/04                                                                                                TOTAL APPROXIMATE
         ASSET CLASS                                 FUND                  TARGET ALLOCATION    TOTAL RETURN        CONTRIBUTION
Large Cap Value                      AIM Large Cap Basic Value Fund              10.0%              2.93%              0.2930%

Large Cap Growth                     AIM Large Cap Growth Fund                   12.5               4.93               0.6163

Mid Cap Value                        AIM Mid Cap Basic Value Fund                 5.0               3.45               0.1725

Mid Cap Growth                       INVESCO Mid-Cap Growth Fund                  5.0               2.47               0.1235

Small Cap                            AIM Trimark Small Companies Fund             5.0               5.11               0.2555

International/Global Growth          AIM International Growth Fund                7.5               2.30               0.1725

International/Global Blend           INVESCO International Core Equity Fund      10.0               4.40               0.4400

Sector Funds                         INVESCO Multi-Sector Fund                    5.0               1.90               0.0950

Intermediate Term Investment Grade   AIM Total Return Bond Fund                  25.0               0.29               0.0725

Short Term Investment Grade          AIM Short-Term Bond Fund                     5.0               0.08               0.0040

Taxable Non-Investment Grade         AIM High Yield Fund                         10.0              -0.74              -0.0740

The fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge.
The fund's holdings are subject to change and there is no assurance that the fund will continue to hold any particular fund.

====================================================================================================================================

concern caused investors to rotate from         The percentage of the fund's net              The equity portion of AIM Moderate
Asian and emerging market stocks to          assets invested in each of the                Allocation Fund spans a variety of
higher-quality, larger cap international     underlying funds is strategically set at      investment styles and market
stocks.                                      a pre-arranged target level, as shown in      capitalization ranges. It consists of
                                             the table on page 2. Since the fund is        six domestic stock funds--including one
YOUR FUND                                    passively managed, it does not have a         sector-focused fund--and two
                                             portfolio manager.                            international stock funds. The
AIM Moderate Allocation Fund launched on                                                   fixed-income portfolio consists of two
April 30, 2004. In our first direct             As market developments cause some of       investment-grade bond funds and one
communication to you, we would like to       the underlying funds to outperform            high-yield corporate bond fund.
comment briefly on the fund's structure      others, the allocations begin to vary
and goals.                                   from their targets. To re-establish the          During the period, all of the fund's
                                             original target allocation, the               equity fund investments contributed
   The fund is structured to provide a       portfolio is rebalanced at least              positively to fund return. The largest
single portfolio that offers                 annually, and may be rebalanced more          contribution came from AIM Large Cap
diversification across asset classes,        frequently if necessary.                      Growth Fund, followed by INVESCO
investment styles and market                                                               International Core Equity Fund, AIM
capitalizations, and allocates those                  The fund is structured               Large Cap Basic Value Fund, and AIM
assets in a manner targeted to an                       to provide a single                Trimark Small Companies Fund. The
investor with moderate risk tolerance.                portfolio that offers                rotation of international funds out of
                                                      diversification across               Asian and emerging markets was generally
   Asset allocation is an investment                      asset classes,                   advantageous to INVESCO International
strategy that seeks to balance risk and               investment styles and                Core Equity Fund, which is more heavily
reward in the portfolio by investing                 market capitalizations,               invested in European and
specific amounts in asset classes such                 and allocates those                 developed-market holdings.
as stocks, bonds and cash. The goal is                  assets in a manner
to provide the highest level of return                    targeted to an                      The investment-grade bond funds
for the level of risk selected by the                  aggressive investor.                contributed smaller amounts, as bonds
investor.                                                                                  overall underperformed stocks for the
                                                                                           period. The single detractor from fund
   AIM Moderate Allocation Fund is a                                                       performance was AIM High Yield Fund.
"fund of funds," meaning that all of its
holdings are other mutual funds. All of                                                    IN CLOSING
the underlying funds are AIM, INVESCO
and AIM Trimark funds that are actively                                                    We're pleased with the performance of
managed by teams of experienced                                                            AIM Moderate Allocation Fund in its
portfolio managers, who are experts in                                                     first two months. The varying results of
such specialties as growth stocks, value                                                   the underlying funds demonstrated the
stocks, and fixed-income securities of                                                     value of allocating assets among diverse
various kinds.                                                                             classes of securities. We thank you for
                                                                                           your participation in the fund.

================================================================================

FUND VS. INDEXES

Total returns 4/30/04-6/30/04, excluding sales charges. Had sales charges been included, returns would be lower.

CLASS A SHARES                                                             2.20%

CLASS B SHARES                                                             2.10

CLASS C SHARES                                                             2.10

CLASS R SHARES                                                             2.20

S&P 500 INDEX (BROAD MARKET INDEX)                                         3.34

CUSTOM INDEX =   42.5%

RUSSELL 3000 INDEX / 17.50%

MSCI EAFE INDEX / 25%

LEHMAN AGGREGATE INDEX / 5%

LEHMAN 1-3 YR GOV'T/CREDIT INDEX / 10%

LEHMAN HIGH YIELD INDEX (STYLE-SPECIFIC INDEX)                             1.92

LIPPER BALANCED FUND INDEX (PEER GROUP INDEX)                              2.01

Source: Lipper, Inc.

--------------------------------------------------------------------------------

TOTAL NET ASSETS                                                  $26.4 MILLION

TARGET ALLOCATIONS:

 EQUITY COMPONENT                                                            60%                 [RIGHT ARROW GRAPHIC]

 FIXED-INCOME COMPONENT                                                      40%           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           PERFORMANCE RECORD, PLEASE TURN
================================================================================           THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S PERFORMANCE

================================================================================
Below you will find a presentation of your fund's performance record since its inception on 4/30/04.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

====================================================================================================================================
CUMULATIVE TOTAL RETURNS                     month-end performance. Performance            purchase. Class R shares do not have a
As of 6/30/04, including applicable          figures reflect reinvested                    front-end sales charge; returns shown
sales charges. Returns have not been         distributions, changes in net asset           are at net asset value and do not
annualized.                                  value and the effect of the maximum           reflect a 0.75% CDSC that may be imposed
                                             sales charge unless otherwise stated.         on a total redemption of retirement plan
CLASS A SHARES                               Investment return and principal value         assets within the first year.
Inception (4/30/04)          -3.40%          will fluctuate so that you may have a
                                             gain or loss when you sell shares.               The performance of the fund's share
CLASS B SHARES                                                                             classes will differ due to different
Inception (4/30/04))         -2.90%             Class A share performance reflects         sales charge structures and class
                                             the maximum 5.50% sales charge, and           expenses.
CLASS C SHARES                               Class B and Class C share performance
Inception (4/30/04)           1.10%          reflects the applicable contingent               Had the advisor not waived fees
                                             deferred sales charge (CDSC) for the          and/or reimbursed expenses, performance
CLASS R SHARES                               period involved. The CDSC on Class B          would have been lower.
Inception (4/30/04)           2.20%          shares declines from 5% beginning at the
                                             time of purchase to 0% at the beginning
The performance data quoted represent        of the seventh year. The CDSC on Class C
past performance and cannot guarantee        shares is 1% for the first year after
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent
====================================================================================================================================

Continued from inside front cover            financial reporting purposes, and as          A description of the policies and
                                             such, the net asset values for                procedures the fund uses to determine
OTHER INFORMATION                            shareholder transactions and the returns      how to vote proxies relating to
                                             based on those net asset values may           portfolio securities is available
o The fund is a "fund of funds," which       differ from the net asset values and          without charge, upon request, from our
means that it invests its assets in          returns reported in the Financial             Client Services department at
other underlying mutual funds advised by     Highlights.                                   800-959-4246, or on the AIM Web site,
A I M Advisors, Inc.                                                                       AIMinvestments.com.
                                             o Bloomberg, Inc. is a well-known
o Investors will bear not just their         independent financial research and
share of the fund's operational              reporting firm.
expenses, but also, indirectly, the
operating expenses of the underlying         o The Conference Board is a
funds.                                       not-for-profit organization that
                                             conducts research and publishes
o The returns shown in the Management's      information and analysis to help
Discussion of Fund Performance are based     businesses strengthen their performance.
on net asset values calculated for
shareholder transactions. Generally
accepted accounting principles require
adjustments to be made to the net assets
of the fund at period end for

                                                                                           [ARROW
                                                                                           BUTTON         For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com
====================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM MODERATE ALLOCATION FUND

====================================================================================================================================
INSTITUTIONAL CLASS SHARES                   TOTAL RETURN                                  Please note that past performance is not
                                             4/30/04 (inception date)-6/30/04*             indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class      Inception                       2.20%         those shown. All returns assume
shareholders with a performance overview                                                   reinvestment of distributions at net
specific to their holdings.                  *Cumulative total return that has not         asset value. Investment return and
Institutional Class shares are offered       been annualized                               principal value will fluctuate so your
exclusively to institutional investors,                                                    shares, when redeemed, may be worth more
including defined contribution plans         Institutional Class shares have no sales      or less than their original cost. See
that meet certain criteria.                  charge; therefore, performance is at          full report for information on
                                             NAV. Performance of Institutional Class       comparative benchmarks. Please consult
                                             shares will differ from performance of        your fund prospectus for more
                                             other share classes due to differing          information. For the most current
                                             sales charges and class expenses.             month-end performance, please call
                                                                                           800-451-4246 or visit
                                                Had the advisor not waived fees            AIMinvestments.com.
                                             and/or reimbursed expenses, performance
                                             would have been lower.
====================================================================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

AIMinvestments.com   MAL-INS-2 8/04     YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
                                         --Registered Trademark--            --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)

                                               SHARES       VALUE
--------------------------------------------------------------------
MUTUAL FUNDS-100.04%(a)

AIM High Yield Fund-Institutional Class        613,725   $ 2,639,018
--------------------------------------------------------------------
AIM International Growth Fund-Institutional
  Class(b)                                     113,744     1,976,865
--------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
  Class(b)                                     203,299     2,640,850
--------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
  Class(b)                                     345,587     3,310,725
--------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional
  Class(b)                                     107,644     1,322,946
--------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class   131,950     1,318,176
--------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
  Class                                        635,660     6,604,510
--------------------------------------------------------------------
AIM Trimark Small Companies
  Fund-Institutional Class(b)                  118,748     1,318,107
--------------------------------------------------------------------

--------------------------------------------------------------------
                                               SHARES       VALUE
MUTUAL FUNDS-(CONTINUED)

INVESCO International Core Equity
  Fund-Institutional Class(b)                  257,782   $ 2,631,955
--------------------------------------------------------------------
INVESCO Mid-Cap Growth Fund-Institutional
  Class(b)                                     79,592      1,322,812
--------------------------------------------------------------------
INVESCO Multi-Sector Fund-Institutional
  Class(b)                                     65,046      1,321,739
--------------------------------------------------------------------
    Total Mutual Funds (Cost $25,865,005)                 26,407,703
====================================================================
TOTAL INVESTMENTS-100.04% (Cost $25,865,005)              26,407,703
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.04%)                        (12,539)
====================================================================
NET ASSETS-100.00%                                       $26,395,164
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a) The underlying fund and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $25,865,005)                                  $26,407,703
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  527,634
-----------------------------------------------------------
  Amount due from advisor                            10,874
-----------------------------------------------------------
Other assets                                          3,783
===========================================================
    Total assets                                 26,949,994
___________________________________________________________
===========================================================

LIABILITIES:

Payables for investments purchased                  527,634
-----------------------------------------------------------
Accrued distribution fees                            10,998
-----------------------------------------------------------
Accrued operating expenses                           16,198
===========================================================
    Total liabilities                               554,830
===========================================================
Net assets applicable to shares outstanding     $26,395,164
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $25,828,480
-----------------------------------------------------------
Undistributed net investment income                  19,329
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                               4,657
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        542,698
===========================================================
                                                $26,395,164
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $11,253,855
___________________________________________________________
===========================================================
Class B                                         $ 5,823,761
___________________________________________________________
===========================================================
Class C                                         $ 9,090,582
___________________________________________________________
===========================================================
Class R                                         $   124,716
___________________________________________________________
===========================================================
Institutional Class                             $   102,250
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,101,361
___________________________________________________________
===========================================================
Class B                                             570,486
___________________________________________________________
===========================================================
Class C                                             890,331
___________________________________________________________
===========================================================
Class R                                              12,208
___________________________________________________________
===========================================================
Institutional Class                                  10,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.22 divided by
      94.50%)                                   $     10.81
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.21
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.21
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.22
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.22
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the period April 30, 2004 (Date operations commenced) through June 30, 2004 (Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 34,526
======================================================================

EXPENSES:

Administrative services fees                                     8,333
----------------------------------------------------------------------
Custodian fees                                                      70
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,526
----------------------------------------------------------------------
  Class B                                                        3,793
----------------------------------------------------------------------
  Class C                                                        7,831
----------------------------------------------------------------------
  Class R                                                           88
----------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       1,420
----------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           3
----------------------------------------------------------------------
Trustees' fees                                                   1,868
----------------------------------------------------------------------
Reports to shareholders                                          4,500
----------------------------------------------------------------------
Registration and filing fees                                     3,670
----------------------------------------------------------------------
Professional fees                                                8,450
----------------------------------------------------------------------
Other                                                            2,266
======================================================================
    Total expenses                                              44,818
======================================================================
Less: Expenses reimbursed and expense offset arrangement       (29,621)
======================================================================
    Net expenses                                                15,197
======================================================================
Net investment income                                           19,329
======================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                     4,657
======================================================================
Change in net unrealized appreciation of investment
  securities                                                   542,698
======================================================================
Net gain from investment securities                            547,355
======================================================================
Net increase in net assets resulting from operations          $566,684
______________________________________________________________________
======================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period April 30, 2004 (Date operations commenced) through June 30, 2004 (Unaudited)

                                                               JUNE 30,
                                                                 2004
-------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    19,329
-------------------------------------------------------------------------
  Net realized gain from investment securities                      4,657
-------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    542,698
=========================================================================
    Net increase in net assets resulting from operations          566,684
=========================================================================
Share transactions-net:
  Class A                                                      11,042,956
-------------------------------------------------------------------------
  Class B                                                       5,725,793
-------------------------------------------------------------------------
  Class C                                                       8,837,373
-------------------------------------------------------------------------
  Class R                                                         122,348
-------------------------------------------------------------------------
  Institutional Class                                             100,010
=========================================================================
    Net increase in net assets resulting from share
     transactions                                              25,828,480
=========================================================================
    Net increase in net assets                                 26,395,164
=========================================================================

NET ASSETS:

  Beginning of period                                                  --
=========================================================================
  End of period (including undistributed net investment
    income of $19,329 for 2004)                               $26,395,164
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds advised by A I M Advisors, Inc. ("AIM") (the "underlying funds"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request. Each company listed in the Schedule of Investments is organized in the United States of America.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. The Fund's advisor has contractually agreed to reimburse expenses of Class A, Class B, Class C, Class R and Institutional Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.05% cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM reimbursed fees of $29,613.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM was paid $8,333 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AISI retained $709 for such services and reimbursed fees for the Institutional Class shares of $3.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 30, 2004 (date operations commenced) through June 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,526, $3,793, $7,831 and $88, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 30, 2004 (date operations commenced) through June 30, 2004, AIM Distributors advised the Fund that it retained $26,150 in front-end sales commissions from the sale of Class A shares and $0, $133, $0, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the period ended June 30, 2004, the Fund received credits in transfer agency fees of $5 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $5.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 30, 2004 (date operations commenced) through June 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 30, 2004 (date operations commenced) through June 30, 2004 was $25,997,532 and $137,185, respectively.

              UNREALIZED APPRECIATION (DEPRECIATION) OF
                 INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities    $542,698
----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        --
======================================================================
Net unrealized appreciation of investment securities          $542,698
______________________________________________________________________
======================================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                                   APRIL 30, 2004
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                   JUNE 30, 2004
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,108,058    $11,110,160
--------------------------------------------------------------------------------------
  Class B                                                       579,741      5,819,367
--------------------------------------------------------------------------------------
  Class C                                                       895,209      8,885,967
--------------------------------------------------------------------------------------
  Class R                                                        12,208        122,348
--------------------------------------------------------------------------------------
  Institutional Class                                            10,001        100,010
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         5,322         54,080
--------------------------------------------------------------------------------------
  Class B                                                        (5,326)       (54,080)
======================================================================================
Reacquired:
  Class A                                                       (12,019)      (121,284)
--------------------------------------------------------------------------------------
  Class B                                                        (3,929)       (39,494)
--------------------------------------------------------------------------------------
  Class C                                                        (4,878)       (48,594)
======================================================================================
                                                              2,584,387    $25,828,480
______________________________________________________________________________________
======================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   CLASS A               CLASS B               CLASS C               CLASS R
                                               ----------------      ----------------      ----------------      ----------------
                                                APRIL 30, 2004        APRIL 30, 2004        APRIL 30, 2004        APRIL 30, 2004
                                               (DATE OPERATIONS      (DATE OPERATIONS      (DATE OPERATIONS      (DATE OPERATIONS
                                                COMMENCED) TO         COMMENCED) TO         COMMENCED) TO         COMMENCED) TO
                                                   JUNE 30,              JUNE 30,              JUNE 30,              JUNE 30,
                                                     2004                  2004                  2004                  2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00                $10.00                $10.00                $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01                  0.01                  0.01                  0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                       0.21                  0.20                  0.20                  0.20
=================================================================================================================================
    Total from investment operations                  0.22                  0.21                  0.21                  0.22
=================================================================================================================================
Net asset value, end of period                     $ 10.22                $10.21                $10.21                $10.22
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       2.20%                 2.10%                 2.10%                 2.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $11,254                $5,824                $9,091                $  125
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements(b)(c)                   0.40%                 1.05%                 1.05%                 0.55%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements(b)(c)                1.94%                 2.59%                 2.59%                 2.09%
=================================================================================================================================
Ratio of net investment income to average net
  assets(b)                                           1.40%                 0.75%                 0.75%                 1.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                               1%                    1%                    1%                    1%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges, if any, and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,260,740, $2,238,734, $4,622,603 and $104,292 for Class A, Class B,
     Class C and Class R, respectively.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.90%.
(d)  Not annualized for periods less than one year.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                APRIL 30, 2004
                                                               (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                   JUNE 30,
                                                                     2004
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.03
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.19
=================================================================================
    Total from investment operations                                  0.22
=================================================================================
Net asset value, end of period                                      $10.22
_________________________________________________________________________________
=================================================================================
Total return(a)                                                       2.20%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  102
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                         0.05%(b)(c)
---------------------------------------------------------------------------------
  Without expense reimbursements                                      1.53%(b)(c)
=================================================================================
Ratio of net investment income to average net assets                  1.75%(b)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(d)                                               1%
_________________________________________________________________________________
=================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $100,166.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the Fund, expressed as a percentage of average daily net assets of the Fund was 0.90%.
(d)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the

Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

ALLOCATION FUND
OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary and          Suite 100
Albert R. Dowden                   Chief Legal Officer                          Houston, TX 77046-1173
Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599
Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                            SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                       AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     ================================================================================
INVESCO Dynamics Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                  FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund            PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                   THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                   ================================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

                     AIMinvestments.com    MAL-SAR-1    A I M Distributors, Inc.

                                   YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management           --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                       AIM SMALL CAP GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2004

                                  [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM SMALL CAP GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Lipper Small-Cap Growth       o The returns shown in the Management's
                                             Fund Index represents an average of the       Discussion of Fund Performance are based
o Effective 9/30/03, Class B shares are      performance of the 30 largest                 on net asset values calculated for
not available as an investment for           small-capitalization growth equity funds      shareholder transactions. Generally
retirement plans maintained pursuant to      tracked by Lipper, Inc., an independent       accepted accounting principles require
Section 401 of the Internal Revenue          mutual fund performance monitor.              adjustments to be made to the net assets
Code, including 401(k) plans, money                                                        of the fund at period end for financial
purchase pension plans and profit            o The unmanaged Lehman U.S. Aggregate         reporting purposes, and as such, the net
sharing plans. Plans that have existing      Bond Index (the Lehman Aggregate), which      asset values for shareholder
accounts invested in Class B shares will     represents the U.S. investment-grade          transactions and the returns based on
continue to be allowed to make               fixed-rate bond market (including             those net asset values may differ from
additional purchases.                        government and corporate securities,          the net asset values and returns
                                             mortgage pass-through securities and          reported in the Financial Highlights.
o Class R shares are available only to       asset-backed securities), is compiled by
certain retirement plans. Please see the     Lehman Brothers, a global investment          o Bloomberg, Inc. is a well-known
prospectus for more information.             bank.                                         independent financial research and
                                                                                           reporting firm.
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged MSCI World Index is a
                                             group of global securities tracked by         o The Conference Board is a
o Investing in small and mid-size            Morgan Stanley Capital International.         not-for-profit organization that
companies involves risks not associated                                                    conducts research and publishes
with investing in more established           o The fund is not managed to track the        information and analysis to help
companies, including business risk,          performance of any particular index,          businesses strengthen their performance.
significant stock price fluctuations and     including the indexes defined here, and
illiquidity                                  consequently, the performance of the          A description of the policies and
                                             fund may deviate significantly from the       procedures that the fund uses to
ABOUT INDEXES USED IN THIS REPORT            performance of the indexes.                   determine how to vote proxies relating
                                                                                           to portfolio securities is available
o The unmanaged Standard & Poor's            o A direct investment cannot be made in       without charge, upon request, by calling
Composite Index of 500 Stocks (the S&P       an index. Unless otherwise indicated,         800-959-4246, or on the AIM Web site,
500 --Registered Trademark-- Index) is       index results include reinvested              AIMinvestments.com.
an index of common stocks frequently         dividends, and they do not reflect sales
used as a general measure of U.S. stock      charges.
market performance.
                                             OTHER INFORMATION
o The unmanaged Russell 2000
--Registered Trademark-- Growth Index is     o Industry classifications used in this
a subset of the unmanaged Russell 2000       report are generally according to the
--Registered Trademark-- Index, which        Global Industry Classification Standard,
represents the performance of the stocks     which was developed by and is the
of small-capitalization companies; the       exclusive property and a service mark of
Growth subset measures the performance       Morgan Stanley Capital International
of Russell 2000 companies with higher        Inc. and Standard & Poor's.
price/book ratios and higher forecasted
growth values.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF FUNDS --Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments --Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
-------------------------
Robert H. Graham
Chairman and President
July 20, 2004

*Average annual total returns, June 30, 1979, to June 30, 2004. Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND FOCUSED ON STOCKS OF                                                                  while the weakest-performing sectors
COMPANIES WITH SOLID EARNINGS                                                              were materials, information technology
                                                                                           and consumer discretionary.
For the six months ended June 30, 2004,      MARKET CONDITIONS
AIM Small Cap Growth Fund, Class A                                                            Small-cap stocks generally
shares, returned 3.54% at net asset          As the reporting period closed, the U.S.      outperformed mid- and large-cap stocks.
value. (Had the effects of the front-end     Federal Reserve (the Fed) voted to            Small-cap value stocks were the
sales charges been included, returns         increase the federal funds target rate        best-performing stock-market category.
would have been lower.) For the              by 0.25%--its first rate increase in          Small-cap growth stocks also performed
performance of other share classes,          four years and a move much anticipated        well, but not as well as small-cap value
please see the table on the next page.       by markets. The Fed's decision came amid      stocks.
The fund tracked the performance of the      signs that the economy was strengthening
S&P 500 Index and the Lipper Small-Cap       and inflation, while still relatively         YOUR FUND
Growth Fund Index, which returned 3.44%      subdued, had risen in recent months.
and 3.43%, respectively, but                                                               At the outset of the reporting period,
underperformed the Russell 2000 Growth          Gross domestic product, the broadest       the fund was structured to take
Index, which returned 5.68% over the         measure of economic activity, expanded        advantage of an expanding economy, and
same period.                                 at an annualized rate of 4.5% in the          we maintained this focus, making only
                                             first quarter of 2004 and 3.0% during         minor adjustments to the portfolio's
   We believe the fund underperformed        the second quarter. What had been a           sector weightings. As of June 30, 2004,
the Russell 2000 Growth Index because of     "jobless recovery" produced 1.2 million       the fund's largest sector weightings
our investment strategy, which focuses       new jobs from January through June,           were information technology, health care
on the stocks of companies with solid        according to the U.S. Department of           and consumer discretionary (the consumer
fundamentals and tangible earnings. We       Labor. An improved job market may have        discretionary sector includes auto
observed that the stocks of lower            contributed to rising consumer                makers, hotels, restaurants and other
quality companies, including many that       confidence, which reached a two-year          companies that benefit from increased
were profitless, led the market rally in     high in June, according to the                consumer spending when the economy is
2003 and early in 2004. However,             Conference Board.                             strong). Please keep in mind that the
investor focus shifted to the stocks of                                                    fund's sector weightings are primarily a
higher quality companies in the second          Corporate profits showed strength.         byproduct of our stock selection
quarter of 2004, and the fund's Class A      According to Bloomberg, more than 85% of      process, which focuses on individual
shares at net asset value outperformed       S&P 500 Index firms reporting                 companies. We continued to find
the Russell 2000 Growth Index for the        first-quarter 2004 earnings met or            fundamentally sound companies, which we
final three months of the reporting          exceeded expectations.                        believed had strong earnings growth
period.                                                                                    prospects, in the information
                                                For the reporting period, the              technology, health care and consumer
                                             strongest-performing sectors of the S&P       discretionary sectors in particular.
                                             500 Index were energy, industrials and
                                             consumer staples,

====================================================================================================================================

TOP 10 HOLDINGS*                                                  TOP 10 INDUSTRIES*

 1. Urban Outfitters, Inc.                             0.9%        1. Semiconductors                                     6.1%

 2. United Natural Foods, Inc.                         0.9         2. Electronic Equipment Manufacturers                 6.1

 3. Trimble Navigation Ltd.                            0.8         3. Health Care Equipment                              5.5

 4. CoStar Group Inc.                                  0.8         4. Biotechnology                                      4.5

 5. Red Hat, Inc.                                      0.8         5. Health Care Services                               4.2

 6. Corporate Executive Board Co. (The)                0.8         6. Oil & Gas Equipment & Services                     3.7

 7. Cal Dive International, Inc.                       0.7         7. Diversified Commercial Services                    3.7

 8. Getty Images, Inc.                                 0.7         8. Internet Software & Services                       3.5

 9. MSC Industrial Direct Co., Inc., - Class A         0.7         9. Communications Equipment                           3.5

10. Euronet Worldwide, Inc.                            0.7        10. Apparel Retail                                     3.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

   Even the stocks of companies with            Detracting from fund performance were                       RYAN CRANE
strong earnings can be adversely             OmniVision Technologies, which                                 Mr. Crane, Chartered
affected by market trends. During the        manufactures image sensor devices for              [CRANE      Financial Analyst, is
reporting period, information technology     digital cameras and cell phones, and               PHOTO]      lead portfolio manager
stocks fell out of favor with investors,     DDi, which produces electronic systems                         of AIM Small Cap Growth
and this sector was the largest              for medical instruments, military                              Fund. Mr. Crane joined
detractor from fund performance. This        equipment and computers. While demand         AIM in 1994 as a portfolio administrator.
was partially offset by the performance      for its products is rising, OmniVision        In 1995 he was promoted to equity analyst
of the portfolio's health care holdings,     is facing increased competition. We           focusing on small-capitalization
especially its biotechnology stocks,         believe this was the main reason the          companies. In 1997 Mr. Crane was promoted
which made the most positive                 company's stock declined, because its         to senior analyst, a position he held
contribution to fund performance.            earnings continued to exceed                  until assuming his present duties in
                                             expectations. We have reduced the fund's      1999.
   Other sectors that enhanced fund          exposure to this stock. DDi's stock
returns were energy and consumer             declined after one of its competitors            A Houston native, Mr. Crane received
discretionary. Within the energy sector,     reported disappointing financial results      a B.S. with honors in economics from the
the fund benefited from its exploration      and reduced its earnings estimates. The       University of Houston.
and production company holdings, while       fund no longer held DDi at the close of
within the consumer discretionary            the reporting period.                         Assisted by the Small/Mid-Cap Growth
sector, leisure industry stocks                                                            Teams
performed well for the fund.                 IN CLOSING

   Stocks that enhanced performance          Throughout the reporting period, we
included Urban Outfitters, a casual          remained committed to the fund's
clothing retailer, and Quicksilver           investment objective of seeking
Resources, an oil and gas exploration        long-term growth of capital by investing
production company. Urban Outfitters         at least 80% of its assets in the
reported record earnings for the first       securities of small-capitalization
quarter of 2004. The company, operating      companies.
under the Anthropologie, Outfitters and
Free People brand names, has been                  See important fund and index
opening new stores at a rapid pace.               disclosures inside front cover.
Quicksilver Resources also reported an
increase in its first-quarter earnings.
We believe it is a well-run company with
natural gas reserves that should last a
long time.

=====================================================================================

FUND VS. INDEXES

Total returns 12/31/03-6/30/04, excluding sales charges. Had sales charges been included, returns would be lower.

CLASS A SHARES                                                          3.54%

CLASS B SHARES                                                          3.15

CLASS C SHARES                                                          3.15

CLASS R SHARES                                                          3.36

S&P 500 INDEX (BROAD MARKET INDEX)                                      3.44

RUSSELL 2000 GROWTH INDEX (STYLE-SPECIFIC INDEX)                        5.68

LIPPER SMALL-CAP GROWTH FUND INDEX (PEER GROUP INDEX)                   3.43

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                                237
TOTAL NET ASSETS                                                $2.0 BILLION

=====================================================================================      [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your fund's long-term performance record for periods ended 6/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================

====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                    Class A share performance reflects
As of 6/30/04, including applicable          the maximum 5.50% sales charge, and
sales charges                                Class B and Class C share performance
                                             reflects the applicable contingent
CLASS A SHARES                               deferred sales charge (CDSC) for the
Inception (10/18/95)               12.03%    period involved. The CDSC on Class B
   5 Years                          3.87     shares declines from 5% beginning at the
   1 Year                          17.37     time of purchase to 0% at the beginning
                                             of the seventh year. The CDSC on Class C
CLASS B SHARES                               shares is 1% for the first year after
Inception (10/18/95)               12.03%    purchase. Class R shares do not have a
   5 Years                          3.93     front-end sales charge; returns shown
   1 Year                          18.25     are at net asset value and do not
                                             reflect a 0.75% CDSC that may be imposed
CLASS C SHARES                               on a total redemption of retirement plan
Inception (5/3/99)                  7.04%    assets within the first year. The
   5 Years                          4.27     performance of the fund's share classes
   1 Year                          22.33     will differ due to different sales
                                             charge structures and class expenses.
CLASS R SHARES
Inception                          12.57%
   5 Years                          4.84
   1 Year                          23.92

Class R shares' inception date is
6/3/02. Returns since that date are
historical returns. All other returns
are blended returns of historical Class
R share performance and restated Class A share performance (for periods prior to the inception date of Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. Class A shares' inception date is 10/18/95.

   The performance data quoted represent
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent month-end performance.
Performance figures reflect reinvested
distributions, changes in net asset
value and the effect of the maximum
sales charge unless otherwise stated.
Investment return and principal value                                                      [ARROW
will fluctuate so that you may have a                                                      BUTTON       For More Information Visit
gain or loss when you sell shares.                                                         IMAGE]           AIMinvestments.com

====================================================================================================================================

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/04

AIM SMALL CAP GROWTH FUND

====================================================================================================================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  Please note that past performance is not
                                             For periods ended 6/30/04                     indicative of future results. More
The following information has been                                                         recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                 3.94%     those shown. All returns assume
shareholders with a performance overview        1 Year                          24.84      reinvestment of distributions at net
specific to their holdings.                     6 Months*                        3.78      asset value. Investment return and
Institutional Class shares are offered                                                     principal value will fluctuate so your
exclusively to institutional investors,      *Cumulative total return that has not         shares, when redeemed, may be worth more
including defined contribution plans         been annualized                               or less than their original cost. See
that meet certain criteria.                                                                full report for information on
                                             Institutional Class shares have no sales      comparative benchmarks. Please consult
                                             charge; therefore, performance is at          your fund prospectus for more
                                             NAV. Performance of Institutional Class       information. For the most current
                                             shares will differ from performance of        month-end performance, please call
                                             other share classes due to differing          800-451-4246 or visit
                                             sales charges and class expenses.             AIMinvestments.com.
====================================================================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.




AIMinvestments.com    SCG-INS-2 8/04   A I M Distributors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.99%

AEROSPACE & DEFENSE-0.57%

Engineered Support Systems, Inc.                    199,100   $   11,649,341
============================================================================

AIR FREIGHT & LOGISTICS-0.39%

UTI Worldwide, Inc. (United Kingdom)                150,000        7,903,500
============================================================================

AIRLINES-0.45%

AirTran Holdings, Inc.(a)(b)                        650,000        9,191,000
============================================================================

APPAREL RETAIL-3.22%

Aeropostale, Inc.(a)                                360,000        9,687,600
----------------------------------------------------------------------------
bebe stores, inc.(a)                                362,550        7,251,000
----------------------------------------------------------------------------
Chico's FAS, Inc.(a)(b)                             215,000        9,709,400
----------------------------------------------------------------------------
Hot Topic, Inc.(a)(b)                               325,000        6,659,250
----------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)(b)                  250,000        7,847,500
----------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(b)           350,000        6,849,500
----------------------------------------------------------------------------
Urban Outfitters, Inc.(a)(b)(c)                     290,000       17,663,900
============================================================================
                                                                  65,668,150
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.99%

Fossil, Inc.(a)(b)                                  346,050        9,429,862
----------------------------------------------------------------------------
Quicksilver, Inc.(a)                                450,000       10,714,500
============================================================================
                                                                  20,144,362
============================================================================

APPLICATION SOFTWARE-1.85%

Autodesk, Inc.(b)                                   244,800       10,479,888
----------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                            232,100        8,392,736
----------------------------------------------------------------------------
Macromedia, Inc.(a)                                 531,000       13,036,050
----------------------------------------------------------------------------
Magma Design Automation, Inc.(a)(b)                 300,000        5,769,000
============================================================================
                                                                  37,677,674
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.78%

Affiliated Managers Group, Inc.(a)(b)               190,000        9,570,300
----------------------------------------------------------------------------
Investors Financial Services Corp.(b)               145,900        6,358,322
============================================================================
                                                                  15,928,622
============================================================================

BIOTECHNOLOGY-4.50%

Affymetrix, Inc.(a)(b)                              250,000        8,182,500
----------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (Canada)(a)         330,000        6,649,500
----------------------------------------------------------------------------
Cephalon, Inc.(a)(b)                                 77,399        4,179,546
----------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)(b)                                         37,900        1,852,173
----------------------------------------------------------------------------
Connectics Corp.(a)                                 250,000        5,050,000
----------------------------------------------------------------------------
Digene Corp.(a)                                     259,400        9,475,882
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

BIOTECHNOLOGY-(CONTINUED)

Genencor International Inc.(a)                      318,600   $    5,215,482
----------------------------------------------------------------------------
Gen-Probe Inc.(a)                                   276,000       13,060,320
----------------------------------------------------------------------------
Harvard Bioscience, Inc.(a)(b)                      401,300        1,797,824
----------------------------------------------------------------------------
Invitrogen Corp.(a)(b)                              150,000       10,798,500
----------------------------------------------------------------------------
Martek Biosciences Corp.(a)(b)                      159,400        8,953,498
----------------------------------------------------------------------------
OraSure Technologies, Inc.(a)(b)                    750,000        7,297,500
----------------------------------------------------------------------------
Techne Corp.(a)(b)                                  215,800        9,376,510
============================================================================
                                                                  91,889,235
============================================================================

BROADCASTING & CABLE TV-1.37%

Cox Radio, Inc.-Class A(a)                          239,000        4,153,820
----------------------------------------------------------------------------
Cumulus Media Inc.-Class A(a)                       450,000        7,564,500
----------------------------------------------------------------------------
Entravision Communications Corp.-Class
  A(a)(b)                                           564,000        4,331,520
----------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                          270,900        4,364,199
----------------------------------------------------------------------------
Radio One, Inc.-Class D(a)(b)                       475,000        7,604,750
============================================================================
                                                                  28,018,789
============================================================================

BUILDING PRODUCTS-0.42%

Trex Co., Inc.(a)(b)                                225,000        8,493,750
============================================================================

CASINOS & GAMING-1.69%

Penn National Gaming, Inc.(a)(b)                    300,000        9,960,000
----------------------------------------------------------------------------
Shuffle Master, Inc.(a)(b)                          320,000       11,619,200
----------------------------------------------------------------------------
Station Casinos, Inc.                               265,800       12,864,720
============================================================================
                                                                  34,443,920
============================================================================

CATALOG RETAIL-0.66%

Coldwater Creek Inc.(a)                             155,300        4,110,791
----------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                        531,000        9,430,560
============================================================================
                                                                  13,541,351
============================================================================

COMMODITY CHEMICALS-0.32%

Spartech Corp.                                      251,600        6,526,504
============================================================================

COMMUNICATIONS EQUIPMENT-3.45%

ADTRAN, Inc.(b)                                     200,000        6,674,000
----------------------------------------------------------------------------
Avocent Corp.(a)                                    274,100       10,070,434
----------------------------------------------------------------------------
C-COR.net Corp.(a)                                  455,000        4,681,950
----------------------------------------------------------------------------
Plantronics, Inc.(a)                                239,000       10,061,900
----------------------------------------------------------------------------
Polycom, Inc.(a)                                    325,000        7,283,250
----------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)(b)                  704,500        5,424,650
----------------------------------------------------------------------------
SafeNet, Inc.(a)(b)                                 425,600       11,780,608
----------------------------------------------------------------------------
Sierra Wireless (Canada)(a)(b)                      125,000        4,628,750
----------------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                               191,200        5,783,800
----------------------------------------------------------------------------


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

WJ Communications, Inc.(a)                        1,105,700   $    3,914,178
============================================================================
                                                                  70,303,520
============================================================================

COMPUTER & ELECTRONICS RETAIL-0.37%

GameStop Corp.-Class A(a)                           500,000        7,610,000
============================================================================

COMPUTER HARDWARE-0.55%

Intergraph Corp.(a)                                 300,000        7,758,000
----------------------------------------------------------------------------
PalmOne, Inc.(a)(b)                                 100,000        3,477,000
============================================================================
                                                                  11,235,000
============================================================================

COMPUTER STORAGE & PERIPHERALS-1.67%

Applied Films Corp.(a)                              475,800       13,807,716
----------------------------------------------------------------------------
Avid Technology, Inc.(a)(b)                         220,000       12,005,400
----------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)(b)                                    550,000        8,200,500
============================================================================
                                                                  34,013,616
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.63%

Alliance Data Systems Corp.(a)                      254,800       10,765,300
----------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)(b)                       637,100       14,736,123
----------------------------------------------------------------------------
Global Payments Inc.(b)                             200,000        9,004,000
----------------------------------------------------------------------------
Intrado Inc.(a)                                     307,800        4,952,502
----------------------------------------------------------------------------
iPayment Holdings, Inc.(a)                          125,000        5,125,000
----------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                            187,500        9,048,750
============================================================================
                                                                  53,631,675
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.68%

Charles River Associates Inc.(a)                    222,000        6,870,900
----------------------------------------------------------------------------
Corporate Executive Board Co. (The)                 281,800       16,285,222
----------------------------------------------------------------------------
CoStar Group Inc.(a)                                375,000       17,223,750
----------------------------------------------------------------------------
Education Management Corp.(a)                       282,400        9,279,664
----------------------------------------------------------------------------
Laureate Education Inc.(a)                          239,000        9,139,360
----------------------------------------------------------------------------
Strayer Education, Inc.                              73,200        8,166,924
----------------------------------------------------------------------------
Tetra Tech, Inc.(a)                                 500,000        8,160,000
============================================================================
                                                                  75,125,820
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.40%

II-VI Inc.(a)                                       265,500        8,140,230
============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-6.07%

Aeroflex Inc.(a)                                    800,000       11,464,000
----------------------------------------------------------------------------
Cognex Corp.(b)                                     150,000        5,772,000
----------------------------------------------------------------------------
Daktronics, Inc.(a)(b)                              300,000        7,485,000
----------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                            265,500       14,575,950
----------------------------------------------------------------------------
Keithley Instruments, Inc.                          420,200        9,307,430
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE

----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-(CONTINUED)

LeCroy Corp.(a)                                     425,000   $    7,654,250
----------------------------------------------------------------------------
Littelfuse, Inc.(a)                                 210,000        8,906,100
----------------------------------------------------------------------------
National Instruments Corp.                          313,500        9,608,775
----------------------------------------------------------------------------
PerkinElmer, Inc.                                   381,200        7,639,248
----------------------------------------------------------------------------
Rogers Corp.(a)                                     135,000        9,436,500
----------------------------------------------------------------------------
Taser International, Inc.(a)(c)                     100,000        4,333,000
----------------------------------------------------------------------------
Tektronix, Inc.                                     275,000        9,355,500
----------------------------------------------------------------------------
Varian Inc.(a)                                      302,000       12,729,300
----------------------------------------------------------------------------
Veeco Instruments Inc.(a)(b)                        212,300        5,479,463
============================================================================
                                                                 123,746,516
============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.84%

Photon Dynamics, Inc.(a)(b)                         325,000       11,397,750
----------------------------------------------------------------------------
Trimble Navigation Ltd.(a)                          620,000       17,229,800
----------------------------------------------------------------------------
TTM Technologies, Inc.(a)                           750,000        8,887,500
============================================================================
                                                                  37,515,050
============================================================================

EMPLOYMENT SERVICES-0.61%

Administaff, Inc.(a)                                275,000        4,565,000
----------------------------------------------------------------------------
Gevity HR, Inc.                                     300,000        7,857,000
============================================================================
                                                                  12,422,000
============================================================================

ENVIRONMENTAL SERVICES-0.62%

Stericycle, Inc.(a)(b)                              243,000       12,572,820
============================================================================

FOOD DISTRIBUTORS-0.85%

United Natural Foods, Inc.(a)(b)                    600,000       17,346,000
============================================================================

GENERAL MERCHANDISE STORES-0.41%

Fred's, Inc.                                        375,000        8,283,750
============================================================================

HEALTH CARE EQUIPMENT-5.45%

Advanced Neuromodulation Systems, Inc.(a)(b)        250,000        8,200,000
----------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)          225,000        7,582,500
----------------------------------------------------------------------------
Closure Medical Corp.(a)                            325,000        8,160,750
----------------------------------------------------------------------------
Cyberonics, Inc.(a)(b)                              200,000        6,672,000
----------------------------------------------------------------------------
Cytyc Corp.(a)(b)                                   578,000       14,663,860
----------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                    250,000        8,817,500
----------------------------------------------------------------------------
NuVasive, Inc.(a)                                   450,000        4,909,500
----------------------------------------------------------------------------
Possis Medical, Inc.(a)                             200,000        6,830,000
----------------------------------------------------------------------------
ResMed Inc.(a)(b)                                   189,100        9,636,536
----------------------------------------------------------------------------
STERIS Corp.(a)(b)                                  300,000        6,768,000
----------------------------------------------------------------------------
VISX, Inc.(a)                                       450,000       12,024,000
----------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)(b)          182,200        5,092,490
----------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                       206,500        7,351,400
----------------------------------------------------------------------------
Zoll Medical Corp.(a)                               125,300        4,395,524
============================================================================
                                                                 111,104,060
============================================================================


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

HEALTH CARE FACILITIES-2.78%

AmSurg Corp.(a)(b)                                  328,750   $    8,261,488
----------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        331,900       12,353,318
----------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)(b)                      350,000        6,587,000
----------------------------------------------------------------------------
Select Medical Corp.                                525,000        7,045,500
----------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                            236,400        8,801,172
----------------------------------------------------------------------------
VCA Antech, Inc.(a)                                 305,600       13,696,992
============================================================================
                                                                  56,745,470
============================================================================

HEALTH CARE SERVICES-4.17%

Accredo Health, Inc.(a)(b)                          365,100       14,220,645
----------------------------------------------------------------------------
Advisory Board Co. (The)(a)(b)                      253,100        9,010,360
----------------------------------------------------------------------------
American Healthways, Inc.(a)                        163,300        4,347,046
----------------------------------------------------------------------------
Cerner Corp.(a)(b)                                  110,000        4,903,800
----------------------------------------------------------------------------
Covance Inc.(a)(b)                                  235,000        9,066,300
----------------------------------------------------------------------------
DaVita, Inc.(a)                                     225,000        6,936,750
----------------------------------------------------------------------------
eResearch Technology, Inc.(a)(b)                    363,900       10,189,200
----------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)(b)                        239,000       10,513,610
----------------------------------------------------------------------------
Inveresk Research Group, Inc.(a)                    250,000        7,710,000
----------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)(b)                 115,500        8,067,675
============================================================================
                                                                  84,965,386
============================================================================

HOME ENTERTAINMENT SOFTWARE-0.84%

Activision, Inc.(a)                                 696,900       11,080,710
----------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)(b)           200,000        6,128,000
============================================================================
                                                                  17,208,710
============================================================================

HOMEBUILDING-0.26%

Toll Brothers, Inc.(a)(b)                           125,000        5,290,000
============================================================================

HOTELS, RESORTS & CRUISE LINES-0.41%

Kerzner International Ltd. (Bahamas)(a)(b)          177,500        8,441,900
============================================================================

INTERNET RETAIL-0.35%

Netflix Inc.(a)                                     200,000        7,190,000
============================================================================

INTERNET SOFTWARE & SERVICES-3.50%

Ask Jeeves, Inc.(a)(b)                              180,000        7,025,400
----------------------------------------------------------------------------
CNET Networks, Inc.(a)(b)                           704,500        7,798,815
----------------------------------------------------------------------------
Digital Insight Corp.(a)(b)                         350,000        7,255,500
----------------------------------------------------------------------------
Digitas Inc.(a)                                     900,000        9,927,000
----------------------------------------------------------------------------
Internet Security Systems, Inc.(a)                  334,450        5,130,463
----------------------------------------------------------------------------
Interwoven, Inc.(a)                                 410,100        4,142,010
----------------------------------------------------------------------------
Netegrity, Inc.(a)                                  692,200        5,856,012
----------------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                      210,000        6,927,900
----------------------------------------------------------------------------
United Online, Inc.(a)                              400,000        7,044,000
----------------------------------------------------------------------------
Websense, Inc.(a)(b)                                276,000       10,275,480
============================================================================
                                                                  71,382,580
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE

----------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.97%

Jefferies Group, Inc.                               239,000   $    7,389,880
----------------------------------------------------------------------------
Knight Trading Group, Inc.-Class A(a)(b)            550,000        5,511,000
----------------------------------------------------------------------------
Piper Jaffray Cos., Inc.(a)(b)                      150,000        6,784,500
============================================================================
                                                                  19,685,380
============================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.41%

iShares Nasdaq Biotechnology Index Fund(a)(b)       112,100        8,418,710
============================================================================

IT CONSULTING & OTHER SERVICES-1.39%

Anteon International Corp.(a)                       275,000        8,970,500
----------------------------------------------------------------------------
CACI International Inc.-Class A(a)                  125,000        5,055,000
----------------------------------------------------------------------------
Cognizant Technology Solutions Corp.- Class
  A(a)                                              300,000        7,623,000
----------------------------------------------------------------------------
Forrester Research, Inc.(a)                         358,900        6,693,485
============================================================================
                                                                  28,341,985
============================================================================

LEISURE PRODUCTS-0.46%

Marvel Enterprises, Inc.(a)(b)                      480,000        9,369,600
============================================================================

MOVIES & ENTERTAINMENT-1.05%

Imax Corp. (Canada)(a)(b)                         1,006,400        5,575,456
----------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Canada)(a)        1,400,000        9,772,000
----------------------------------------------------------------------------
Pixar(a)(b)                                          88,700        6,165,537
============================================================================
                                                                  21,512,993
============================================================================

MULTI-LINE INSURANCE-0.39%

HCC Insurance Holdings, Inc.                        236,200        7,891,442
============================================================================

OIL & GAS DRILLING-1.03%

Grey Wolf, Inc.(a)(b)                             1,532,700        6,498,648
----------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                          235,200        7,858,032
----------------------------------------------------------------------------
Pride International, Inc.(a)(b)                     386,900        6,619,859
============================================================================
                                                                  20,976,539
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.69%

Cal Dive International, Inc.(a)                     500,000       15,160,000
----------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)             275,000        6,325,000
----------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                        398,300       11,471,040
----------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                          362,500        5,720,250
----------------------------------------------------------------------------
Key Energy Services, Inc.(a)                        637,100        6,014,224
----------------------------------------------------------------------------
National-Oilwell, Inc.(a)                           275,000        8,659,750
----------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                         244,200        6,556,770
----------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)(b)          252,800        7,755,904
----------------------------------------------------------------------------
Varco International, Inc.(a)                        345,100        7,554,239
============================================================================
                                                                  75,217,177
============================================================================


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.19%

Harvest Natural Resources, Inc.(a)(b)               550,000   $    8,200,500
----------------------------------------------------------------------------
Quicksilver Resources Inc.(a)(b)                    200,000       13,414,000
----------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        300,000       11,814,000
----------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                   300,000       11,199,000
============================================================================
                                                                  44,627,500
============================================================================

PACKAGED FOODS & MEATS-0.23%

SunOpta Inc. (Canada)(a)                            557,700        4,762,758
============================================================================

PERSONAL PRODUCTS-0.41%

NBTY, Inc.(a)                                       284,800        8,370,272
============================================================================

PHARMACEUTICALS-1.92%

American Pharmaceutical Partners, Inc.(a)(b)        200,000        6,076,000
----------------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                        390,000        3,010,800
----------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                300,000       11,985,000
----------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                      310,000       10,214,500
----------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)(b)                                    181,000        7,873,500
============================================================================
                                                                  39,159,800
============================================================================

PROPERTY & CASUALTY INSURANCE-0.79%

Direct General Corp.                                150,000        4,839,000
----------------------------------------------------------------------------
Navigators Group, Inc. (The)(a)(b)                  185,900        5,370,651
----------------------------------------------------------------------------
ProAssurance Corp.(a)                               175,400        5,982,894
============================================================================
                                                                  16,192,545
============================================================================

PUBLISHING-0.74%

Getty Images, Inc.(a)(b)                            250,000       15,000,000
============================================================================

REGIONAL BANKS-2.99%

East West Bancorp, Inc.                             405,000       12,433,500
----------------------------------------------------------------------------
Greater Bay Bancorp(b)                              251,600        7,271,240
----------------------------------------------------------------------------
PrivateBancorp, Inc.                                270,000        7,414,200
----------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         264,900        6,450,315
----------------------------------------------------------------------------
Silicon Valley Bancshares(a)(b)                     225,000        8,921,250
----------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                   189,650        8,367,358
----------------------------------------------------------------------------
UCBH Holdings, Inc.                                 256,300       10,128,976
============================================================================
                                                                  60,986,839
============================================================================

RESTAURANTS-2.41%

Buffalo Wild Wings Inc.(a)                          200,000        5,530,000
----------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc.(a)(b)                  200,000        3,818,000
----------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)(b)               239,400        9,851,310
----------------------------------------------------------------------------
Panera Bread Co.-Class A(a)(b)                      300,000       10,764,000
----------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)             424,800       10,577,520
----------------------------------------------------------------------------
Sonic Corp.(a)(b)                                   375,000        8,531,250
============================================================================
                                                                  49,072,080
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------


SEMICONDUCTOR EQUIPMENT-3.21%

ASE Test Ltd. (Taiwan)(a)                           775,000   $    5,711,750
----------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                         525,000        5,428,500
----------------------------------------------------------------------------
Cymer, Inc.(a)(b)                                   239,000        8,948,160
----------------------------------------------------------------------------
Entegris Inc.(a)                                    615,200        7,117,864
----------------------------------------------------------------------------
FEI Co.(a)(b)                                       301,900        7,218,429
----------------------------------------------------------------------------
FormFactor Inc.(a)                                  375,000        8,418,750
----------------------------------------------------------------------------
Mykrolis Corp.(a)                                   709,100       12,352,522
----------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)(b)                                        264,000       10,179,840
============================================================================
                                                                  65,375,815
============================================================================

SEMICONDUCTORS-6.12%

Actel Corp.(a)                                      300,000        5,550,000
----------------------------------------------------------------------------
AMIS Holdings, Inc.(a)(b)                           350,000        5,922,000
----------------------------------------------------------------------------
Artisan Components, Inc.(a)                         200,000        5,160,000
----------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                          1,342,500        8,417,475
----------------------------------------------------------------------------
Exar Corp.(a)                                       371,700        5,449,122
----------------------------------------------------------------------------
Genesis Microchip Inc.(a)                           303,700        4,181,949
----------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)(b)              353,200        9,592,912
----------------------------------------------------------------------------
Intersil Corp.-Class A                              213,100        4,615,746
----------------------------------------------------------------------------
Microsemi Corp.(a)                                  525,000        7,460,250
----------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                                  250,000        5,125,000
----------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                       500,000        8,515,000
----------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)(b)                 353,800        5,643,110
----------------------------------------------------------------------------
Pixelworks, Inc.(a)                                 512,900        7,857,628
----------------------------------------------------------------------------
Power Integrations, Inc.(a)(b)                      230,700        5,744,430
----------------------------------------------------------------------------
Semtech Corp.(a)                                    425,000       10,004,500
----------------------------------------------------------------------------
Skyworks Solutions, Inc.(a)(b)                      800,000        6,984,000
----------------------------------------------------------------------------
Tripath Technology Inc.(a)(b)                     1,006,400        3,270,800
----------------------------------------------------------------------------
Xicor, Inc.(a)                                      600,000        9,078,000
----------------------------------------------------------------------------
Zoran Corp.(a)(b)                                   345,300        6,336,255
============================================================================
                                                                 124,908,177
============================================================================

SPECIALIZED FINANCE-0.57%

Assured Guaranty Ltd. (Bermuda)(a)(b)               300,000        5,085,000
----------------------------------------------------------------------------
eSPEED, Inc.-Class A(a)                             375,000        6,618,750
============================================================================
                                                                  11,703,750
============================================================================

SPECIALTY STORES-1.66%

CarMax, Inc.(a)(b)                                  257,900        5,640,273
----------------------------------------------------------------------------
Select Comfort Corp.(a)(b)                          325,000        9,230,000
----------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                   300,000        6,600,000
----------------------------------------------------------------------------
Tractor Supply Co.(a)                               294,400       12,311,808
============================================================================
                                                                  33,782,081
============================================================================

STEEL-0.40%

Gibraltar Steel Corp.                               251,600        8,257,512
============================================================================


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

SYSTEMS SOFTWARE-2.10%

Macrovision Corp.(a)                                407,400   $   10,197,222
----------------------------------------------------------------------------
McAfee Inc.(a)(b)                                   350,000        6,345,500
----------------------------------------------------------------------------
Micromuse Inc.(a)                                   871,500        5,830,335
----------------------------------------------------------------------------
Novell, Inc.(a)                                     500,000        4,195,000
----------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                 710,000       16,308,700
============================================================================
                                                                  42,876,757
============================================================================

TECHNOLOGY DISTRIBUTORS-0.55%

ScanSource, Inc.(a)                                 190,000       11,289,800
============================================================================

THRIFTS & MORTGAGE FINANCE-0.25%

W Holding Co., Inc. (Puerto Rico)                   300,000        5,151,000
============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.72%

MSC Industrial Direct Co., Inc.-Class A             450,000       14,778,000
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.22%

Wireless Facilities, Inc.(a)                        463,000        4,551,290
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,433,774,604)                          1,937,610,103
============================================================================

                                                PRINCIPAL
                                                  AMOUNT

U.S. TREASURY BILLS-0.07%

1.26%, 09/16/04 (Cost $1,495,950)(d)(e)        $  1,500,000        1,495,815
============================================================================

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
MONEY MARKET FUNDS-5.25%

Liquid Assets Portfolio-Institutional
  Class(f)                                       53,558,539   $   53,558,539
----------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)      53,558,539       53,558,539
============================================================================
    Total Money Market Funds (Cost
      $107,117,078)                                              107,117,078
============================================================================
TOTAL INVESTMENTS-100.31% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,542,387,632)                                              2,046,222,996
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-19.80%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                   201,994,986      201,994,986
----------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                   201,994,986      201,994,986
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $403,989,972)                                        403,989,972
============================================================================
TOTAL INVESTMENTS-120.11% (Cost
  $1,946,377,604)                                              2,450,212,968
============================================================================
OTHER ASSETS LESS LIABILITIES-(20.11%)                          (410,313,485)
============================================================================
NET ASSETS-100.00%                                            $2,039,899,483
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c) A portion of this security is subject to call options written. See Note 1F and Note 8.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 9.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,435,270,554)*                                  $1,939,105,918
------------------------------------------------------------------
Investments in affiliated money market funds (cost
  $511,107,050)                                        511,107,050
==================================================================
    Total investments (cost $1,946,377,604)          2,450,212,968
__________________________________________________________________
==================================================================
Receivables for:
  Investments sold                                       5,354,528
------------------------------------------------------------------
  Variation margin                                         125,125
------------------------------------------------------------------
  Fund shares sold                                       3,712,080
------------------------------------------------------------------
  Dividends                                                219,374
------------------------------------------------------------------
  Investment for deferred compensation and
    retirement plans                                        44,971
------------------------------------------------------------------
  Other assets                                              78,794
==================================================================
    Total assets                                     2,459,747,840
__________________________________________________________________
==================================================================

LIABILITIES:

Payables for:
  Investments purchased                                  8,005,510
------------------------------------------------------------------
  Fund shares reacquired                                 5,761,721
------------------------------------------------------------------
  Options written, at market value (premiums
    received $169,527)                                     273,125
------------------------------------------------------------------
  Deferred compensation and retirement plans                66,999
------------------------------------------------------------------
  Collateral upon return of securities loaned          403,989,972
------------------------------------------------------------------
Accrued distribution fees                                  693,588
------------------------------------------------------------------
Accrued transfer agent fees                                987,849
------------------------------------------------------------------
Accrued operating expenses                                  69,593
==================================================================
    Total liabilities                                  419,848,357
==================================================================
Net assets applicable to shares outstanding         $2,039,899,483
__________________________________________________________________
==================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                       $1,748,422,191
------------------------------------------------------------------
Undistributed net investment income (loss)             (10,890,964)
------------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts and
  option contracts                                    (202,128,560)
------------------------------------------------------------------
Unrealized appreciation of investment securities,
  futures contracts and option contracts               504,496,816
==================================================================
                                                    $2,039,899,483
__________________________________________________________________
==================================================================

NET ASSETS:

Class A                                             $1,688,645,749
__________________________________________________________________
==================================================================
Class B                                             $  169,148,961
__________________________________________________________________
==================================================================
Class C                                             $   46,048,665
__________________________________________________________________
==================================================================
Class R                                             $   14,776,013
__________________________________________________________________
==================================================================
Institutional Class                                 $  121,280,095
__________________________________________________________________
==================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                 63,439,694
__________________________________________________________________
==================================================================
Class B                                                  6,789,376
__________________________________________________________________
==================================================================
Class C                                                  1,849,244
__________________________________________________________________
==================================================================
Class R                                                    558,209
__________________________________________________________________
==================================================================
Institutional Class                                      4,510,455
__________________________________________________________________
==================================================================
Class A:
  Net asset value per share                         $        26.62
------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.62 divided by 94.50%)   $        28.17
__________________________________________________________________
==================================================================
Class B:
  Net asset value and offering price per share      $        24.91
__________________________________________________________________
==================================================================
Class C:
  Net asset value and offering price per share      $        24.90
__________________________________________________________________
==================================================================
Class R:
  Net asset value and offering price per share      $        26.47
__________________________________________________________________
==================================================================
Institutional Class:
  Net asset value and offering price per share      $        26.89
__________________________________________________________________
==================================================================

* At June 30, 2004, securities with an aggregate market value of $400,626,748 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $550)            $  1,005,698
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    1,357,809
--------------------------------------------------------------------------
Interest                                                             6,993
==========================================================================
    Total investment income                                      2,370,500
==========================================================================

EXPENSES:

Advisory fees                                                    6,925,028
--------------------------------------------------------------------------
Administrative services fees                                       225,522
--------------------------------------------------------------------------
Custodian fees                                                     112,625
--------------------------------------------------------------------------
Distribution fees
  Class A                                                        2,913,992
--------------------------------------------------------------------------
  Class B                                                          878,600
--------------------------------------------------------------------------
  Class C                                                          239,377
--------------------------------------------------------------------------
  Class R                                                           30,208
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       2,390,568
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          10,068
--------------------------------------------------------------------------
Trustees' fees                                                      23,041
--------------------------------------------------------------------------
Other                                                              429,536
==========================================================================
    Total expenses                                              14,178,565
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (945,934)
==========================================================================
    Net expenses                                                13,232,631
==========================================================================
Net investment income (loss)                                   (10,862,131)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         53,733,725
--------------------------------------------------------------------------
  Futures contracts                                                827,320
--------------------------------------------------------------------------
  Option contracts written                                       1,095,472
==========================================================================
                                                                55,656,517
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         20,434,588
--------------------------------------------------------------------------
  Futures contracts                                                369,005
--------------------------------------------------------------------------
  Option contracts written                                        (264,533)
==========================================================================
                                                                20,539,060
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                              76,195,577
==========================================================================
Net increase in net assets resulting from operations          $ 65,333,446
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (10,862,131)   $  (15,248,461)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts futures contracts and option contracts      55,656,517       (29,706,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, futures contracts futures contracts and
    option contracts                                              20,539,060       528,393,585
==============================================================================================
    Net increase in net assets resulting from operations          65,333,446       483,438,897
==============================================================================================
Share transactions-net:
  Class A                                                         31,855,474       413,411,002
----------------------------------------------------------------------------------------------
  Class B                                                        (18,917,604)      (22,623,106)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,461,910)       (6,128,935)
----------------------------------------------------------------------------------------------
  Class R                                                          5,367,289         6,293,596
----------------------------------------------------------------------------------------------
  Institutional Class                                              9,122,468        89,071,755
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 21,965,717       480,024,312
==============================================================================================
    Net increase in net assets                                    87,299,163       963,463,209
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,952,600,320       989,137,111
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(10,890,964) and $(28,833) for 2004
    and 2003, respectively).                                  $2,039,899,483    $1,952,600,320
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2004, AIM waived fees of $17,350.

    For the period ended June 30, 2004, at the direction of the trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $82,511 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $225,522 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the six months ended June 30, 2004, AISI retained $494,249 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is offered on a limited basis, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the average daily net assets of Class A shares. Pursuant to the Plans, for the six months ended June 30, 2004, the Class A, Class B, Class C and Class R shares paid $2,081,423, $878,600, $239,377 and $30,208, respectively, after AIM Distributors waived Class A plan fees of $832,569.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2004, AIM Distributors advised the Fund that it retained $26,608 in front-end sales commissions from the sale of Class A shares and $445, $4,290, $1,116 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      06/30/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 84,830,758      $140,112,779      $(171,384,998)       $    --        $ 53,558,539     $  330,886      $    --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            84,830,758       140,112,779       (171,384,998)            --          53,558,539        315,605           --
===================================================================================================================================
    Subtotal     $169,661,516      $280,225,558      $(342,769,996)       $    --        $107,117,078     $  646,491      $    --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/03          AT COST          FROM SALES       (DEPRECIATION)      06/30/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $211,081,067      $140,682,343      $(149,768,423)       $    --        $201,994,986     $  364,016      $    --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           211,081,067       140,682,343       (149,768,424)            --         201,994,986        347,302           --
===================================================================================================================================
    Subtotal     $422,162,134      $281,364,686      $(299,536,847)       $    --        $403,989,972     $  711,318      $    --
===================================================================================================================================
    Total        $591,823,650      $561,590,244      $(642,306,843)       $    --        $511,107,050     $1,357,809      $    --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $1,266,957.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $11,500 and credits in custodian fees of $2,004 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $13,504.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2004, the Fund paid legal fees of $2,868 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2004, securities with an aggregate value of $400,626,748 were on loan to brokers. The loans were secured by cash collateral of $403,989,973 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $711,318 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                             2,430      $  330,885
-------------------------------------------------------------------------------------
Written                                                        13,387       1,901,292
-------------------------------------------------------------------------------------
Closed                                                         (6,421)       (957,208)
-------------------------------------------------------------------------------------
Exercised                                                      (4,164)       (549,624)
-------------------------------------------------------------------------------------
Expired                                                        (4,382)       (555,818)
=====================================================================================
End of period                                                     850      $  169,527
_____________________________________________________________________________________
=====================================================================================

OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                CONTRACT    STRIKE    NUMBER OF     PREMIUM                         APPRECIATION
CALLS                                            MONTH      PRICE     CONTRACTS     RECEIVED      MARKET VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Taser International, Inc                        Jul.-04     $45.0        500        $102,228        $137,500         $ (35,272)
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                          Jul.-04      55.0        200          58,398         127,000           (68,602)
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                          Jul.-04      65.0        150           8,901           8,625               276
=================================================================================================================================
Total outstanding options written                                        850        $169,527        $273,125         $(103,598)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 9--FUTURES CONTRACTS

On June 30, 2004, $1,017,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------
                                                               NO. OF         MONTH/         MARKET        UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT        VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                               65        Sep.-04/Long    $19,251,375      $765,050
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $ 68,295,841
-----------------------------------------------------------------------------
December 31, 2010                                                142,317,867
-----------------------------------------------------------------------------
December 31, 2011                                                 40,026,936
=============================================================================
Total capital loss carryforward                                 $250,640,644
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $486,141,983 and $416,576,699, respectively.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                    INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $556,485,948
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (58,283,799)
============================================================================
Net unrealized appreciation of investment securities            $498,202,149
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $1,952,010,819.

NOTE 12--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2004                 DECEMBER 31, 2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      15,859,061    $ 417,673,123     44,350,453    $ 956,041,602
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         172,475        4,252,284        539,006       10,928,150
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         148,525        3,656,525        417,319        8,478,871
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         280,023        7,312,001        327,479        7,328,256
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             912,174       24,147,769      4,738,755      105,874,188
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         159,029        4,182,761        198,401        4,346,224
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (169,614)      (4,182,761)      (210,505)      (4,346,224)
==========================================================================================================================
Reacquired:
  Class A                                                     (14,913,347)    (390,000,410)   (25,018,347)    (546,976,824)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (777,238)     (18,987,127)    (1,490,295)     (29,205,032)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (371,562)      (9,118,435)      (730,852)     (14,607,806)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (74,394)      (1,944,712)       (45,477)      (1,034,660)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (574,489)     (15,025,301)      (720,702)     (16,802,433)
==========================================================================================================================
                                                                  650,643    $  21,965,717     22,355,235    $ 480,024,312
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2004             2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    25.71       $    18.47       $  25.67      $  29.81      $  31.87      $  17.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.13)           (0.21)(a)      (0.19)(a)     (0.18)(a)     (0.13)        (0.09)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      1.04             7.45          (7.01)        (3.93)        (0.12)        15.47
=================================================================================================================================
    Total from investment operations              0.91             7.24          (7.20)        (4.11)        (0.25)        15.38
=================================================================================================================================
Less distributions from net realized
  gains                                             --               --             --         (0.03)        (1.81)        (0.54)
=================================================================================================================================
Net asset value, end of period              $    26.62       $    25.71       $  18.47      $  25.67      $  29.81      $  31.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   3.54%           39.20%        (28.05)%      (13.79)%       (0.74)%       90.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,688,646       $1,602,724       $790,700      $679,104      $566,458      $428,378
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                                1.26%(c)         1.27%          1.35%         1.31%         1.13%         1.54%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                1.37%(c)         1.37%          1.43%         1.39%         1.23%         1.54%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.02)%(c)       (0.98)%        (0.91)%       (0.70)%       (0.40)%       (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                          22%              32%            22%           37%           62%           56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year
(c) Ratios are annualized and based on average daily net assets of $1,674,287,484.
(d)  Not annualized for periods of less than one year.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2004             2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  24.15         $  17.49        $  24.48      $  28.64      $  30.92      $  16.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.23)           (0.35)(a)       (0.33)(a)     (0.35)(a)     (0.40)        (0.24)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.99             7.01           (6.66)        (3.78)        (0.07)        15.06
=================================================================================================================================
    Total from investment operations             0.76             6.66           (6.99)        (4.13)        (0.47)        14.82
=================================================================================================================================
  Less Distributions from net realized
    gains                                          --               --              --         (0.03)        (1.81)        (0.54)
=================================================================================================================================
Net asset value, end of period               $  24.91         $  24.15        $  17.49      $  24.48      $  28.64      $  30.92
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  3.15%           38.08%         (28.55)%      (14.42)%       (1.48)%       89.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $169,149         $182,700        $152,577      $212,958      $231,293      $240,150
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          2.01%(c)(d)      2.02%           2.08%         2.03%(d)      1.88%         2.19%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.77)%(c)       (1.73)%         (1.64)%       (1.43)%       (1.15)%       (1.03)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         22%              32%             22%           37%           62%           56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $176,685,590.
(d) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.02% (annualized) and 2.04% for the six months ended June 30, 2004 and the year ended December 31, 2001, respectively.
(e)  Not annualized for periods less than one year.

                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                                                                                                     MAY 3, 1999
                                              SIX MONTHS                                                             (DATE SALES
                                                ENDED                       YEAR ENDED DECEMBER 31,                 COMMENCED) TO
                                               JUNE 30,        -------------------------------------------------    DECEMBER 31,
                                                 2004           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 24.14         $ 17.48       $ 24.47       $ 28.63       $ 30.91       $ 19.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.23)          (0.35)(a)     (0.33)(a)     (0.35)(a)     (0.39)        (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.99            7.01         (6.66)        (3.78)        (0.08)        12.59
=================================================================================================================================
    Total from investment operations              0.76            6.66         (6.99)        (4.13)        (0.47)        12.42
=================================================================================================================================
  Less Distributions from net realized gains        --              --            --         (0.03)        (1.81)        (0.54)
=================================================================================================================================
Net asset value, end of period                 $ 24.90         $ 24.14       $ 17.48       $ 24.47       $ 28.63       $ 30.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   3.15%          38.10%       (28.57)%      (14.43)%       (1.48)%       65.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $46,049         $50,031       $41,693       $46,833       $41,738       $40,530
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           2.01%(c)(d)     2.02%         2.08%         2.03%(d)      1.88%         2.19%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.77)%(c)      (1.73)%       (1.64)%       (1.43)%       (1.15)%       (1.03)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                          22%             32%           22%           37%           62%           56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year
(c)  Ratios are annualized based on average daily net assets of $48,138,414.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.02% (annualized) and 2.04% for the six months ended June 30, 2004 and the year ended December 31, 2001, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                  JUNE 30, 2002
                                                              SIX MONTHS                           (DATE SALES
                                                                ENDED           YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                                 2004              2003               2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 25.61            $18.44             $22.64
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)            (0.28)(a)          (0.13)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.00              7.45              (4.07)
===============================================================================================================
    Total from investment operations                              0.86              7.17              (4.20)
===============================================================================================================
Net asset value, end of period                                 $ 26.47            $25.61             $18.44
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   3.36%            38.88%            (18.55)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,776            $9,029             $1,301
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.51%(c)          1.52%              1.61%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  1.52%(c)          1.52%              1.61%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.27)%(c)        (1.23)%            (1.17)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          22%               32%                22%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder calculations. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,149,606.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                                                  MARCH 15, 2002
                                                              SIX MONTHS                           (DATE SALES
                                                                ENDED           YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,        DECEMBER 31,
                                                                 2004              2003                2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  25.91          $  18.53             $24.61
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.07)            (0.12)(a)          (0.07)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.05              7.50              (6.01)
================================================================================================================
    Total from investment operations                               0.98              7.38              (6.08)
================================================================================================================
Net asset value, end of period                                 $  26.89          $  25.91             $18.53
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                    3.78%            39.83%            (24.71)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $121,280          $108,116             $2,866
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                      0.77%(c)          0.80%              0.89%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   0.78%(c)          0.80%              0.89%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.53)(c)         (0.51)%            (0.45)(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                           22%               32%                22%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder calculations. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $115,839,768.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to
Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND

Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Chairman and President                        Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Kevin M. Carome                               11 Greenway Plaza
                                  Senior Vice President, Secretary              Suite 100
Albert R. Dowden                   and Chief Legal Officer                      Houston, TX 77046-1173

Edward K. Dunn Jr.                Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
Jack M. Fields                                                                  P.O. Box 4739
                                  Stuart W. Coco                                Houston, TX 77210-4739
Carl Frischling                   Vice President
                                                                                CUSTODIAN
Robert H. Graham                  Melville B. Cox                               State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
Gerald J. Lewis                                                                 Boston, MA 02110-2801
                                  Karen Dunn Kelley
Prema Mathai-Davis                Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
Lewis F. Pennock                  Edgar M. Larsen                               Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street
Ruth H. Quigley                                                                 Philadelphia, PA 19103-7599

Louis S. Sklar                                                                  COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll, Ph.D.                                                               919 Third Avenue
                                                                                New York, NY 10022-3852
Mark H. Williamson
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund5                       AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                             SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                       AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     ================================================================================
INVESCO Dynamics Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                  FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund            PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                   THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                   ================================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.


A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

                       AIMinvestments.com   SCG-SAR-1   A I M Distributors, Inc.

                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10.   CONTROLS AND PROCEDURES.

 (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

 11(a)(1)         Not applicable.

 11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 11(a)(3)         Not applicable.

 11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 1, 2004

                                  EXHIBIT INDEX


11(a)(1)          Not applicable.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)          Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.